U.S. GLOBAL INVESTORS FUNDS

        [GRAPHIC: Photograph of Two Men, One Woman in Business Suits]

                                                                   ANNUAL REPORT
                                                                   JUNE 30, 2002

[GRAPHIC: U.S. Global Investors Logo)

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                           U.S. GLOBAL INVESTORS FUNDS

                                  ANNUAL REPORT
                                  JUNE 30, 2002
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TABLE OF CONTENTS
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      LETTER TO SHAREHOLDERS .........................................   1

      MANAGEMENT TEAMS' PERSPECTIVES .................................   4

      PORTFOLIOS OF INVESTMENTS ......................................  35

      NOTES TO PORTFOLIOS OF INVESTMENTS .............................  67

      STATEMENTS OF ASSETS AND LIABILITIES ...........................  70

      STATEMENTS OF OPERATIONS .......................................  74

      STATEMENTS OF CHANGES IN NET ASSETS ............................  78

      NOTES TO FINANCIAL STATEMENTS ..................................  84

      FINANCIAL HIGHLIGHTS ...........................................  94

      REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS .......................  99

      TRUSTEES AND OFFICERS .......................................... 100

      ADDITIONAL INFORMATION ......................................... 103

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QUOTRON SYMBOLS
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      U.S. TREASURY SECURITIES CASH FUND ..........................  USTXX

      U.S. GOVERNMENT SECURITIES SAVINGS FUND .....................  UGSXX

      NEAR-TERM TAX FREE FUND .....................................  NEARX

      TAX FREE FUND ...............................................  USUTX

      ALL AMERICAN EQUITY FUND ....................................  GBTFX

      CHINA REGION OPPORTUNITY FUND ...............................  USCOX

      GLOBAL RESOURCES FUND .......................................  PSPFX

      WORLD PRECIOUS MINERALS FUND ................................  UNWPX

      GOLD SHARES FUND ............................................  USERX


[GRAPHIC: U.S. Global Investors Funds Logo]
P.O. Box 781234
San Antonio, Texas 78278-1234
Tel 1*800*US*FUNDS
Fax 210*308*1217
www.usfunds.com

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 U.S. GLOBAL INVESTORS FUNDS
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                                                     ________________________
DEAR SHAREHOLDER                                    |                        |
                                                    |                        |
It's time to review, realign and rebuild your       | GRAPHIC: Photograph of |
investment strategy.                                | Frank E. Holmes        |
                                                    |                        |
Remember the amazing bull years for equity          |                        |
[PHOTO] markets--1997, 1998 and 1999. What          |________________________|
Federal Reserve Board Chairman Alan Greenspan described as an "irrational exuberance" could have also been characterized as an "irrational fear of Y2K." This sentiment, coupled with a tremendous amount of overbuilding resulting from far too much exuberance surrounding the Internet, created a bubble in the stock market.

Go back to the history books and look at previous market cycles. You will quickly realize that all massive booms eventually lead to severe bear markets. And when the bears rule Wall Street, gold shines. True to form, as the market has unraveled over the past year--in particular, since the emotional and economic September 11 disaster--gold has far outperformed the equity markets. This is why we have always advocated looking at investments holistically with an asset allocation strategy that meets the investor's personal needs. Investors should consider gold as one asset class in a diversified portfolio. Financial studies, such as the one conducted by the Wharton School's Dr. Jeffrey Jaffe, suggest a 5 percent weighting in gold. We have provided a chart on the next page to explain why gold is performing exceptionally well in the current environment.

It is important to maintain discipline in both bull and bear markets, and to rebalance your portfolio at least once a year. For example, between Christmas and New Years, when the equity markets are typically up and the gold markets down, investors should take profits from their equity funds and move them to their gold funds to maintain a 5 percent overall weighting in gold funds. Then when gold funds generate fantastic returns, it is prudent to take profits and buy equity funds, which are typically down, and rebalance gold assets to the 5 percent level of the total portfolio.
                                                                               1

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 U.S. GLOBAL INVESTORS FUNDS
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                                CRITICAL DRIVERS
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        CAUSE              EFFECT               POSSIBLE RAMIFICATIONS
     ------------     ----------------      -----------------------------
     War on           Deficit Spending      Weaker U.S.       Higher
     Terrorism        $ 450B                Currency          Gold Prices

     Weak             40-year Low in        Weaker U.S.       Higher
     Economy          Interest Rates        Currency          Gold Prices

     Low Gold         Cuts in               Falling           Higher
     Prices           Exploration           Production        Gold Prices

     Low Interest     Hedging               Less Supply       Higher
     Rates            Curtailed                               Gold Prices

     Mergers          Rationalization       Decreasing        Higher Gold
                                            Production        Prices

               WE HAVE A UNIQUE SITUATION WHERE ALL THE CRITICAL
              DRIVERS FOR GOLD ARE POINTING IN THE SAME DIRECTION.

There is good news for the stock market! For the first time in more than two years, the year-over-year change in earnings of the Standard and Poor's 500 companies should turn positive. The economy is rebuilding and companies are becoming profitable. Although the economy is on the mend, many investors are still captivated by Enronitis. Being an election year, this malady dominates the media and continues to generate much fear and skepticism among investors.

Diversification of your monthly income is also important. It is a key component to your overall asset allocation strategy. With money market fund yields so low, investors should consider investing in our tax-free municipal bond funds, which have performed well throughout the bear and bull markets. In particular, the Near-Term Tax Free Fund has a relatively stable net asset value and currently offers a tax-equivalent yield higher than the average money market fund.

We suggest investors be cautious when considering investing in CDs. When an investor commits monies to a CD, their cash is locked-up and substantial penalties that can cancel profits may be leveled if the CD is cashed in early. Even CDs have risks that all investors should fully understand.

2

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 U.S. GLOBAL INVESTORS FUNDS
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Please visit our website to explore and discover our investment tools, which can help you to realign and rebuild your portfolio.

Sincerely,

/s/ Frank Holmes

Frank E. Holmes
Chairman and CEO
U.S. Global Investors, Inc.


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                             SUGGESTED FUND ASSET ALLOCATION
     --------------------------------------------------------------------
     AGE OF                  MONEY
     INVESTOR                MARKET       BONDS        STOCKS        GOLD
     --------                ------       -----        ------        ----
     60s                     20%           40%           35%          5%
     50s                     15%           35%           45%          5%
     40s                     5%            20%           60%          5%
     30s                     10%           15%           70%          5%



     --------------------------------------------------------------------
                         DIVERSIFY YOUR MONTHLY INCOME
     --------------------------------------------------------------------
                                        TOTAL RETURN
                      ---------------------------------------------------
                         1-YEAR              3-YEAR              5-YEAR
          -             -------             -------             -------
     USUTX1              +6.18%             +18.43%             +29.33%
     NEARX2              +5.65%             +16.26%             +26.16%
     S&P 500            -17.99%             -25.09%             +19.70%
     NASDAQ             -32.30%             -45.53%              -1.47%
     --------------------------------------------------------------------
     Source: Lipper                                      Data as of 6/30/02

(1) The Tax Free Fund's annualized total return for the 1-, 5- and 10-year periods was 6.18%, 5.28% and 5.75%, respectively, as of June 30, 2002.

(2) The Near-Term Tax Free Fund's annualized total return for the 1-, 5- and 10-year periods was 5.65%, 4.76% and 4.93%, respectively, as of June 30, 2002. Performance data quoted represent past performance and investment return, and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     The adviser for the Tax Free and Near-Term Tax Free Funds has guaranteed total Fund operating expenses (as a percentage of net assets) will not exceed 0.70% through June 30, 2003, or until such later date as the adviser determines. The S&P 500 Stock Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The Nasdaq Composite Index is a capitalization-weighted index of all Nasdaq National Market and SmallCap stocks.

                                                                               3

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 MONEY MARKET FUNDS
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MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The U.S. Treasury Securities Cash Fund seeks to obtain a high level of current income while maintaining the highest degree of safety of principal and liquidity. The U.S. Government Securities Savings Fund seeks to achieve a consistently high yield with safety of principal.

PERFORMANCE

The U.S. Government Securities Savings Fund outperformed the Lipper government-only money market funds(1) for the year ending June 30, 2002, returning 2.20 percent versus 1.81 percent, respectively. The U.S. Treasury Securities Cash Fund, recognized as an excellent alternative to a bank checking account, offers free unlimited check writing, a check card option and timely statements rivaling a full service commercial bank checking account.


     U.S. TREASURY SECURITIES CASH FUND              AS OF JUNE 30, 2002
     -------------------------------------------------------------------
     7-Day Yield                                              0.98%
     -------------------------------------------------------------------
     7-Day Effective Yield                                    0.98%
     -------------------------------------------------------------------
     Weighted Average Days to Maturity                          43



     U.S. GOVERNMENT SECURITIES SAVINGS FUND         AS OF JUNE 30, 2002
     -------------------------------------------------------------------
     7-Day Yield                                              1.49%
     -------------------------------------------------------------------
     7-Day Effective Yield                                    1.50%
     -------------------------------------------------------------------
     Weighted Average Days to Maturity                          51

     Like all mutual funds, an investment in either the U.S. Government Securities Savings Fund or the U.S. Treasury Securities Cash Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. The FDIC generally insures bank money market funds.


THE YEAR IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

At the end of June 2001, the Federal Reserve (Fed) shifted to 25-basis-point cuts and was widely believed to be moving into the fine-tuning stage

4

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 MONEY MARKET FUNDS
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of that interest rate cycle. The Fed continued the 25-basis-point incremental cut at their August Federal Open Market Committee (FOMC) meeting as signs of economic stabilization began developing. Then the events of September 11 reversed the course of economies worldwide. In response to the terrorist attack, the Fed cut interest rates by 50 basis points on September 17, 2001, and again on October 2, 2001. The Fed followed those cuts in November and December with reductions of 50 and 25 basis points, respectively. As we moved into 2002, the economy began to show signs of recovery again. Stocks rebounded strongly and economic activity was on the upswing with the gross domestic product (GDP) surging 6.1 percent in the first quarter of 2002.

Market participants were anticipating a rate hike by May or June 2002--an increase they never saw. Over the past year, three- and six-month T-bills fell by 1.97 percent and 1.90 percent, respectively. At the end of June 2002, yields on three- and six-month T-bills were at 1.68 percent and 1.74 percent, respectively. The money market agency yield curve followed suit, falling between
1.75 and 2.0 percent.

INVESTMENT HIGHLIGHTS

The U.S. Government Securities Savings Fund continued to reduce its exposure to floating rate securities. For much of the period, the fund took a "barbell" approach by buying very short-term securities and long-term fixed rate securities, while limiting exposure to intermediate maturities. The U.S. Treasury Securities Cash Fund followed a similar strategy by investing in either short-term or one-year securities.

CURRENT OUTLOOK

Looking at the stock market, investors might think we are still in a recession. However, the fourth quarter of 2001 found the GDP up 1.7 percent, followed by first quarter 2002's GDP jump of 6.1 percent, and a forecasted increase of 2 to 3 percent in the second quarter. Current expectations of GDP growth for the second half of the year are about 4 percent. Economic data suggests we are in the middle of an economic recovery. Inflation news has been favorable and may trend lower as the year progresses. With the economy moving along and no immediate inflationary threat, the Fed appears comfortable leaving interest rates alone, and is not expected to make any interest rate changes for the remainder of 2002.

(1) A fund that invests principally in financial instruments issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities, with dollar-weighted average maturities of less than 90 days.

                                                                               5

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--------------------------------------------------------------------------------
 TAX FREE FUNDS
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MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Tax Free and Near-Term Tax Free Funds seek to provide a high level of current income that is exempt from federal income tax action and to preserve capital. The Near-Term Tax Free Fund maintains a weighted average maturity of less than five years, while the Tax Free Fund generally maintains a longer weighted average maturity.

PERFORMANCE

[GRAPHIC: Line chart created from data points in table below.]

  NEAR-TERM TAX FREE FUND
                                                                     LEHMAN
                                                                     3-YEAR
                                            NEAR-TERM               MUNICIPAL
     DATE                                   TAX FREE                BOND INDEX
  ----------                             -------------            -------------
   6/30/1992                             $   10,000.00            $   10,000.00
   7/31/1992                                 10,335.89                10,194.94
   8/31/1992                                 10,094.85                10,149.07
   9/30/1992                                 10,143.29                10,231.80
  10/30/1992                                  9,870.73                10,191.66
  11/30/1992                                 10,144.64                10,262.92
  12/31/1992                                 10,272.31                10,325.17
   1/29/1993                                 10,380.96                10,402.98
   2/26/1993                                 10,827.56                10,565.16
   3/31/1993                                 10,668.03                10,534.03
   4/30/1993                                 10,778.22                10,595.46
   5/31/1993                                 10,768.16                10,623.31
   6/30/1993                                 10,909.71                10,692.11
   7/30/1993                                 10,940.18                10,697.03
   8/31/1993                                 11,052.24                10,796.95
   9/30/1993                                 11,133.95                10,844.46
  10/29/1993                                 11,164.74                10,867.39
  11/30/1993                                 11,133.84                10,852.65
  12/31/1993                                 11,278.70                10,967.32
   1/31/1994                                 11,352.08                11,055.78
   2/28/1994                                 11,236.45                10,952.58
   3/31/1994                                 11,057.09                10,820.71
   4/29/1994                                 11,078.28                10,884.59
   5/31/1994                                 11,120.80                10,935.38
   6/30/1994                                 11,131.47                10,938.65
   7/29/1994                                 11,227.90                11,029.57
   8/31/1994                                 11,260.13                11,068.88
   9/30/1994                                 11,249.34                11,041.04
  10/31/1994                                 11,227.71                11,014.01
  11/30/1994                                 11,195.17                10,994.35
  12/30/1994                                 11,271.40                11,041.85
   1/31/1995                                 11,347.85                11,133.59
   2/28/1995                                 11,413.57                11,250.72
   3/31/1995                                 11,490.54                11,351.46
   4/28/1995                                 11,523.66                11,389.96
   5/31/1995                                 11,645.54                11,564.42
   6/30/1995                                 11,690.03                11,592.27
   7/31/1995                                 11,757.03                11,714.31
   8/31/1995                                 11,813.01                11,806.05
   9/29/1995                                 11,846.73                11,839.63
  10/31/1995                                 11,891.86                11,896.14
  11/30/1995                                 11,971.14                11,972.32
  12/29/1995                                 12,005.25                12,021.46
   1/31/1996                                 12,096.71                12,115.65
   2/29/1996                                 12,096.71                12,118.11
   3/29/1996                                 12,039.17                12,088.62
   4/30/1996                                 12,039.17                12,103.37
   5/31/1996                                 12,050.75                12,114.01
   6/28/1996                                 12,120.54                12,186.09
   7/31/1996                                 12,190.61                12,254.08
   8/30/1996                                 12,225.77                12,272.09
   9/30/1996                                 12,308.14                12,346.63
  10/31/1996                                 12,390.82                12,432.63
  11/29/1996                                 12,521.25                12,548.94
  12/31/1996                                 12,521.25                12,554.67
   1/31/1997                                 12,569.09                12,609.55
   2/28/1997                                 12,638.72                12,670.98
   3/31/1997                                 12,554.38                12,605.45
   4/30/1997                                 12,616.06                12,659.51
   5/30/1997                                 12,733.85                12,762.72
   6/30/1997                                 12,830.11                12,838.07
   7/31/1997                                 13,044.15                12,990.42
   8/29/1997                                 12,976.66                12,965.03
   9/30/1997                                 13,098.55                13,057.58
  10/31/1997                                 13,155.39                13,115.74
  11/28/1997                                 13,197.55                13,153.41
  12/31/1997                                 13,335.62                13,242.69
   1/30/1998                                 13,443.00                13,330.33
   2/27/1998                                 13,436.74                13,358.18
   3/31/1998                                 13,431.71                13,379.48
   4/30/1998                                 13,414.05                13,361.46
   5/29/1998                                 13,559.58                13,485.13
   6/30/1998                                 13,602.75                13,530.18
   7/31/1998                                 13,643.66                13,579.33
   8/31/1998                                 13,797.68                13,711.20
   9/30/1998                                 13,931.66                13,798.02
  10/30/1998                                 13,925.21                13,865.18
  11/30/1998                                 13,945.93                13,898.76
  12/31/1998                                 13,953.73                13,932.35
   1/29/1999                                 14,076.31                14,058.48
   2/26/1999                                 14,042.30                14,074.04
   3/31/1999                                 14,054.11                14,086.33
   4/30/1999                                 14,098.90                14,129.74
   5/31/1999                                 14,059.26                14,109.26
   6/30/1999                                 13,922.77                14,024.90
   7/30/1999                                 13,989.26                14,094.52
   8/31/1999                                 13,946.54                14,111.72
   9/30/1999                                 13,985.40                14,164.96
  10/29/1999                                 13,959.87                14,166.60
  11/30/1999                                 14,038.02                14,228.85
  12/31/1999                                 14,009.62                14,205.91
   1/31/2000                                 13,991.98                14,231.31
   2/29/2000                                 14,038.30                14,276.35
   3/31/2000                                 14,155.85                14,350.07
   4/28/2000                                 14,118.82                14,351.71
   5/31/2000                                 14,103.68                14,366.45
   6/30/2000                                 14,291.55                14,548.28
   7/31/2000                                 14,423.23                14,666.19
   8/31/2000                                 14,549.80                14,776.99
   9/30/2000                                 14,542.82                14,781.25
  10/31/2000                                 14,636.69                14,865.07
  11/30/2000                                 14,701.37                14,924.73
  12/31/2000                                 14,918.64                15,090.94
   1/31/2001                                 15,074.34                15,320.00
   2/28/2001                                 15,107.02                15,379.92
   3/30/2001                                 15,205.36                15,488.03
   4/30/2001                                 15,140.99                15,465.40
   5/30/2001                                 15,264.41                15,606.28
   6/30/2001                                 15,322.01                15,675.78
   7/30/2001                                 15,459.20                15,804.28
   8/30/2001                                 15,624.37                15,966.54
   9/30/2001                                 15,667.97                16,048.01
  10/30/2001                                 15,778.74                16,152.38
  11/30/2001                                 15,676.38                16,100.80
  12/30/2001                                 15,607.46                16,085.44
   1/30/2002                                 15,816.34                16,289.72
   2/28/2002                                 15,949.13                16,411.89
   3/30/2002                                 15,707.97                16,167.36
   4/30/2002                                 15,984.12                16,405.02
   5/30/2002                                 16,060.09                16,500.17
   6/30/2002                                 16,187.08                16,642.07
   ----------------------------------------------------------------------------



      AVERAGE ANNUAL PERFORMANCE                         FOR THE YEARS ENDED
                                                               JUNE 30, 2002
      ----------------------------------------------------------------------
                                               TEN YEAR  FIVE YEAR  ONE YEAR
      Near-Term Tax Free Fund                   4.93%      4.76%     5.65%
      ----------------------------------------------------------------------
      Lehman 3-Year Municipal Bond Index        5.23%      5.33%     6.16%

      Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers 3-Year Municipal Bond Index is a total return benchmark designed for municipal assets. The index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least 50 million, have an amount outstanding of at least 5 million and have a maturity of two to four years. The Adviser limited the fund's total operating expenses to .62% through June 30, 2002.
      ----------------------------------------------------------------------

6

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TAX FREE FUNDS
--------------------------------------------------------------------------------


[GRAPHIC: Line chart created from data points in table below.]

  TAX FREE FUND
                                                                    LEHMAN
                                                                    10-YEAR
                                           TAX FREE                MUNICIPAL
    DATE                                     FUND                 BOND INDEX
  --------                                 --------               ----------
  06/30/92                                 $ 10,000                $ 10,000
  07/31/92                                   10,376                  10,328
  08/31/92                                   10,170                  10,206
  09/30/92                                   10,205                  10,291
  10/30/92                                    9,979                  10,186
  11/30/92                                   10,206                  10,372
  12/31/92                                   10,328                  10,493
  01/29/93                                   10,408                  10,669
  02/26/93                                   10,771                  11,060
  03/31/93                                   10,629                  10,898
  04/30/93                                   10,772                  11,002
  05/31/93                                   10,807                  11,040
  06/30/93                                   10,997                  11,258
  07/30/93                                   11,015                  11,287
  08/31/93                                   11,242                  11,520
  09/30/93                                   11,378                  11,662
  10/29/93                                   11,415                  11,681
  11/30/93                                   11,305                  11,586
  12/31/93                                   11,545                  11,833
  01/31/94                                   11,668                  11,978
  02/28/94                                   11,412                  11,650
  03/31/94                                   10,984                  11,205
  04/29/94                                   11,022                  11,328
  05/31/94                                   11,128                  11,419
  06/30/94                                   11,080                  11,370
  07/29/94                                   11,254                  11,561
  08/31/94                                   11,313                  11,605
  09/30/94                                   11,176                  11,449
  10/31/94                                   10,959                  11,282
  11/30/94                                   10,692                  11,069
  12/30/94                                   10,940                  11,268
  01/31/95                                   11,242                  11,560
  02/28/95                                   11,484                  11,887
  03/31/95                                   11,636                  12,048
  04/28/95                                   11,667                  12,062
  05/31/95                                   11,963                  12,445
  06/30/95                                   11,912                  12,367
  07/31/95                                   11,974                  12,549
  08/31/95                                   12,087                  12,719
  09/29/95                                   12,171                  12,801
  10/31/95                                   12,317                  12,948
  11/30/95                                   12,474                  13,122
  12/29/95                                   12,590                  13,203
  01/31/96                                   12,664                  13,336
  02/29/96                                   12,600                  13,281
  03/29/96                                   12,451                  13,116
  04/30/96                                   12,419                  13,070
  05/31/96                                   12,430                  13,033
  06/28/96                                   12,537                  13,157
  07/31/96                                   12,646                  13,283
  08/30/96                                   12,646                  13,284
  09/30/96                                   12,799                  13,420
  10/31/96                                   12,908                  13,590
  11/29/96                                   13,106                  13,865
  12/31/96                                   13,073                  13,802
  01/31/97                                   13,117                  13,857
  02/28/97                                   13,227                  13,987
  03/31/97                                   13,102                  13,800
  04/30/97                                   13,214                  13,901
  05/30/97                                   13,381                  14,098
  06/30/97                                   13,531                  14,254
  07/31/97                                   13,867                  14,655
  08/29/97                                   13,749                  14,512
  09/30/97                                   13,900                  14,696
  10/31/97                                   13,965                  14,774
  11/28/97                                   14,047                  14,843
  12/31/97                                   14,261                  15,077
  01/30/98                                   14,386                  15,244
  02/27/98                                   14,367                  15,243
  03/31/98                                   14,353                  15,233
  04/30/98                                   14,293                  15,149
  05/29/98                                   14,525                  15,407
  06/30/98                                   14,574                  15,463
  07/31/98                                   14,621                  15,488
  08/31/98                                   14,851                  15,757
  09/30/98                                   15,027                  15,991
  10/30/98                                   14,976                  15,998
  11/30/98                                   15,046                  16,046
  12/31/98                                   15,061                  16,096
  01/29/99                                   15,238                  16,343
  02/26/99                                   15,137                  16,196
  03/31/99                                   15,163                  16,188
  04/30/99                                   15,205                  16,231
  05/31/99                                   15,071                  16,117
  06/30/99                                   14,776                  15,817
  07/30/99                                   14,806                  15,924
  08/31/99                                   14,617                  15,865
  09/30/99                                   14,612                  15,918
  10/29/99                                   14,376                  15,806
  11/30/99                                   14,551                  15,979
  12/31/99                                   14,394                  15,896
  01/31/00                                   14,249                  15,831
  02/29/00                                   14,449                  15,955
  03/31/00                                   14,833                  16,265
  04/28/00                                   14,717                  16,184
  05/31/00                                   14,596                  16,088
  06/30/00                                   15,008                  16,525
  07/31/00                                   15,223                  16,754
  08/31/00                                   15,458                  17,013
  09/30/00                                   15,342                  16,935
  10/31/00                                   15,539                  17,109
  11/30/00                                   15,665                  17,201
  12/31/00                                   16,085                  17,606
  01/31/01                                   16,232                  17,833
  02/28/01                                   16,259                  17,863
  03/30/01                                   16,402                  18,016
  04/30/01                                   16,189                  17,792
  05/30/01                                   16,356                  17,986
  06/30/01                                   16,481                  18,093
  07/30/01                                   16,718                  18,342
  08/30/01                                   16,999                  18,653
  09/30/01                                   16,924                  18,629
  10/30/01                                   17,126                  18,859
  11/30/01                                   16,916                  18,615
  12/30/01                                   16,698                  18,419
  01/30/02                                   16,998                  18,768
  02/28/02                                   17,218                  19,036
  03/30/02                                   16,838                  18,644
  04/30/02                                   17,215                  19,076
  05/30/02                                   17,304                  19,166
  06/30/02                                   17,500                  19,404
  -------------------------------------------------------------------------


    AVERAGE ANNUAL PERFORMANCE                         FOR THE YEARS ENDED
                                                             JUNE 30, 2002
    ----------------------------------------------------------------------
                                             TEN YEAR  FIVE YEAR  ONE YEAR
    Tax Free Fund                             5.75%      5.28%     6.18%
    ----------------------------------------------------------------------
    Lehman 10-Year Municipal Bond Index       6.85%      6.36%     7.24%

    Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers 10-Year Municipal Bond Index is a total return benchmark designed for long-term municipal assets. The index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least 50 million, have an amount outstanding of at least 5 million and have a maturity of 8 to 12 years. The Adviser limited the fund's total operating expenses to .70% through June 30, 2002.
    ----------------------------------------------------------------------


THE YEAR IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

The municipal yield curve steepened substantially during the past year. Short-term yields fell sharply while long-term municipals saw yield declines of about 10 basis points. The Bond Buyer 40 Municipal Bond Index, which represents long-term municipal bonds, declined by approximately 20 basis points from approximately 5.60 percent to 5.40 percent. Volatility was fairly high, with the Bond Buyer Index touching highs of about 5.80 percent and lows of 5.10 percent. On a total return basis, the 15-year portion of the municipal curve was the best performer, rising by more than 7.50 percent. Overall, the intermediate portion of the curve experienced solid returns. The 5- to 15-year areas all posted gains of more than 7 percent. The Fed cut interest rates by 200 basis points during the second half of 2001; about half of that could be attributed to September 11.

--------------------------------------------------------------------------------
 TAX FREE FUNDS
--------------------------------------------------------------------------------


Municipal supply was robust through most of the past year with correspondingly strong demand from individual retail investors.

INVESTMENT HIGHLIGHTS

In the past year, healthcare and zero-coupon bonds were the best performers as resource recovery issues lagged. The Tax Free Fund was moderately conservative on a maturity basis and was positively affected by an emphasis on the intermediate portion of the curve. The Near-Term Tax Free Fund's shorter maturity structure also benefited from the same trend, but to a lesser extent. Both funds maintained a diverse sector mix with a healthy weighting in healthcare that proved beneficial to performance.

CURRENT OUTLOOK

With all the recent concerns about corporate governance, investors have embraced the relative safety of municipal bonds. The economic outlook has been tempered somewhat in the past few months as the economy slowed from its robust 6.1 percent growth in the first quarter. Our expectation for the second half of 2002 is for a solid 4 percent GDP growth. All indications are that the economy will continue to improve and inflation will remain under control. The Fed, however, is likely to side with the voices of caution, and leave interest rates alone in the near future. The outlook for the municipal market still appears favorable. Upcoming municipal supply is likely to be heavy in the next few months, with retail demand expected to remain strong.

--------------------------------------------------------------------------------
 TAX FREE FUNDS
--------------------------------------------------------------------------------


         MUNICIPAL BOND RATINGS                           JUNE 30, 2002
         (BASED ON TOTAL INVESTMENTS)
         ---------------------------------------------------------------

         NEAR-TERM TAX FREE FUND
         ---------------------------------------------------------------
         AAA                                                     46.39%
         ---------------------------------------------------------------
         AA                                                      32.83%
         ---------------------------------------------------------------
         A                                                        2.07%
         ---------------------------------------------------------------
         BBB                                                      5.09%


         TAX FREE FUND
         ---------------------------------------------------------------
         AAA                                                     53.55%
         ---------------------------------------------------------------
         AA                                                      25.78%
         ---------------------------------------------------------------
         A                                                       10.30%
         ---------------------------------------------------------------
         BBB                                                      4.04%

--------------------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The principal objective of the All American Equity Fund is to seek capital appreciation by investing primarily in a broadly diversified portfolio of domestic common stocks. The fund invests in large- capitalization stocks, while retaining the flexibility to look for promising small- and mid-cap stock opportunities. The fund seeks capital appreciation and does not emphasize income.

PERFORMANCE

The fund finished the year ending June 30, 2002, with a loss of 16.62 percent. It outperformed both the S&P 500 and the large-cap core peer group with losses of 17.99 percent and 19.06 percent, respectively.

[GRAPHIC: Line chart created from data points in table below.]

 ALL AMERICAN EQUITY FUND
                                          ALL AMERICAN
                                            EQUITY                    S&P
    DATE                                     FUND                  500 INDEX
  --------                                ------------             ---------
  06/30/92                                 $ 10,000                 $ 10,000
  07/31/92                                   10,378                   10,409
  08/31/92                                   10,144                   10,196
  09/30/92                                   10,239                   10,315
  10/30/92                                   10,261                   10,351
  11/30/92                                   10,597                   10,703
  12/31/92                                   10,725                   10,835
  01/29/93                                   10,806                   10,925
  02/26/93                                   10,945                   11,074
  03/31/93                                   11,171                   11,308
  04/30/93                                   10,901                   11,035
  05/31/93                                   11,182                   11,330
  06/30/93                                   11,215                   11,363
  07/30/93                                   11,160                   11,317
  08/31/93                                   11,563                   11,747
  09/30/93                                   11,471                   11,657
  10/29/93                                   11,690                   11,898
  11/30/93                                   11,547                   11,784
  12/31/93                                   11,799                   11,927
  01/31/94                                   12,101                   12,332
  02/28/94                                   11,888                   11,998
  03/31/94                                   11,308                   11,474
  04/29/94                                   11,505                   11,622
  05/31/94                                   11,386                   11,812
  06/30/94                                   11,027                   11,523
  07/29/94                                   11,405                   11,901
  08/31/94                                   11,767                   12,389
  09/30/94                                   11,433                   12,086
  10/31/94                                   11,541                   12,358
  11/30/94                                   11,070                   11,908
  12/30/94                                   11,172                   12,084
  01/31/95                                   11,371                   12,398
  02/28/95                                   11,691                   12,881
  03/31/95                                   11,985                   13,261
  04/28/95                                   12,340                   13,651
  05/31/95                                   12,752                   14,197
  06/30/95                                   13,009                   14,527
  07/31/95                                   13,340                   15,008
  08/31/95                                   13,281                   15,046
  09/29/95                                   13,852                   15,681
  10/31/95                                   13,891                   15,625
  11/30/95                                   14,405                   16,311
  12/29/95                                   14,620                   16,625
  01/31/96                                   15,071                   17,191
  02/29/96                                   15,235                   17,350
  03/29/96                                   15,352                   17,518
  04/30/96                                   15,576                   17,776
  05/31/96                                   16,061                   18,234
  06/28/96                                   16,173                   18,304
  07/31/96                                   15,613                   17,495
  08/30/96                                   15,830                   17,864
  09/30/96                                   16,634                   18,870
  10/31/96                                   16,978                   19,390
  11/29/96                                   18,175                   20,856
  12/31/96                                   17,878                   20,442
  01/31/97                                   19,105                   21,720
  02/28/97                                   19,125                   21,890
  03/31/97                                   18,388                   20,991
  04/30/97                                   19,640                   22,244
  05/30/97                                   20,747                   23,598
  06/30/97                                   21,620                   24,655
  07/31/97                                   22,945                   26,617
  08/29/97                                   21,765                   25,126
  09/30/97                                   22,759                   26,502
  10/31/97                                   22,060                   25,617
  11/28/97                                   22,932                   26,802
  12/31/97                                   23,295                   27,263
  01/30/98                                   23,752                   27,564
  02/27/98                                   25,236                   29,552
  03/31/98                                   26,404                   31,066
  04/30/98                                   26,806                   31,378
  05/29/98                                   26,418                   30,839
  06/30/98                                   27,524                   32,092
  07/31/98                                   27,439                   31,750
  08/31/98                                   23,843                   27,160
  09/30/98                                   25,359                   28,899
  10/30/98                                   26,959                   31,250
  11/30/98                                   28,644                   33,144
  12/31/98                                   30,013                   35,054
  01/29/99                                   31,082                   36,520
  02/26/99                                   30,145                   35,385
  03/31/99                                   30,920                   36,801
  04/30/99                                   31,683                   38,226
  05/31/99                                   31,162                   37,323
  06/30/99                                   32,888                   39,394
  07/30/99                                   31,779                   38,164
  08/31/99                                   31,368                   37,975
  09/30/99                                   30,410                   36,934
  10/29/99                                   32,242                   39,272
  11/30/99                                   32,712                   40,070
  12/31/99                                   34,398                   42,430
  01/31/00                                   32,681                   40,298
  02/29/00                                   31,979                   39,535
  03/31/00                                   34,788                   43,403
  04/28/00                                   33,929                   42,097
  05/31/00                                   32,957                   41,233
  06/30/00                                   33,784                   42,250
  07/31/00                                   32,879                   41,589
  08/31/00                                   35,062                   44,173
  09/30/00                                   32,453                   41,841
  10/31/00                                   31,271                   41,664
  11/30/00                                   27,769                   38,379
  12/31/00                                   27,929                   38,567
  01/31/01                                   28,167                   39,935
  02/28/01                                   24,740                   36,294
  03/31/01                                   22,985                   33,995
  04/30/01                                   25,107                   36,636
  05/31/01                                   24,964                   36,882
  06/30/01                                   24,338                   35,984
  07/31/01                                   23,783                   35,630
  08/31/01                                   21,994                   33,399
  09/30/01                                   21,019                   30,702
  10/31/01                                   21,268                   31,288
  11/30/01                                   22,550                   33,688
  12/31/01                                   22,608                   33,983
  01/31/02                                   21,842                   33,487
  02/28/02                                   21,306                   32,841
  03/31/02                                   22,282                   34,076
  04/30/02                                   21,172                   32,010
  05/31/02                                   22,656                   31,775
  06/30/02                                   20,291                   29,511
  --------------------------------------------------------------------------


    AVERAGE ANNUAL PERFORMANCE                         FOR THE YEARS ENDED
                                                             JUNE 30, 2002
    -----------------------------------------------------------------------
                                             TEN YEAR  FIVE YEAR  ONE YEAR
    All American Equity Fund                   7.33%    (1.26)%    (16.62)%
    -----------------------------------------------------------------------
    S&P 500 Index                             11.43%     3.66%     (17.99)%

    Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The Adviser limited the fund's total operating expenses to 1.50% through June 30, 2002.
    ----------------------------------------------------------------------

--------------------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------


THE YEAR IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

In contrast with the tumultuous equity markets of the past 12 months, the economy seems to have taken a steady path to recovery. The second half of 2001 had mixed GDP reports with a third quarter decline and a slight rise in the last quarter. The markets were witness to over 6 percent GDP growth in the first quarter of 2002. After slashing short-term interest rates to 1.75 percent by the end of 2001, the Fed has maintained its short-term target through June. By January of 2002, market watchers expected Fed tightening, but now expectations for any interest rate hikes have been pushed into 2003.

Domestically, the terrorist attacks have forced the government to increase defense spending at the highest rate since the Cold War. With increased spending and lower tax revenues, the government is once again operating with a budget deficit forecasted for the next several years. Following the bankruptcy of Enron, corporate malfeasance has been a hot topic. Political party heads are determined to fix the system, especially going into Fall elections. Examples of proposed ideas are attestation of financial statements by corporate executives, stock option expensing, and monetary and legal liability for impropriety. The financial markets have not seen broad government intervention such as this since the development of the Securities and Exchange Commission (SEC) in the 1930s.

INVESTMENT HIGHLIGHTS

The past year will be unforgettable in the annals of the financial markets. The third quarter of 2001 finished down 15 percent from where it began. The World Trade Center devastation in September exacerbated already falling equity prices. The fourth quarter saw the market enjoy a brief rally caused by oversold conditions, but more importantly, company fundamentals did not support a 10 percent rise in prices. Year 2002 began with falling earnings estimates and an overpriced market. The market ended the quarter flat after some positive economic reports gave hope to a second-half recovery. But first quarter earnings season in April 2002 dashed most hopes of any immediate turnaround in corporate fortunes, sending the markets lower by more than 13 percent. Furthering the equity markets' dramatic fall in the second quarter 2002 was the sensationalism of corporate scandal leading to the involvement of policymakers in Washington.

--------------------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------


The portfolio management team approached the third quarter defensively, focusing on healthcare and consumer staples, and maintaining its bearish view from the first half of the year. This posture proved correct as the market continued its slide and the terrorist attacks of September 11 caused the market to plummet. As often happens in investing, our saving grace in the third quarter of 2001 proved to be our handicap in the fourth quarter. We remained defensive while cyclical sectors of the market staged a magnificent rally. The rally was speculative and our fundamental process kept us from participating. The fundamental evaluation process proved correct as the rally fizzled and the market revisited its September lows in the first half of the year. The fund benefited over the past twelve months from our continued bearishness on the markets. Also, the fund team made a timely weighting decision regarding materials stocks in the first half of 2002, helping the fund to outperform its peers significantly in the second quarter of 2002.

CURRENT OUTLOOK

Moving into the second half of 2002, the economy and the equity markets seem to be in a period of disconnect. Although the economy is recovering from the recession of 2001, the markets are not participating in the rebound. We attribute this disconnect to the "crisis of confidence" that is suffocating U.S. stock markets. Following the high-profile, ethical problems of corporate America, investors are reluctant to put fresh money into falling stocks.

We expect stocks to remain under pressure until corporate America regains the confidence of investors worldwide. Moreover, we see earnings growth, both year over year and sequentially in the second half of 2002. Ultimately, corporate profits drive stock prices. Looking forward, we expect improved profits combined with fading corporate corruption problems to initiate a new flat phase for the markets. Consequently, the portfolio management team is likely to increase the fund's cyclical exposure going forward.

--------------------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

      -------------------------------------------------------------------
      TOP 10 EQUITY* HOLDINGS BASED ON TOTAL INVESTMENTS    JUNE 30, 2002
      -------------------------------------------------------------------

         INTERNATIONAL PURSUIT CORP.                              7.37%
           METAL & MINERAL MINING
         ---------------------------------------------------------------
         WAL-MART STORES, INC.                                    5.11%
           RETAIL
         ---------------------------------------------------------------
         JOHNSON & JOHNSON                                        3.69%
           HEALTHCARE & EQUIPMENT
         ---------------------------------------------------------------
         CITIGROUP, INC.                                          3.66%
           FINANCIAL SERVICES
         ---------------------------------------------------------------
         MICROSOFT CORP.                                          3.49%
           DATA PROCESSING & SOFTWARE
         ---------------------------------------------------------------
         FANNIE MAE                                               3.45%
           FINANCIAL SERVICES
         ---------------------------------------------------------------
         PFIZER, INC.                                             3.40%
           PHARMACEUTICALS
         ---------------------------------------------------------------
         GENERAL ELECTRIC CO.                                     2.52%
           HOUSEHOLD APPLIANCES
         ---------------------------------------------------------------
         VIACOM, INC.                                             2.38%
           ENTERTAINMENT
         ---------------------------------------------------------------
         FEDERATED INVESTORS, INC.                                2.35%
           FINANCIAL SERVICES


         -------------------------------------------------------------------
         TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS           JUNE 30, 2002
         -------------------------------------------------------------------

         FINANCIAL SERVICES                                      12.65%
         METAL & MINERAL MINING                                   9.37%
         RETAIL                                                   8.50%
         HEALTHCARE & EQUIPMENT                                   8.21%
         PHARMACEUTICALS                                          5.49%

         * Includes convertible debenture.

--------------------------------------------------------------------------------
CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The China Region Opportunity Fund seeks to achieve long-term capital appreciation by focusing on the economic growth in the greater China region, including mainland China, Hong Kong, Singapore, Korea and Taiwan. The fund emphasizes long-term growth over current income.

PERFORMANCE

For the fiscal year ending June 30, 2002, the China Region Opportunity Fund outperformed its benchmark, the Hang Seng Composite Index, by 5.11 percent with a -10.98 percent return versus a -16.09 percent return for the Hang Seng Composite Index. We can attribute fund performance to our successful asset allocation among countries in the region. For the period in review, the Korean market was the best performing with a 27.15 percent gain followed by the Taiwan market, which increased 7.21 percent.

--------------------------------------------------------------------------------
CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------


[GRAPHIC: Line chart created from data points in table below.]

 CHINA REGION OPPORTUNITY FUND

                                    IFC EMERG.                     MS CAPITAL
                   CHINA REGION     MKTS. INV.       HANG          FAR EAST FR.
                    OPPORTUNITY     TOT. CHINA       SENG           EX JAPAN
    DATE               FUND          INDEX (1)       INDEX          INDEX (2)
  --------          --------        --------        --------        --------
  02/10/94         $  10,000        $ 10,000        $ 10,000        $ 10,000
  02/28/94             9,466           9,499           9,065           9,551
  03/31/94             8,155           7,780           7,864           8,490
  04/29/94             8,095           7,383           7,837           8,869
  05/31/94             8,418           7,812           8,355           9,237
  06/30/94             7,852           6,847           7,657           8,811
  07/29/94             8,267           7,713           8,296           9,290
  08/31/94             8,774           8,243           8,688          10,032
  09/30/94             8,835           8,451           8,368           9,853
  10/31/94             8,662           8,348           8,490          10,033
  11/30/94             7,699           7,095           7,469           9,064
  12/30/94             7,192           6,089           7,243           8,827
  01/31/95             6,431           5,175           6,498           7,870
  02/28/95             6,735           5,760           7,378           8,655
  03/31/95             6,715           5,854           7,628           8,671
  04/28/95             6,441           5,130           7,472           8,571
  05/31/95             7,019           5,898           8,471           9,602
  06/30/95             6,847           5,745           8,309           9,445
  07/31/95             7,073           6,009           8,530           9,579
  08/31/95             6,990           5,729           8,285           9,108
  09/29/95             6,939           5,604           8,741           9,254
  10/31/95             6,692           5,293           8,902           9,101
  11/30/95             6,312           4,787           8,978           8,993
  12/29/95             6,178           4,538           9,225           9,428
  01/31/96             6,643           5,161          10,405          10,280
  02/29/96             6,766           5,309          10,199          10,230
  03/29/96             6,581           5,028          10,079          10,293
  04/30/96             6,550           4,966          10,145          10,562
  05/31/96             6,622           5,098          10,506          10,442
  06/30/96             6,704           5,083          10,275          10,217
  07/31/96             6,621           4,943           9,967           9,463
  08/30/96             6,631           5,145          10,435           9,787
  09/30/96             6,663           5,122          11,151          10,022
  10/31/96             6,684           5,075          11,723           9,821
  11/29/96             7,207           5,550          12,630          10,371
  12/31/96             7,899           6,389          12,688          10,294
  01/31/97             7,878           6,333          12,545          10,430
  02/28/97             8,098           6,510          12,632          10,459
  03/31/97             7,983           6,303          11,873           9,861
  04/30/97             8,454           7,220          12,265           9,595
  05/30/97             8,894           7,122          14,126          10,062
  06/30/97             9,009           7,206          14,557          10,314
  07/31/97             9,680           8,320          15,688          10,345
  08/29/97             9,795           9,643          13,587           8,425
  09/30/97             9,240           7,652          14,513           8,350
  10/31/97             7,019           6,275          10,264           6,299
  11/28/97             6,338           4,963          10,264           5,888
  12/31/97             6,125           4,863          10,445           5,612
  01/30/98             4,784           3,458           9,025           5,128
  02/27/98             6,115           4,756          11,196           8,803
  03/31/98             6,115           4,465          11,298           6,129
  04/30/98             5,618           3,915          10,224           5,486
  05/29/98             4,985           3,637           8,846           4,622
  06/30/98             4,319           3,234           8,503           4,105
  07/31/98             3,654           2,513           7,899           3,981
  08/31/98             3,010           1,952           7,291           3,355
  09/30/98             3,654           2,601           7,919           3,708
  10/30/98             4,150           2,583          10,229           4,712
  11/30/98             4,277           2,622          10,524           5,133
  12/31/98             4,087           2,388          10,165           5,197
  01/29/99             3,576           2,085           9,620           5,020
  02/26/99             3,555           2,102           9,977           4,923
  03/31/99             3,938           2,204          11,150           5,458
  04/30/99             4,758           2,833          13,617           6,712
  05/28/99             4,641           2,756          12,459           6,401
  06/30/99             5,939           3,771          13,892           7,500
  07/30/99             5,641           3,620          13,531           7,200
  08/31/99             5,673           3,675          13,890           7,310
  09/30/99             5,375           3,490          13,130           6,718
  10/29/99             5,322           3,484          13,735           7,035
  11/30/99             5,896           4,463          15,994           7,730
  12/31/99             6,365           4,902          17,644           8,285
  01/31/00             6,397           4,940          16,134           8,096
  02/29/00             6,822           6,195          17,829           7,661
  03/31/00             7,089           6,234          18,160           8,005
  04/28/00             6,365           5,309          16,220           7,343
  05/31/00             6,024           5,371          15,424           6,737
  06/30/00             6,503           6,188          16,963           7,041
  07/31/00             6,535           6,112          17,675           6,779
  08/31/00             6,397           5,991          18,016           6,687
  09/29/00             5,865           5,323          16,510           5,907
  10/31/00             5,343           5,076          15,729           5,439
  11/30/00             5,056           4,371          14,795           5,162
  12/31/00             5,163           4,456          15,975           5,147
  01/31/01             5,379           4,948          17,043           5,835
  02/28/01             5,109           4,662          15,650           5,549
  03/30/01             5,066           4,196          13,610           4,941
  04/30/01             5,271           4,729          14,318           4,949
  05/31/01             5,443           5,011          14,148           4,900
  06/30/01             5,303           5,098          14,011           4,789
  07/31/01             4,861           4,421          13,232           4,598
  08/31/01             4,484           3,550          11,991           4,515
  09/30/01             3,977           3,383          10,777           3,791
  10/31/01             4,128           3,433          10,928           3,981
  11/30/01             4,419           3,671          12,261           4,523
  12/31/01             4,484           3,658          12,392           4,931
  01/31/02             4,592           3,397          11,661           5,130
  02/28/02             4,538           3,459          11,399           5,138
  03/31/02             4,764           3,627          12,115           5,501
  04/30/02             4,894           3,726          12,663           5,566
  05/31/02             4,883           3,750          12,503           5,438
  06/30/02             4,721           3,657          11,725           5,139
  -----------------------
  (1) IFC Emerging Markets Investable Total China Index
  (2) Morgan Stanley Capital Far East Free ex Japan Index*
  --------------------------------------------------------------------------



  AVERAGE ANNUAL PERFORMANCE                            FOR THE YEARS ENDED
                                                              JUNE 30, 2002
  -------------------------------------------------------------------------
                                           INCEPTION   FIVE YEAR   ONE YEAR
  China Region Opportunity Fund
    (Inception 02/10/94)                    (8.56)%    (12.12)%    (10.98)%
  -------------------------------------------------------------------------
  Hang Seng Index                            1.91%      (4.24)%    (16.32)%
  -------------------------------------------------------------------------
  Hang Seng Composite Index*                  n/a         n/a      (16.09)%
  -------------------------------------------------------------------------
  Morgan Stanley Capital Far East Free ex
    Japan Index*                            (7.63)%    (13.01)%      7.31%
  -------------------------------------------------------------------------
  IFC Emerging Markets Investable Total
    China Index                            (11.30)%    (12.69)%    (28.27)%

  * These are not total returns. These returns reflect simple appreciation only and do not reflect dividend reinvestment.

  Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Hang Seng Index is a capitalization-weighted index of 33 companies that represent approximately 70 percent of the total market capitalization of The Stock Exchange of Hong Kong. The Hang Seng Composite Index is a market-capitalization weighted index that comprises the top 200 companies listed on The Stock Exchange of Hong Kong, based on average market capitalization for the twelve months. The index commenced January
  2000; it is not included in the graph as it had less than ten years of data. The Morgan Stanley Capital Far East Free ex Japan Index replaces the Morgan Stanley Capital Far East ex Japan Index, which is no longer available. The Morgan Stanley Capital Far East Free ex Japan Index is
  similar, although not identical, to the previous index and is an index in a series representing both the developed and the emerging markets for a particular region. The IFC Emerging Markets Investable Total China Index represents the S&P China Investable Total Return series. The term
  "investable" indicates that the stocks and the weights in the S&P index represents the amount that the foreign institutional investors might buy by the virtue of the foreign institutional restrictions, plus factoring in minimum market capitalization and liquidity screens. This index was previously named The International Finance Corporation China Index.
  -------------------------------------------------------------------------
                                                                              15

--------------------------------------------------------------------------------
CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------


THE YEAR IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

In general, the Asian stock markets bottomed in September 2001 and started to rebound in the fourth quarter of 2001. During that time, hopes for a global recovery helped the Asian exporters rally. Dynamic random access memory (DRAM) prices picked up as well, pushing up technology stock prices.

The inventory rebuild story in the U.S., reinforced by true economic improvements in Asia, supported the markets in the first quarter of 2002. Industrial production growth turned positive across the region and unemployment rates stabilized with manufacturers' sentiment improving in Korea and Taiwan. However, Hong Kong lagged during this stage due to serious negative equity problems in the property market and a climbing unemployment rate.

Milestones for the region during the year included China and Taiwan both entering the World Trade Organization and the World Cup soccer tournaments in Japan and Korea, which supported Korea's economy in many aspects.

INVESTMENT HIGHLIGHTS

Recognizing that Korea was leading the region in the economic recovery, we added Korean positions, focusing on stocks that would benefit from strong domestic demand, such as Kookmin Bank(1) and SK Telecom Company Ltd.(2)

In Hong Kong, the local economy remained weak, prompting us to look for companies that can grow outside the region. We added a position in Esprit Holdings Ltd.,(3) which generates more than 80 percent of its revenue from Europe, having acquired its trademark from the U.S. company. We also added basic material stocks, believing the sector would outperform during the early stages of recovery. As the price of copper was trending upward, we purchased Jiangxi Copper Co. Ltd.(4) for the portfolio.

We gradually reduced telecom exposure during the period. In China, price competition was becoming severe, and there was not enough demand for upgraded technology. Concerns over corporate governance forced us to exit Guangdong Kelon Electrical Holdings Co., Ltd.(5) and Johnson Electric Holdings.(5) Stocks with poor earnings and limited visibility, such as Qingling Motors Co., Ltd.(5) and China Everbright Ltd.,(5) were also sold during the period.

--------------------------------------------------------------------------------
CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------


CURRENT OUTLOOK

The region's economy continues to grow led by China and Korea. Because domestic demand is holding up very well, the region can grow on its own without depending on the U.S. economy. Intra-regional trade has been the key driver for export growth this year. For example, during June 2002, exports in Taiwan grew 9 percent primarily driven by Hong Kong and China's trade, which grew 31 percent. In Korea, exports to China, Hong Kong, and Taiwan have also gained market share this year. While the dollar remains weak, foreign markets, especially Asia, will attract more attention and could outperform the U.S. market for the coming quarters.


(1) This security comprised 1.52% of the fund's total net assets as of June 30, 2002.

(2) This security comprised 0.83% of the fund's total net assets as of June 30, 2002.

(3) This security comprised 1.12% of the fund's total net assets as of June 30, 2002.

(4) This security comprised 1.11% of the fund's total net assets as of June 30, 2002.

(5) The fund did not hold this security as of June 30, 2002.

--------------------------------------------------------------------------------
CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------


      -------------------------------------------------------------------
      TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS     JUNE 30, 2002
      -------------------------------------------------------------------

      HSBC HOLDINGS PLC                                        9.28%
        BANKING & FINANCIAL SERVICES
      ---------------------------------------------------------------
      LI & FUNG LTD.                                           7.27%
        APPAREL
      ---------------------------------------------------------------
      CHINA INTERNATIONAL MARINE CONTAINERS
      (GROUP) CO., LTD.                                        6.35%
        SHIPPING & CONTAINERS
      ---------------------------------------------------------------
      CHEUNG KONG HOLDINGS LTD.                                4.34%
        REAL ESTATE DEVELOPERS
      ---------------------------------------------------------------
      HONG KONG & CHINA GAS CO., LTD.                          4.02%
        UTILITIES
      ---------------------------------------------------------------
      ASM PACIFIC TECHNOLOGY LTD.                              3.59%
        ELECTRONIC EQUIPMENT
      ---------------------------------------------------------------
      SINOPEC ZHENHAI REFINING AND
      CHEMICAL CO., LTD.                                       2.73%
        CHEMICALS & ALLIED PRODUCTS
      ---------------------------------------------------------------
      SUN HUNG KAI PROPERTIES, LTD.                            2.65%
        REAL ESTATE DEVELOPERS
      ---------------------------------------------------------------
      DRAGON PHARMACEUTICALS, INC.                             2.51%
        PHARMACEUTICALS
      ---------------------------------------------------------------
      SHANGHAI INDUSTRIAL HOLDINGS LTD.                        2.46%
        CONGLOMERATES


      -------------------------------------------------------------------
      TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS           JUNE 30, 2002
      -------------------------------------------------------------------

      BANKING & FINANCIAL SERVICES                            13.69%
      SHIPPING & CONTAINERS                                    8.81%
      APPAREL                                                  8.33%
      ELECTRONIC EQUIPMENT                                     7.51%
      REAL ESTATE DEVELOPERS                                   7.38%

--------------------------------------------------------------------------------
CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------


      -------------------------------------------------------------------
      PORTFOLIO PROFILE                                     JUNE 30, 2002
      -------------------------------------------------------------------

      COUNTRY DISTRIBUTION                               % OF INVESTMENTS
      -------------------------------------------------------------------
        Hong Kong                                                 43.83%
      -------------------------------------------------------------------
        People's Republic of China                                19.59%
      -------------------------------------------------------------------
        United Kingdom                                             9.28%
      -------------------------------------------------------------------
        Canada                                                     7.54%
      -------------------------------------------------------------------
        South Korea                                                6.22%
      -------------------------------------------------------------------
        United States                                              5.98%
      -------------------------------------------------------------------
        Other Foreign                                              7.56%
      -------------------------------------------------------------------
      NUMBER OF SECURITIES                                           58

--------------------------------------------------------------------------------
 GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Global Resources Fund is a diversified natural resources fund with the principal objective of achieving long-term growth of capital, while providing protection against inflation and monetary instability. The fund invests in companies involved in the exploration, production and processing of petroleum, natural gas, industrial commodities, metals, minerals, paper and forest products from around the globe.

PERFORMANCE

For the fiscal year ending June 30, 2002, the fund delivered a total return of
22.94 percent. The fund's performance can be attributed to focused models created by the portfolio team and the high average returns experienced by gold equities. The S&P 500 Energy Index and the S&P 500 Materials Index had returns of -5.63 percent and 5.15 percent, respectively, over the same period. The selection process of equity stocks combines both top-down and bottom-up analyses. It models criteria based on sustainable earnings growth and relationships between equities and commodity prices.

--------------------------------------------------------------------------------
GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------

[GRAPHIC: Line chart created from data points in table below.]

GLOBAL RESOURCES FUND
                                                S&P
                           RESOURCES          ENERGY AND
                             GLOBAL           MATERIALS           S&P 500
    DATE                      FUND              INDEX *            INDEX
  --------                  --------          ----------          --------
  06/30/92                  $ 10,000           $ 10,000           $ 10,000
  07/31/92                    10,121             10,350             10,409
  08/31/92                     9,827             10,321             10,196
  09/30/92                     9,810             10,305             10,315
  10/30/92                     9,689             10,004             10,351
  11/30/92                     9,654              9,847             10,703
  12/31/92                     9,792              9,927             10,835
  01/29/93                     9,583             10,092             10,925
  02/26/93                     9,758             10,451             11,074
  03/31/93                    10,193             10,724             11,308
  04/30/93                    10,367             10,893             11,035
  05/31/93                    10,507             11,039             11,330
  06/30/93                    10,629             10,866             11,363
  07/30/93                    10,751             10,944             11,317
  08/31/93                    11,099             11,266             11,747
  09/30/93                    11,047             11,181             11,657
  10/29/93                    11,535             11,250             11,898
  11/30/93                    11,012             10,855             11,784
  12/31/93                    11,605             11,034             11,927
  01/31/94                    12,158             11,660             12,332
  02/28/94                    11,729             11,262             11,998
  03/31/94                    11,051             10,779             11,474
  04/29/94                    10,801             11,125             11,622
  05/31/94                    10,801             11,248             11,812
  06/30/94                    10,248             10,947             11,523
  07/29/94                    10,551             11,474             11,901
  08/31/94                    10,873             11,573             12,389
  09/30/94                    11,301             11,330             12,086
  10/31/94                    11,122             11,852             12,358
  11/30/94                    10,480             11,119             11,908
  12/30/94                    10,480             11,142             12,084
  01/31/95                     9,933             11,151             12,398
  02/28/95                    10,046             11,610             12,881
  03/31/95                    10,329             12,209             13,261
  04/28/95                    10,612             12,487             13,651
  05/31/95                    10,744             12,859             14,197
  06/30/95                    10,857             12,673             14,527
  07/31/95                    11,158             13,066             15,008
  08/31/95                    11,328             12,695             15,046
  09/29/95                    11,290             12,876             15,681
  10/31/95                    10,781             12,644             15,625
  11/30/95                    10,894             13,222             16,311
  12/29/95                    11,422             13,769             16,625
  01/31/96                    11,842             14,024             17,191
  02/29/96                    11,976             14,023             17,350
  03/29/96                    12,645             14,753             17,518
  04/30/96                    13,390             15,036             17,776
  05/31/96                    13,600             15,010             18,234
  06/28/96                    13,332             14,875             18,304
  07/31/96                    12,759             14,359             17,495
  08/30/96                    13,218             14,616             17,864
  09/30/96                    13,752             15,164             18,870
  10/31/96                    14,402             15,840             19,390
  11/29/96                    15,166             16,533             20,856
  12/31/96                    15,319             16,431             20,442
  01/31/97                    15,881             17,121             21,720
  02/28/97                    15,016             16,694             21,890
  03/31/97                    14,908             17,045             20,991
  04/30/97                    14,518             17,287             22,244
  05/30/97                    15,903             18,380             23,598
  06/30/97                    15,860             19,031             24,655
  07/31/97                    17,201             20,409             26,617
  08/29/97                    18,153             19,638             25,126
  09/30/97                    19,754             20,594             26,502
  10/31/97                    18,716             19,657             25,617
  11/28/97                    15,708             19,419             26,802
  12/31/97                    14,897             19,282             27,263
  01/30/98                    13,128             18,505             27,564
  02/27/98                    13,427             19,662             29,552
  03/31/98                    13,402             20,555             31,066
  04/30/98                    13,053             21,286             31,378
  05/29/98                    11,883             20,526             30,839
  06/30/98                    11,135             20,087             32,092
  07/31/98                    10,263             18,767             31,750
  08/31/98                     8,619             16,490             27,160
  09/30/98                     9,541             18,372             28,899
  10/30/98                     9,890             18,710             31,250
  11/30/98                     9,616             18,930             33,144
  12/31/98                     9,159             18,571             35,054
  01/29/99                     8,706             17,491             36,520
  02/26/99                     8,627             17,407             35,385
  03/31/99                     9,479             19,310             36,801
  04/30/99                    11,049             22,665             38,226
  05/31/99                    10,517             21,657             37,323
  06/30/99                    10,677             22,110             39,394
  07/30/99                    10,703             22,195             38,164
  08/31/99                    10,570             22,096             37,975
  09/30/99                    10,197             21,264             36,934
  10/29/99                     9,984             21,187             39,272
  11/30/99                    10,011             21,296             40,070
  12/31/99                    10,490             22,015             42,430
  01/31/00                    10,144             20,981             40,298
  02/29/00                     9,585             19,441             39,535
  03/31/00                    10,623             21,433             43,403
  04/28/00                    10,464             21,024             42,097
  05/31/00                    10,996             22,185             41,233
  06/30/00                    10,331             20,755             42,250
  07/31/00                    10,144             20,458             41,589
  08/31/00                    11,262             21,565             44,173
  09/30/00                    11,236             21,394             41,841
  10/31/00                    10,810             21,708             41,664
  11/30/00                    10,277             21,050             38,379
  12/31/00                    11,609             22,818             38,567
  01/31/01                    11,236             22,156             39,935
  02/28/01                    11,049             21,866             36,294
  03/31/01                    10,890             21,328             33,995
  04/30/01                    11,875             23,520             36,636
  05/31/01                    11,742             23,800             36,882
  06/30/01                    10,677             22,355             35,984
  07/31/01                    10,251             22,104             35,630
  08/31/01                     9,878             21,424             33,399
  09/30/01                     9,239             19,680             30,702
  10/31/01                     9,851             20,255             31,288
  11/30/01                     9,931             20,365             33,688
  12/31/01                    10,038             20,963             33,983
  01/31/02                    10,064             20,801             33,487
  02/28/02                    10,623             21,685             32,841
  03/31/02                    11,609             22,907             34,076
  04/30/02                    12,327             21,757             32,010
  05/31/02                    14,830             22,072             31,775
  06/30/02                    13,126             21,879             29,511
  ------------------------------------------------------------------------



  ------------------------------------------------------------------------
  AVERAGE ANNUAL PERFORMANCE                           FOR THE YEARS ENDED
                                                             JUNE 30, 2002
  ------------------------------------------------------------------------
                                           TEN YEAR   FIVE YEAR   ONE YEAR
  Global Resources Fund                      2.76%     (3.71)%     22.94%
  ------------------------------------------------------------------------
  S&P 500 Index                             11.43%      3.66%     (17.99)%
  ------------------------------------------------------------------------
  S&P Energy and Materials Index*            8.14%      2.83%      (2.13)%

  * These are not total returns. These returns reflect simple appreciation only and do not reflect dividend reinvestment.

  Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is a widely recognized capitalization- weighted index of 500 common stock prices in U.S. companies. The S&P Energy and Materials Index is a combination of the S&P Energy Index and the S&P Materials Index calculated on a 70% and 30% weighting, respectively, with monthly rebalancing of weights. Previously, the S&P Basic Materials Index was used; however, at the end of 2001, S&P implemented their new global industry classification system. This resulted in the S&P Basic Materials Index being redefined and renamed as the S&P Materials Index.
  ------------------------------------------------------------------------
  21

--------------------------------------------------------------------------------
GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------


THE YEAR IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

In the energy sector, crude oil prices increased 2.3 percent during the fiscal year. The price per barrel declined to the mid-$17 mark in the months of December and January. Peak-to-trough variation for crude oil price was greater than 50 percent. The trough came shortly after terrorist acts on the United States in September 2001, and pricing has been rebuilding since January. OPEC's coordinated effort to bring stability to crude prices has resulted in production quotas for member countries being set at the lowest level in over 10 years. Production is being restrained in order to maintain an OPEC target price range of $22 to $28 per barrel.

Natural gas prices finished 8 percent below where they were at the beginning of the fiscal year. The weakness in natural gas prices negatively affected those equities that rely on natural gas revenues and exploration activities. As natural gas prices continued the decline from prior period highs, this period's price variance was muted but the negative effects of the price decline, in general, has negatively impacted earnings for oil, gas, service and drilling companies. Recently, the price of natural gas has been reacting to the change in the injection rates and historically high storage rates, both of which have been predominantly negative for natural gas prices, and for the natural gas related firms.

Companies in the utilities sector have been ravaged with allegations and corroborations of manipulative business practices related to energy trading. Those corporations most affected by investigations and inquiries were firms whose principal activity was energy trading although larger, multinational energy firms did not escape the allegations completely. The whole sector became tainted by the scandals, and seemingly solid firms who were not directly related to the suspect actions also had price movements in sympathy.

Platinum declined 2.3 percent, and palladium prices fell 55 percent from last year due to possibilities of excess supply being released into the market. Palladium, which is widely used in cell phone and catalytic converters, declined, in part due to Ford Motor Company's unraveling of its futures positions in the metal. Demand for catalytic converters and jewelry supported platinum prices. Concerns over the need for additional metal caused by increased Environmental Protection Agency (EPA) emissions standards generated speculation of scarcity. Gold also rose to nearly $330 per ounce in 2002, as the U.S. dollar weakened, central banks halted sales, and gold producers reversed their hedge positions.

--------------------------------------------------------------------------------
GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------


Lumber prices declined 3.7 percent, hitting its low in December 2001, which was 38 percent below its August 2001 highs. Aluminum prices declined 5 percent after flat prices in the previous reporting period. Aluminum supply exceeds demand, and additional capacity could be added in short order. We expect little pricing power for the coming year with volumes, not pricing, to increase.

INVESTMENT HIGHLIGHTS

For the period under review, the benchmark--consisting of the S&P Materials Index (30% weighting) and the S&P Energy Index (70% weighting)--posted a return of -2.13 percent while the Global Resources Fund posted a return of 22.94 percent. The fund outperformed the benchmark by 25.07 percent.

We continued our focus on royalty trusts that are involved in extraction and distribution of oil and natural gas. These unit investment trusts offer annual cash-on-cash yields usually around 14 percent, potential capital appreciation and provide reduced volatility to the fund. Royalty trusts provided some protection to the decline in the natural gas prices and the affects of that decline on exploration and production companies. We plan to maintain and add positions in royalty trusts during the coming year for the same reasons outlined above.

We enhanced our focus on gold this quarter. Gold and silver mining companies grew to 18.04 percent of the total fund net assets as of June 30, 2002. This focus provided dramatic improvement in the fund's return for the year. The fundamentals supporting the nickel market (and to a lesser degree, copper) improved during the year, and we increased the fund's participation in equities exposed to nickel and copper.

The reduction in energy traders and utilities worked out better than anticipated. One theme that we are emphasizing is to avoid, at least in the short term, industries that have political or regulatory issues with negative consequences. All companies were under pressure as one company's impropriety made all others in the industry guilty by association. The same companies that were affected prior to this fiscal year continue to be affected by negative press and investigations by security regulators. Essentially, we see McCarthyism affecting all companies within an industry if any company in that industry is accused of impropriety. This contagion is even infecting multinational and foreign corporations.

--------------------------------------------------------------------------------
GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------


CURRENT OUTLOOK

We believe an increase in industrial production will drive sector performance in fiscal 2003. While not strong, the increase in production should provide opportunity for the basic materials sector to provide above-average returns as improvements in pricing become more feasible and sales volumes increase. We expect the fundamentals underlying gold to continue and will, therefore, maintain a high degree of exposure to this group. Focus will continue to be on companies with positive earnings momentum, above-average growth in earnings, and strong cash flows. We are watching those companies that react most vigorously to trends in commodity prices as a way to add incremental value to the fund's return, and we continue to develop models to aid in monitoring and substantiating industry cycles with the objective of anticipating equity price movements and providing incremental value.

      -------------------------------------------------------------------
      TOP 10 EQUITY* HOLDINGS BASED ON TOTAL INVESTMENTS    JUNE 30, 2002
      -------------------------------------------------------------------

        INTERNATIONAL PURSUIT CORP.                             10.34%
          METAL & MINERAL MINING
        ---------------------------------------------------------------
        E.I. DU PONT DE NEMOURS AND CO.                          3.64%
          CHEMICALS & ALLIED PRODUCTS
        ---------------------------------------------------------------
        SUNCOR ENERGY, INC.                                      3.59%
          PETROLEUM PRODUCTION & REFINING
        ---------------------------------------------------------------
        ARC ENERGY TRUST                                         3.51%
          INVESTMENT TRUSTS
        ---------------------------------------------------------------
        KEY ENERGY SERVICES, INC.                                3.30%
          OIL & GAS FIELD SERVICES
        ---------------------------------------------------------------
        NORTHGATE EXPLORATION LTD.                               3.00%
          GOLD & SILVER MINING
        ---------------------------------------------------------------
        IVANHOE MINES LTD.                                       2.74%
          METAL & MINERAL MINING
        ---------------------------------------------------------------
        CHEVRONTEXACO CORP.                                      2.54%
          PETROLEUM PRODUCTION & REFINING
        ---------------------------------------------------------------
        BOWATER, INC.                                            2.23%
          PAPER PRODUCTS
        ---------------------------------------------------------------
        TRANSCANADA PIPELINES LTD.                               2.17%
          UTILITIES

        * Includes convertible debenture.

--------------------------------------------------------------------------------
GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------


      -------------------------------------------------------------------
      TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS           JUNE 30, 2002
      -------------------------------------------------------------------

        METAL & MINERAL MINING                                  30.18%
        GOLD & SILVER MINING                                    18.67%
        OIL & GAS EXTRACTION                                    13.80%
        CHEMICALS & ALLIED PRODUCTS                              7.96%
        PETROLEUM PRODUCTS & REFINING                            7.46%


      -------------------------------------------------------------------
      PORTFOLIO PROFILE                                     JUNE 30, 2002
      -------------------------------------------------------------------

        COUNTRY DISTRIBUTION                          % OF INVESTMENTS
        ---------------------------------------------------------------
          Canada                                                57.43%
        ---------------------------------------------------------------
          United States                                         31.45%
        ---------------------------------------------------------------
          South Africa                                           2.86%
        ---------------------------------------------------------------
          People's Republic of China                             2.17%
        ---------------------------------------------------------------
          Other Foreign                                          6.09%
        ---------------------------------------------------------------
        NUMBER OF SECURITIES                                       94

--------------------------------------------------------------------------------
GOLD AND PRECIOUS MINERALS FUNDS
--------------------------------------------------------------------------------


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The World Precious Minerals and Gold Shares Funds pursue a dual objective of long-term capital growth plus protection against inflation and monetary instability through investments in gold and precious mineral companies. The Gold Shares Fund also pursues current income as a secondary objective. The Gold Shares Fund focuses on established producing gold mines with operations in North, South, and Central America, Africa, and Australia. The World Precious Minerals Fund focuses on equity securities of companies principally engaged in the exploration, mining, and processing of precious minerals such as gold, silver, platinum, and diamonds. Although the fund has greater latitude to invest its assets in different precious minerals, it currently remains focused on the gold sector.

PERFORMANCE

For the year ended June 30, 2002, the Gold Shares Fund returned 86.57 percent and the World Precious Minerals Fund returned 97.54 percent. In the U.S., the Philadelphia Stock Exchange Gold & Silver Index was up 34.20 percent. The Financial Times Gold Mines Index, Gold Shares Fund's benchmark, returned 56.61 percent, while the Toronto Stock Exchange Gold & Precious Minerals Index, World Precious Mineral Fund's benchmark, was up 40.63 percent. Spot gold rose 16.10 percent for the same period. In contrast, the S&P 500 Index posted a negative total return of 17.99 percent and the trade-weighted U.S. Dollar Index has fallen 11.18 percent during the past year.

--------------------------------------------------------------------------------
GOLD AND PRECIOUS MINERALS FUNDS
--------------------------------------------------------------------------------

  [GRAPHIC: Line chart created from data points in table below.]

  WORLD PRECIOUS MINERALS FUND

                                     TORONTO      PHILADELPHIA
                     WORLD        STK. EX. GOLD    STK. EXCH.
                   PRECIOUS       & PREC. MIN.     GLD. & SIL.       S&P 500
    DATE          MINERAL FUND      INDEX (1)       INDEX (2)         INDEX
  --------         -----------     -----------     -----------     -----------
  06/30/92         $ 10,000.00     $ 10,000.00     $ 10,000.00     $ 10,000.00
  07/31/92           10,557.31       10,947.03       10,523.43       10,408.54
  08/31/92           10,304.94       10,940.78       10,044.57       10,195.50
  09/30/92           10,304.94       10,800.44       10,245.80       10,315.32
  10/30/92            9,884.33       10,583.91        9,629.39       10,350.96
  11/30/92            9,106.20        9,436.85        8,381.30       10,703.41
  12/31/92            9,779.18       10,115.57        9,080.49       10,834.77
  01/29/93            9,316.51        9,970.73        9,109.78       10,925.36
  02/26/93           10,073.61       11,280.23        9,676.52       11,074.25
  03/31/93           11,240.80       12,597.18       11,057.06       11,307.91
  04/30/93           12,881.18       14,683.90       12,584.06       11,034.59
  05/31/93           14,616.19       16,472.29       14,150.53       11,329.78
  06/30/93           15,341.75       17,781.82       14,829.34       11,362.95
  07/30/93           18,243.95       19,227.73       16,416.20       11,317.25
  08/31/93           16,792.85       17,779.62       15,011.46       11,746.65
  09/30/93           14,689.80       15,549.10       13,259.04       11,656.58
  10/29/93           17,108.31       18,583.39       15,722.11       11,897.70
  11/30/93           16,792.85       18,337.49       15,118.44       11,784.29
  12/31/93           18,559.41       19,757.13       16,799.54       11,926.77
  01/31/94           19,200.84       19,910.37       16,790.63       12,332.24
  02/28/94           18,201.89       18,680.88       16,351.25       11,997.53
  03/31/94           18,233.44       19,067.32       17,027.51       11,474.47
  04/29/94           16,771.82       16,852.61       14,573.36       11,621.61
  05/31/94           17,570.98       18,129.30       15,323.48       11,812.33
  06/30/94           16,435.33       16,876.40       14,677.79       11,522.79
  07/29/94           16,456.36       16,756.62       14,232.04       11,901.16
  08/31/94           17,213.46       17,698.51       15,094.24       12,389.10
  09/30/94           18,243.95       19,959.93       16,840.30       12,086.15
  10/31/94           17,245.01       18,069.16       14,952.88       12,357.68
  11/30/94           15,068.35       15,602.09       13,079.47       11,907.54
  12/30/94           15,415.35       16,736.55       13,923.84       12,084.26
  01/31/95           13,792.68       14,698.71       12,401.94       12,397.65
  02/28/95           14,087.71       15,662.65       13,223.38       12,880.80
  03/31/95           15,710.38       17,810.75       15,533.62       13,260.87
  04/28/95           16,142.39       17,886.11       14,891.75       13,651.36
  05/31/95           16,110.78       18,554.26       15,282.73       14,196.98
  06/30/95           16,658.70       18,722.61       15,306.93       14,526.74
  07/31/95           17,385.74       18,720.40       15,117.17       15,008.49
  08/31/95           17,859.89       19,008.26       15,621.50       15,046.21
  09/29/95           17,849.36       19,292.47       15,817.63       15,681.19
  10/31/95           16,015.95       16,917.96       13,650.03       15,625.15
  11/30/95           17,385.74       18,700.72       15,424.10       16,311.07
  12/29/95           17,870.43       18,679.14       15,336.22       16,625.25
  01/31/96           20,757.51       21,455.87       17,963.58       17,191.11
  02/29/96           21,315.97       22,239.01       18,346.92       17,350.49
  03/29/96           22,453.94       22,383.95       18,317.63       17,517.51
  04/30/96           23,149.37       22,182.64       18,265.41       17,775.78
  05/31/96           25,509.62       23,578.15       18,962.05       18,234.21
  06/28/96           22,253.74       19,835.72       15,761.59       18,303.77
  07/31/96           21,684.75       19,905.50       15,836.73       17,495.09
  08/30/96           23,665.67       20,981.54       15,862.20       17,864.15
  09/30/96           22,970.24       19,877.57       14,668.87       18,869.63
  10/31/96           22,369.65       20,198.84       14,722.36       19,390.06
  11/29/96           22,011.39       20,742.00       15,306.93       20,855.69
  12/31/96           21,358.11       20,186.53       14,868.82       20,442.46
  01/31/97           20,165.36       19,321.05       14,034.64       21,719.59
  02/28/97           22,216.45       20,652.02       15,596.03       21,889.83
  03/31/97           19,563.41       16,708.72       13,260.32       20,990.79
  04/30/97           18,604.74       15,413.34       11,953.64       22,243.51
  05/30/97           19,608.00       16,632.65       13,284.51       23,597.79
  06/30/97           17,779.85       14,725.78       12,175.24       24,654.99
  07/31/97           16,932.66       14,726.17       12,470.71       26,616.73
  08/29/97           17,333.96       14,458.31       12,591.70       25,125.68
  09/30/97           18,069.68       16,045.86       13,945.49       26,501.66
  10/31/97           15,037.63       13,122.84       11,195.87       25,616.64
  11/28/97           11,927.55        9,749.89        9,019.36       26,802.39
  12/31/97           12,584.12       10,915.94        9,448.55       27,262.73
  01/30/98           13,667.60       11,432.32        9,547.89       27,564.34
  02/27/98           12,945.28       11,138.57        9,609.02       29,552.34
  03/31/98           13,825.60       11,977.41       10,401.17       31,065.68
  04/30/98           14,401.20       12,798.24       11,198.42       31,378.29
  05/29/98           12,358.40       10,918.54        9,514.77       30,838.84
  06/30/98           11,128.20       10,129.28        9,133.98       32,091.54
  07/31/98           10,349.45        8,732.15        8,013.25       31,749.82
  08/31/98            8,092.21        6,599.51        6,226.44       27,159.52
  09/30/98           11,173.34       10,489.04        9,550.43       28,899.37
  10/30/98           11,026.62       10,669.72        9,601.38       31,250.04
  11/30/98           10,293.02        9,921.39        9,037.19       33,144.11
  12/31/98           10,600.00        9,427.86        8,274.33       35,054.04
  01/29/99           10,147.98        9,180.98        8,056.55       36,519.88
  02/26/99            9,933.27        8,638.63        7,712.68       35,384.93
  03/31/99            9,729.86        8,418.21        7,610.80       36,800.56
  04/30/99           10,893.82        9,923.88        9,350.48       38,225.68
  05/31/99            8,904.91        8,214.64        7,752.17       37,322.97
  06/30/99            8,803.20        8,747.69        8,523.94       39,394.30
  07/30/99            8,305.97        8,198.07        8,006.88       38,164.27
  08/31/99            8,656.29        8,474.82        8,576.16       37,975.48
  09/30/99           10,905.12       10,673.49       10,221.60       36,934.44
  10/29/99            9,786.36        9,167.01        8,857.62       39,271.72
  11/30/99            9,356.93        8,617.51        8,537.95       40,069.98
  12/31/99            9,255.23        8,247.27        8,656.39       42,429.95
  01/31/00            8,215.57        7,314.29        7,638.82       40,298.17
  02/29/00            8,351.18        7,119.49        7,610.80       39,535.34
  03/31/00            7,718.34        6,675.27        7,195.62       43,402.83
  04/28/00            7,334.12        6,952.65        6,972.75       42,097.23
  05/31/00            7,108.11        7,214.92        7,167.60       41,233.50
  06/30/00            7,266.31        7,369.36        7,362.46       42,250.04
  07/31/00            6,497.87        6,514.66        6,476.06       41,589.50
  08/31/00            6,757.79        6,788.90        6,665.82       44,172.80
  09/30/00            6,068.45        6,592.49        6,357.62       41,840.77
  10/31/00            5,424.31        5,892.67        5,587.11       41,663.89
  11/30/00            5,367.81        6,515.61        5,995.92       38,379.12
  12/31/00            5,730.56        7,079.31        6,547.38       38,566.97
  01/31/01            5,673.82        6,662.34        6,222.62       39,935.29
  02/28/01            5,662.47        6,960.80        6,687.47       36,293.92
  03/31/01            5,288.00        6,405.84        6,058.33       33,994.68
  04/30/01            5,787.30        7,387.67        7,021.14       36,636.42
  05/31/01            6,014.25        7,546.52        7,275.85       36,881.88
  06/30/01            5,991.55        7,323.62        6,781.71       35,984.23
  07/31/01            5,651.12        7,202.22        6,757.51       35,629.99
  08/31/01            5,730.56        7,627.46        7,203.26       33,399.49
  09/30/01            6,059.64        8,394.64        7,359.91       30,702.40
  10/31/01            5,980.20        7,766.79        6,944.73       31,287.86
  11/30/01            5,946.16        7,501.77        6,695.11       33,687.84
  12/31/01            6,161.77        7,801.16        6,931.99       33,982.96
  01/31/02            7,239.79        8,711.84        7,810.75       33,487.05
  02/28/02            7,932.00        9,110.03        8,320.17       32,841.24
  03/31/02            9,225.63        9,511.15        9,028.27       34,076.37
  04/30/02           10,190.18       10,148.49        9,419.26       32,010.39
  05/31/02           14,343.41       11,818.91       10,728.48       31,774.57
  06/30/02           11,835.59       10,299.36        9,100.87       29,510.97
  ________________
  (1) Toronto Stock Exchange Gold & Precious Minerals Index*
  (2) Philadelphia Stock Exchange Gold & Silver Index*
  ----------------------------------------------------------------------------



  ----------------------------------------------------------------------------
  AVERAGE ANNUAL PERFORMANCE                               FOR THE YEARS ENDED
                                                                 JUNE 30, 2002
  ----------------------------------------------------------------------------
                                               TEN YEAR   FIVE YEAR   ONE YEAR
  World Precious Minerals Fund                  1.70%      (7.81)%     97.54%
  ----------------------------------------------------------------------------
  S&P 500 Index                                11.43%       3.66%     (17.99)%
  ----------------------------------------------------------------------------
  Toronto Stock Exchange Gold & Precious
    Minerals Index*                             0.30%      (6.90)%     40.63%
  ----------------------------------------------------------------------------
  Philadelphia Stock Exchange Gold &
    Silver Index*                              (0.94)%     (5.65)%     34.20%

  * These are not total returns. These returns reflect simple appreciation only and do not reflect dividend reinvestment.

  Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is a widely recognized capitalization- weighted index of 500 common stock prices in U.S. companies. The Toronto Stock Exchange Gold & Precious Minerals Index is a capitalization- weighted index designed to measure the performance of the gold and precious minerals sector of the TSX 300 Index. The Philadelphia Stock Exchange Gold & Silver Index is a capitalization-weighted index which includes the leading companies involved in the mining of gold and silver.
  ------------------------------------------------------------------------

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GOLD AND PRECIOUS MINERALS FUNDS
--------------------------------------------------------------------------------


[GRAPHIC: Line chart created from data points in table below.]

 GOLD SHARES FUND

                  GOLD     JOHANNESBURG                FIN. TIM.    HSBC STH.
                 SHARES      ALL GOLD        S&P       GLD. MNS.    AFR. GOLD
    DATE          FUND        INDEX       500 INDEX    INDEX (1)    INDEX (2)
  --------      --------     --------     --------     --------     --------
  06/30/92      $ 10,000     $ 10,000     $ 10,000     $ 10,000     $ 10,000
  07/31/92         9,500        9,775       10,409        9,870        9,722
  08/31/92         8,682        8,635       10,196        8,621        8,608
  09/30/92         7,818        8,077       10,315        8,056        7,605
  10/30/92         6,727        6,977       10,351        7,948        6,417
  11/30/92         6,273        7,207       10,703        7,644        6,069
  12/31/92         6,091        6,617       10,835        6,938        5,621
  01/29/93         6,416        7,424       10,925        8,111        6,525
  02/26/93         6,974        7,822       11,074       12,766        7,371
  03/31/93         8,276        9,598       11,308       13,807        9,184
  04/30/93         9,625       11,684       11,035       16,248       11,240
  05/31/93        11,484       14,666       11,330       20,002       14,322
  06/30/93        11,670       14,462       11,363       20,675       14,542
  07/30/93        13,264       15,704       11,317       21,980       16,672
  08/31/93        10,874       13,074       11,747       20,414       13,166
  09/30/93        10,358       11,101       11,657       18,213       13,067
  10/29/93        11,623       13,220       11,898       21,422       15,283
  11/30/93        11,530       13,749       11,784       20,952       15,003
  12/31/93        13,639       16,037       11,927       24,162       18,160
  01/31/94        12,266       14,322       12,332       23,502       15,823
  02/28/94        11,508       14,537       11,998       21,966       15,199
  03/31/94        11,366       14,630       11,474       22,100       14,757
  04/29/94        11,697       14,371       11,622       20,591       15,455
  05/31/94        11,318       13,358       11,812       21,221       14,595
  06/30/94        11,887       14,462       11,523       20,738       15,690
  07/29/94        12,318       14,708       11,901       21,297       16,836
  08/31/94        13,660       16,135       12,389       22,610       18,703
  09/30/94        15,290       17,314       12,086       25,236       21,219
  10/31/94        14,475       16,076       12,358       23,408       20,620
  11/30/94        12,654       14,057       11,908       20,514       17,938
  12/30/94        13,277       14,441       12,084       21,453       18,450
  01/31/95        10,164       10,793       12,398       17,784       13,701
  02/28/95        10,748       10,714       12,881       18,789       14,539
  03/31/95        11,234       10,393       13,261       20,954       15,176
  04/28/95        10,699       10,194       13,651       20,949       14,873
  05/31/95        10,407        9,535       14,197       20,642       13,887
  06/30/95        10,553       10,014       14,527       20,929       14,609
  07/31/95        11,392       10,514       15,008       21,173       15,398
  08/31/95        11,342       10,592       15,046       21,418       15,535
  09/29/95        11,244       10,488       15,681       21,561       15,379
  10/31/95         9,518        8,814       15,625       18,707       13,033
  11/30/95         9,616        8,960       16,311       20,493       13,307
  12/29/95         9,715        9,323       16,625       20,776       13,842
  01/31/96        11,868       11,770       17,191       25,035       17,547
  02/29/96        11,518       11,675       17,350       25,409       17,462
  03/29/96        10,867       11,325       17,518       25,342       17,330
  04/30/96        10,917       11,364       17,776       25,262       17,360
  05/31/96        11,217       11,683       18,234       25,808       17,741
  06/28/96         9,314       10,058       18,304       21,897       15,179
  07/31/96         9,213        9,939       17,495       21,669       14,999
  08/30/96         9,162       10,074       17,864       22,057       15,238
  09/30/96         8,352        9,218       18,870       20,107       13,995
  10/31/96         8,201        9,338       19,390       20,388       14,310
  11/29/96         7,644        8,371       20,856       20,361       12,827
  12/31/96         7,239        8,146       20,442       19,800       12,518
  01/31/97         6,515        7,478       21,720       18,440       11,507
  02/28/97         7,446        8,838       21,890       20,711       13,542
  03/31/97         6,412        7,449       20,991       17,773       11,332
  04/30/97         5,894        6,753       22,244       15,946       10,312
  05/30/97         5,998        6,647       23,598       17,045       10,255
  06/30/97         4,984        5,382       24,655       15,123        8,321
  07/31/97         5,090        5,387       26,617       15,355        8,373
  08/29/97         5,144        5,479       25,126       15,330        8,501
  09/30/97         5,037        5,564       26,502       16,559        8,701
  10/31/97         3,924        4,713       25,617       13,481        7,339
  11/28/97         3,022        3,788       26,802       10,615        5,879
  12/31/97         3,086        4,168       27,263       11,490        6,489
  01/30/98         3,086        4,515       27,564       12,137        6,964
  02/27/98         2,815        4,004       29,552       11,695        6,190
  03/31/98         2,870        4,087       31,066       12,433        6,321
  04/30/98         3,032        5,402       31,378       14,098        8,302
  05/29/98         2,436        4,583       30,839       11,804        7,053
  06/30/98         2,052        3,747       32,092       10,791        5,640
  07/31/98         2,068        3,769       31,750        9,779        5,351
  08/31/98         1,592        3,085       27,160        7,618        4,364
  09/30/98         2,220        4,723       28,899       11,954        6,650
  10/30/98         2,171        4,784       31,250       12,086        6,764
  11/30/98         2,036        4,635       33,144       11,456        6,578
  12/31/98         2,068        3,748       35,054       10,146        5,288
  01/29/99         1,976        3,904       36,520       10,121        5,533
  02/26/99         1,933        3,461       35,385        9,462        4,900
  03/31/99         1,922        3,739       36,801        9,435        5,306
  04/30/99         2,139        3,789       38,226       11,053        6,063
  05/31/99         1,803        3,727       37,323        8,994        5,028
  06/30/99         1,852        3,320       39,394        9,610        5,483
  07/30/99         1,733        3,102       38,164        9,171        5,124
  08/31/99         1,825        3,692       37,975        9,750        5,972
  09/30/99         2,323        4,753       36,934       12,262        7,603
  10/29/99         2,079        4,451       39,272       10,637        7,094
  11/30/99         1,992        4,110       40,070       10,164        6,511
  12/31/99         2,014        4,285       42,430       10,079        6,785
  01/31/00         1,770        3,920       40,298        8,895        6,190
  02/29/00         1,781        4,477       39,535        9,175        6,732
  03/31/00         1,646        3,968       43,403        8,487        5,921
  04/28/00         1,516        3,336       42,097        8,212        4,948
  05/31/00         1,516        3,490       41,233        8,460        5,129
  06/30/00         1,581        3,714       42,250        8,767        5,409
  07/31/00         1,429        3,508       41,589        7,912        5,098
  08/31/00         1,516        3,640       44,173        8,011        5,135
  09/30/00         1,419        3,367       41,841        7,585        4,749
  10/31/00         1,278        2,754       41,664        6,431        3,914
  11/30/00         1,299        2,477       38,379        6,783        3,531
  12/31/00         1,413        2,940       38,567        7,422        4,177
  01/31/01         1,397        3,012       39,935        7,247        4,273
  02/28/01         1,429        3,446       36,294        7,761        4,728
  03/31/01         1,299        3,135       33,995        6,997        4,356
  04/30/01         1,473        3,722       36,636        8,158        5,195
  05/31/01         1,538        3,786       36,882        8,438        5,259
  06/30/01         1,532        3,924       35,984        8,430        5,444
  07/31/01         1,419        3,626       35,630        8,229        5,040
  08/31/01         1,456        3,715       33,399        8,755        5,087
  09/30/01         1,516        3,692       30,702        9,550        5,064
  10/31/01         1,494        3,792       31,288        9,134        5,188
  11/30/01         1,483        3,728       33,688        8,768        5,076
  12/31/01         1,570        3,941       33,983        9,106        5,320
  01/31/02         1,830        4,837       33,487       10,407        6,571
  02/28/02         2,095        6,105       32,841       11,439        8,134
  03/31/02         2,393        6,852       34,076       12,613        9,156
  04/30/02         2,631        7,642       32,010       13,452       10,216
  05/31/02         3,487        8,914       31,775       15,414       11,950
  06/30/02         2,859       29,511       13,202       10,229
  ---------------------------
  (1) Financial Times Gold Mines Index *
  (2) HSBC South African Gold Index *
  --------------------------------------------------------------------------


  ------------------------------------------------------------------------
  AVERAGE ANNUAL PERFORMANCE                           FOR THE YEARS ENDED
                                                             JUNE 30, 2002
  ------------------------------------------------------------------------
                                           TEN YEAR   FIVE YEAR   ONE YEAR
  Gold Shares Fund                         (11.76)%   (10.52)%     86.57%
  ------------------------------------------------------------------------
  S&P 500 Index                             11.43%      3.66%     (17.99)%
  ------------------------------------------------------------------------
  HSBC South African Gold Index*             0.23%      4.22%      87.89%
  ------------------------------------------------------------------------
  Financial Times Gold Mines Index*          2.82%     (2.68)%     56.61%

  * These are not total returns. These returns reflect simple appreciation only and do not reflect dividend reinvestment.

  Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is a widely recognized capitalization- weighted index of 500 common stock prices in U.S. companies. The HSBC South African Gold Index is a market capitalization-weighted index for gold companies generally in excess of a $50 million market capitalization. The Financial Times Gold Mines Index is a market capitalization-weighted price index of the leading North American, Australian and African gold mining companies. The Johannesburg All Gold Index was a capitalization-weighted index of all domestic gold stocks traded on the Johannesburg Stock Exchange and was discontinued on June 21, 2002.
  ------------------------------------------------------------------------

--------------------------------------------------------------------------------
GOLD AND PRECIOUS MINERALS FUNDS
--------------------------------------------------------------------------------


THE YEAR IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

A number of events that are pertinent to the gold market occurred over the past year: the dollar's fall, the events of September 11, war in Afghanistan, lingering terrorist threats, financial crisis in Argentina, renewed conflict between India and Pakistan, escalating Mid-East violence, and the inability of the Fed to stimulate the economy. It is no wonder COMEX (the leading U.S. market for metals futures and futures options trading on aluminum, copper, gold and silver) non-commercial gold accounts moved to a net-long position.

Figures reported by Japan's Ministry of Finance confirmed robust investment demand for gold in Japan in the first half of 2002. Demand for gold in Japan rose as new rules that cap insurance protection on time deposits went into effect on April 1, 2002. In addition, the same rules regarding ordinary deposits will take effect in April 2003, so there is likely to be continued strength later in the year.

China's GDP grew at 7.3 percent last year, and the Chinese Central Bank announced they had increased their gold holdings from 105 tonnes to 500 tonnes. Deputy Governor Reddy of the Indian Reserve Bank confirmed his country had no intentions of selling any of its gold. Despite comments by the Bundesbank in February and again in March, which indicated an interest in selling some gold and investing the proceeds in interest-bearing assets, gold still moved higher.

The formal launch of trading on the Shanghai Gold Exchange is likely to take place in July 2002. Ironically, the Australian Stock Exchange announced that the Australian Gold Index would be discontinued on June 30, 2002. In addition, the Toronto Stock Exchange recently stopped updating the Toronto Stock Exchange Gold & Precious Minerals Index inter-day and announced that this index will be discontinued in May 2003.

INVESTMENT HIGHLIGHTS

Consolidation in the gold industry continued to be a major theme over the past year. The Australian gold mining industry was the focal point of merger and acquisition activity. Newmont Mining Corp.'s(1) dual takeover offer for Franco-Nevada Mining Corp., Ltd. and Normandy Mining Ltd. was completed, and Placer Dome, Inc.(2) announced its bid for AurionGold Ltd.(3) Our funds' performance was very strong because of our focus on unhedged gold producers and on recognizing those companies that the market would revalue or that would trigger a takeover because of their growth profile.

--------------------------------------------------------------------------------
GOLD AND PRECIOUS MINERALS FUNDS
--------------------------------------------------------------------------------


Strong fundamentals are still supporting an increasing price for gold. Declining mine production by the major gold producers, massive increases in government deficit spending, negative real interest rates, and reversal in sentiment regarding producer hedging of future gold production support the case for gold. Durban Roodepoort Deep Ltd.,(4) South Africa's fourth largest gold producer, sold shares and used the proceeds to wipe out the remaining portion of its hedge book, thereby exposing itself entirely to the spot gold price, and joining the ranks of Gold Fields Ltd.,(5) and Harmony Gold Mining Co. Ltd.(6) earlier announced it had closed out the hedge book, 2.7 million ounces that they had inherited from its acquisition of Randfontein Estates Ltd. AngloGold Ltd.(7) reduced their hedge book by an additional 2.3 million ounces.

When Newmont Gold Mining Corp.(1) reported its March 2002 quarterly results, it provided clearer investor disclosure than its peer group with regards to hedging practices in the gold industry. Typically, gold companies that sell their production forward, prominently display in their financial discussion that the forward price received was higher than current spot prices, and thus, they earned a premium on their forward sells. What Newmont Mining Corp.(1) did, was show that the associated borrowing costs related to the gold transaction actually resulted in a neutralized price that was currently about $30 per ounce below the spot price of gold bullion.

CURRENT OUTLOOK

Recently, an analysis of the gold industry showed that 200 million ounces of gold resources were discovered in the past 10 years globally. Of that, 100 million ounces were converted into reserves that could be mined. Currently, the top four gold producers, Barrick Gold Corp.,(8) Newmont Mining Corp.,(1) AngloGold Ltd.,(7) and Gold Fields Ltd.,(5) produce about 25 million ounces per year and will certainly struggle to maintain current production levels. Gold industry executives suggest that the price of gold needs to be sustainable at $350 per ounce to stimulate further exploration expenditures.

A report from the Beacon consulting group in Toronto recently forecasted a 30-percent drop in global gold production by 2005. A recent study published by National Bank Financial on previous gold cycles showed that on average, gold cycles last nearly three years and that the gains achieved so far with regard to gold equities would suggest we are half way through the cycle.

--------------------------------------------------------------------------------
GOLD AND PRECIOUS MINERALS FUNDS
--------------------------------------------------------------------------------


Central banks, particularly the Bank of England, have come under fire recently in their press for their untimely sales of their gold reserves at prices much lower than today's prices. Argentina also would certainly be in a better financial position had it not sold all of its gold reserves and replaced them with U.S. dollars. It is interesting to note that total central bank holdings of gold have now declined to their lowest levels in nearly 50 years.

Meanwhile, Wall Street analysts and their investment banks, the biggest promoters of equity markets, are facing a formal inquiry into their practices and rendering of investment advice to the public. Should investors attempt to conduct their own analysis, they have to decide whether they can rely on potentially fraudulent financial statements and pro-forma earnings releases to give the true earning potential of a company.


(1) This security comprised 7.25% of the total net assets of the Gold Shares Fund and 7.17% of the World Precious Minerals Fund as of June 30, 2002.

(2) This security comprised 3.16% of the total net assets of the Gold Shares Fund and 2.53% of the World Precious Minerals Fund as of June 30, 2002.

(3) This security comprised 3.14% of the total net assets of the Gold Shares Fund and 3.42% of the World Precious Minerals Fund as of June 30, 2002.

(4) This security comprised 4.02% of the total net assets of the Gold Shares Fund and 3.07% of the World Precious Minerals Fund as of June 30, 2002.

(5) This security comprised 4.24% of the total net assets of the Gold Shares Fund as of June 30, 2002.

(6) This security comprised 6.93% of the total net assets of the Gold Shares Fund as of June 30, 2002.

(7) This security comprised 3.41% of the total net assets of the Gold Shares Fund and 2.26% of the World Precious Minerals Fund as of June 30, 2002.

(8) This security comprised 4.07% of the total net assets of the Gold Shares Fund and 0.44% of the World Precious Minerals Fund as of June 30, 2002.

--------------------------------------------------------------------------------
GOLD AND PRECIOUS MINERALS FUNDS
--------------------------------------------------------------------------------


WORLD PRECIOUS MINERALS FUND
      -------------------------------------------------------------------
      TOP 10 EQUITY* HOLDINGS BASED ON TOTAL INVESTMENTS    JUNE 30, 2002
      -------------------------------------------------------------------

         INTERNATIONAL PURSUIT CORP.                             14.33%
           GOLD/MINERAL EXPLORATION & DEVELOPMENT
         ---------------------------------------------------------------
         NEWMONT MINING CORP.                                     7.19%
           SENIOR GOLD PRODUCERS
         ---------------------------------------------------------------
         NORTHGATE EXPLORATION LTD.                               6.23%
           GOLD/MINERAL EXPLORATION & DEVELOPMENT
         ---------------------------------------------------------------
         GOLDCORP, INC.                                           6.04%
           INTERMEDIATE & JUNIOR GOLD PRODUCERS
         ---------------------------------------------------------------
         FRANCISCO GOLD CORP.                                     5.86%
           GOLD/MINERAL EXPLORATION & DEVELOPMENT
         ---------------------------------------------------------------
         FREEPORT-MCMORAN COPPER & GOLD, INC.                     3.69%
           SENIOR GOLD PRODUCERS
         ---------------------------------------------------------------
         IAMGOLD CORP.                                            3.58%
           INTERMEDIATE & JUNIOR GOLD PRODUCERS
         ---------------------------------------------------------------
         AURIONGOLD LTD.                                          3.43%
           SENIOR GOLD PRODUCERS
         ---------------------------------------------------------------
         IVANHOE MINES LTD.                                       3.35%
           GOLD/MINERAL EXPLORATION & DEVELOPMENT
         ---------------------------------------------------------------
         DURBAN ROODEPOORT DEEP LTD.                              3.08%
           GOLD/MINERAL EXPLORATION & DEVELOPMENT


      -------------------------------------------------------------------
      TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS           JUNE 30, 2002
      -------------------------------------------------------------------

         GOLD/MINERAL EXPLORATION & DEVELOPMENT                  54.16%
         SENIOR GOLD PRODUCERS                                   19.58%
         INTERMEDIATE & JUNIOR GOLD PRODUCERS                    16.05%
         METAL & MINERAL MINING                                   2.81%
         DIAMOND MINING & EXPLORATION                             1.18%

         * Includes convertible debentures.

--------------------------------------------------------------------------------
GOLD AND PRECIOUS MINERALS FUNDS
--------------------------------------------------------------------------------


GOLD SHARES FUND

      -------------------------------------------------------------------
      TOP 10 EQUITY* HOLDINGS BASED ON TOTAL INVESTMENTS    JUNE 30, 2002
      -------------------------------------------------------------------

         INTERNATIONAL PURSUIT CORP.                             12.11%
           GOLD MINING - NORTH AMERICA
         ---------------------------------------------------------------
         GOLDCORP, INC.                                          10.95%
           GOLD MINING - NORTH AMERICA
         ---------------------------------------------------------------
         NEWMONT MINING CORP.                                     7.67%
           GOLD MINING - NORTH AMERICA
         ---------------------------------------------------------------
         HARMONY GOLD MINING CO. LTD.                             7.34%
           GOLD MINING - AFRICA
         ---------------------------------------------------------------
         NORTHGATE EXPLORATION LTD.                               7.30%
           GOLD MINING - NORTH AMERICA
         ---------------------------------------------------------------
         WHEATON RIVER MINERALS LTD.                              6.29%
           GOLD MINING - NORTH AMERICA
         ---------------------------------------------------------------
         FREEPORT-MCMORAN COPPER & GOLD, INC.                     5.36%
           GOLD MINING - NORTH AMERICA
         ---------------------------------------------------------------
         GOLD FIELDS LTD.                                         4.49%
           GOLD MINING - AFRICA
         ---------------------------------------------------------------
         BARRICK GOLD CORP.                                       4.31%
           GOLD MINING - NORTH AMERICA
         ---------------------------------------------------------------
         DURBAN ROODEPOORT DEEP LTD.                              4.25%
           GOLD MINING - AFRICA


      -------------------------------------------------------------------
      TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS           JUNE 30, 2002
      -------------------------------------------------------------------

         GOLD MINING - NORTH AMERICA                             66.75%
         GOLD MINING - AFRICA                                    24.07%
         GOLD MINING - AUSTRALIA                                  4.17%
         METAL & MINERAL MINING                                   2.58%
         DIAMOND MINING & EXPLORATION                             1.07%

         * Includes convertible debentures.

--------------------------------------------------------------------------------
GOLD AND PRECIOUS MINERALS FUNDS
--------------------------------------------------------------------------------


WORLD PRECIOUS MINERALS FUND
      -------------------------------------------------------------------
      PORTFOLIO PROFILE                                     JUNE 30, 2002
      -------------------------------------------------------------------

         COUNTRY DISTRIBUTION                          % OF INVESTMENTS
         ---------------------------------------------------------------
           Canada                                                65.67%
         ---------------------------------------------------------------
           United States                                         17.86%
         ---------------------------------------------------------------
           South Africa                                           6.14%
         ---------------------------------------------------------------
           Australia                                              5.58%
         ---------------------------------------------------------------
           Other Foreign                                          4.75%
         ---------------------------------------------------------------
         Number of Securities                                      110

GOLD SHARES FUND
      -------------------------------------------------------------------
      PORTFOLIO PROFILE                                     JUNE 30, 2002
      -------------------------------------------------------------------

         COUNTRY DISTRIBUTION                          % OF INVESTMENTS
         ---------------------------------------------------------------
           Canada                                                53.58%
         ---------------------------------------------------------------
           South Africa                                          22.01%
         ---------------------------------------------------------------
           United States                                         16.31%
         ---------------------------------------------------------------
           Australia                                              4.18%
         ---------------------------------------------------------------
           Other Foreign                                          3.92%
         ---------------------------------------------------------------
         Number of Securities                                       53

U.S. TREASURY SECURITIES CASH FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                          JUNE 30, 2002
--------------------------------------------------------------------------------


UNITED STATES
GOVERNMENT                            COUPON   MATURITY    PRINCIPAL
OBLIGATIONS 59.41%                     RATE      DATE        AMOUNT         VALUE
UNITED STATES TREASURY BILLS
  48.11%
------------------------------------------------------------------------------------

                               Yield   1.72%   07/05/02  $ 30,000,000   $ 29,994,270
                               Yield   1.72%   07/11/02    10,000,000      9,995,222
                               Yield   1.80%   07/25/02     5,000,000      4,994,000
                               Yield   1.71%   09/05/02    20,000,000     19,937,300
                                                                        ------------
                                                                          64,920,792

UNITED STATES TREASURY NOTES
 11.30%
------------------------------------------------------------------------------------

                                       5.50%   01/31/03    10,000,000     10,178,493
                                       4.25%   03/31/03     5,000,000      5,066,836
                                                                        ------------
                                                                          15,245,329

------------------------------------------------------------------------------------
TOTAL UNITED STATES
  GOVERNMENT OBLIGATIONS                                                  80,166,121
------------------------------------------------------------------------------------
  (cost $80,166,121)


REPURCHASE AGREEMENTS 39.35%

Joint Tri-Party Repurchase
  Agreements, 06/28/02,
  collateralized by U.S.
  Treasury securities held in
  joint tri-party repurchase
  accounts:

1.90% Credit Suisse First
  Boston, repurchase price
  $32,603,679                          1.90%   07/01/02    32,598,518     32,598,518

1.87% UBS / Paine Webber,
  repurchase price
  $20,503,195                          1.87%   07/01/02    20,500,000     20,500,000

------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                               53,098,518
------------------------------------------------------------------------------------
  (cost $53,098,518)

------------------------------------------------------------------------------------
TOTAL INVESTMENTS 98.76%                                                 133,264,639
------------------------------------------------------------------------------------
  (cost $133,264,639)
Other assets and liabilities,
  net 1.24%                                                                1,665,431
                                                                        ------------

NET ASSETS 100%                                                         $134,930,070
                                                                        ============

   See notes to portfolios of investments and notes to financial statements.

U.S. GOVERNMENT SECURITIES SAVINGS FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                        JUNE 30, 2002
--------------------------------------------------------------------------------

UNITED STATES
GOVERNMENT AND AGENCY                 COUPON  MATURITY    PRINCIPAL
OBLIGATIONS 104.19%                    RATE     DATE        AMOUNT         VALUE
FEDERAL FARM CREDIT BANK
  4.83%
-----------------------------------------------------------------------------------
Fixed Rates:
                                      2.00%   11/01/02  $ 10,000,000   $ 10,000,000
                                      6.75%   01/13/03     2,000,000      2,045,895
                                      2.23%   01/22/03    10,000,000     10,000,000
                                      5.00%   02/03/03     4,280,000      4,342,378
                                      5.65%   02/07/03     1,000,000      1,020,620
                                      5.73%   03/28/03     1,000,000      1,023,706
                                      2.50%   06/13/03     5,000,000      4,999,525
                                                                       ------------
                                                                         33,432,124

FEDERAL HOME LOAN BANK
  94.23%
-----------------------------------------------------------------------------------
Discount Notes:
                               Yield  1.34%   07/01/02   209,693,000    209,693,000
                               Yield  1.76%   07/03/02    30,000,000     29,997,063
                               Yield  1.71%   07/10/02    10,000,000      9,995,725
                               Yield  1.65%   07/12/02    10,000,000      9,994,958
                               Yield  1.70%   07/17/02    50,000,000     49,962,167
                               Yield  1.73%   07/19/02    15,000,000     14,987,025
                               Yield  1.76%   07/26/02    30,000,000     29,963,611
                               Yield  1.70%   07/31/02    10,000,000      9,985,833
                               Yield  3.61%   08/08/02     4,000,000      3,992,400
                               Yield  1.73%   08/16/02    32,300,000     32,228,437
                               Yield  1.91%   10/25/02     5,000,000      4,969,228
                               Yield  1.92%   10/30/02     5,000,000      4,967,734
Variable Rates:
                                      1.70%   07/17/02    15,000,000     15,000,000
                                      1.74%   07/30/02    15,000,000     14,999,671
                                      1.70%   08/09/02    25,000,000     24,999,405
                                      1.69%   08/16/02     7,500,000      7,499,750
                                      1.72%   08/20/02    50,000,000     49,998,794
                                      1.70%   03/12/03    50,000,000     49,992,454
Fixed Rates:
                                      6.88%   07/18/02    10,000,000     10,015,531
                                      3.75%   07/23/02     5,000,000      5,005,470
                                      6.38%   11/15/02     2,000,000      2,032,816
                                      6.38%   11/15/02     1,700,000      1,727,359
                                      6.17%   11/20/02     1,000,000      1,016,227
                                      5.99%   11/26/02     1,050,000      1,065,525
                                      6.26%   12/23/02     2,000,000      2,038,512
                                      2.25%   12/27/02     5,000,000      4,995,977
                                      5.66%   01/13/03       500,000        508,475

   See notes to portfolios of investments and notes to financial statements.

U.S. GOVERNMENT SECURITIES SAVINGS FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                           JUNE 30, 2002
--------------------------------------------------------------------------------

UNITED STATES
GOVERNMENT AND                        COUPON  MATURITY    PRINCIPAL
AGENCY OBLIGATIONS                     RATE     DATE        AMOUNT         VALUE
FEDERAL HOME LOAN BANK
  (CONT'D)
-----------------------------------------------------------------------------------
                                      5.50%   01/21/03  $  2,000,000   $  2,034,138
                                      5.42%   01/22/03     2,000,000      2,033,402
                                      2.25%   01/29/03    10,000,000     10,004,049
                                      2.41%   03/06/03     1,000,000      1,000,299
                                      2.51%   03/25/03     5,000,000      5,000,000
                                      2.60%   04/08/03    10,000,000      9,989,296
                                      2.83%   04/21/03     5,000,000      4,995,027
                                      4.50%   04/25/03     5,000,000      5,082,889
                                      2.80%   05/13/03     1,000,000      1,002,147
                                      4.50%   07/07/03     1,750,000      1,789,232
                                      2.30%   07/08/03     5,000,000      5,000,000
                                      2.35%   07/17/03     2,355,000      2,354,764
                                                                       ------------
                                                                        651,918,390

STUDENT LOAN MARKETING
  ASSOCIATION 5.13%
-----------------------------------------------------------------------------------
Variable Rates:
                                      2.06%   07/10/02    25,000,000     24,999,876
Fixed Rates:
                                      2.45%   02/28/03    10,500,000     10,500,000
                                                                       ------------
                                                                         35,499,876

-----------------------------------------------------------------------------------
TOTAL INVESTMENTS 104.19%                                               720,850,390
-----------------------------------------------------------------------------------
  (cost $720,850,390)
Other assets and liabilities,
  net (4.19)%                                                           (29,007,546)
                                                                       ------------
NET ASSETS 100%                                                        $691,842,844
                                                                       ============

   See notes to portfolios of investments and notes to financial statements.

NEAR-TERM TAX FREE FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         JUNE 30, 2002
--------------------------------------------------------------------------------

                                          COUPON   MATURITY   PRINCIPAL
MUNICIPAL BONDS 93.20%                     RATE      DATE       AMOUNT        VALUE
ARIZONA 2.14%
-------------------------------------------------------------------------------------
Maricopa County, Arizona United School
  District, GO                             4.85%   07/01/11   $ 200,000    $  209,110

ARKANSAS 1.07%
-------------------------------------------------------------------------------------
Arkansas State, College Savings,
  Series B, GO                             5.10%   06/01/13     100,000       104,279

CALIFORNIA 5.30%
-------------------------------------------------------------------------------------
Chino Basin, California Regional
  Financing Authority Revenue              7.00%   08/01/06     250,000       290,950
Modesto, California Irrigation District
  Financing Authority Revenue Domestic
  Water Project, Series C                  5.75%   09/01/15     200,000       225,952
                                                                           ----------
                                                                              516,902
CONNECTICUT 2.27%
-------------------------------------------------------------------------------------
Bridgeport Series A, GO                    6.00%   03/01/06     200,000       221,380

DELAWARE 2.27%
-------------------------------------------------------------------------------------
Delaware Transportation Authority System
  Revenue                                  5.50%   07/01/08     200,000       221,324

DISTRICT OF COLUMBIA 1.70%
-------------------------------------------------------------------------------------
District of Columbia, Unrefunded,
  Series B                                 5.50%   06/01/09     150,000       165,370

FLORIDA 1.93%
-------------------------------------------------------------------------------------
Florida State Board of Education Capital
  Outlay, Series B, GO                     5.25%   06/01/11     175,000       187,957

GEORGIA 1.12%
-------------------------------------------------------------------------------------
Georgia Municipal Electric Authority
  Power Revenue                            5.30%   01/01/07     100,000       109,207

HAWAII 2.18%
-------------------------------------------------------------------------------------
Honolulu, Hawaii City & County, Series C   5.00%   09/01/14     200,000       212,304

ILLINOIS 4.47%
-------------------------------------------------------------------------------------
Chicago Water Revenue (ZCB)                0.00%   11/01/08     275,000       214,360
Illinois State, GO Unlimited Tax           5.00%   06/01/03     115,000       118,595
Illinois State, GO Unlimited Tax           4.60%   04/01/12     100,000       103,284
                                                                           ----------
                                                                              436,239
INDIANA 2.63%
-------------------------------------------------------------------------------------
Indianapolis, Indiana Local Public
  Improvement Bond Bank, Series D          6.60%   02/01/07     225,000       256,842

   See notes to portfolios of investments and notes to financial statements.

NEAR-TERM TAX FREE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                           JUNE 30, 2002
--------------------------------------------------------------------------------

                                          COUPON   MATURITY   PRINCIPAL
MUNICIPAL BONDS                            RATE      DATE       AMOUNT        VALUE
IOWA 2.28%
-------------------------------------------------------------------------------------
Finance Authority Hospital Facility
  Revenue                                  5.15%   07/01/04   $ 210,000    $  221,896

MARYLAND 4.30%
-------------------------------------------------------------------------------------
Baltimore County, GO Unlimited Tax         5.00%   06/01/05     165,000       176,845
Maryland State Economic Development
  Corp. Student Housing Revenue            3.25%   10/01/04     240,000       242,014
                                                                           ----------
                                                                              418,859
MASSACHUSETTS 2.51%
-------------------------------------------------------------------------------------
Massachusetts State Health & Educational
  Facilities Authority Revenue, Series D   5.00%   10/01/07     135,000       137,966
Massachusetts State, Series C, GO         4.625%   10/01/08     100,000       106,420
                                                                           ----------
                                                                              244,386
MICHIGAN 2.12%
-------------------------------------------------------------------------------------
Michigan Municipal Bond Authority
  Revenue, Series A                        4.00%   11/01/10     205,000       207,054

NEBRASKA 2.72%
-------------------------------------------------------------------------------------
Nebraska Public Power District Revenue     5.70%   01/01/05     255,000       265,345

NEVADA 5.31%
-------------------------------------------------------------------------------------
Nevada State Municipal Bond Bank Project
  #51, Series A, GO                        5.10%   01/01/08     250,000       262,545
Washoe County Gas & Water Facilities,
  Revenue                                  6.30%   12/01/14     250,000       255,582
                                                                           ----------
                                                                              518,127
NEW JERSEY 3.45%
-------------------------------------------------------------------------------------
Jersey City, GO                            6.00%   10/01/05     110,000       121,704
Washington Township Board of
  Education, GO                            5.10%   02/01/08     200,000       214,484
                                                                           ----------
                                                                              336,188
NEW MEXICO 1.22%
-------------------------------------------------------------------------------------
New Mexico State Highway Commission
  Revenue                                  3.75%   06/15/06     115,000       118,709

NEW YORK 7.26%
-------------------------------------------------------------------------------------
Hempstead Township, GO Unlimited Tax      5.375%   11/15/10     120,000       129,800
New York City Transitional Financial
  Authority Revenue, Series A              5.25%   11/01/08     225,000       246,083
New York State, Local Highway & Bridge,
  Series A                                5.375%   04/01/10     200,000       217,144

   See notes to portfolios of investments and notes to financial statements.

NEAR-TERM TAX FREE FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         JUNE 30, 2002
--------------------------------------------------------------------------------

                                          COUPON   MATURITY   PRINCIPAL
MUNICIPAL BONDS                            RATE      DATE       AMOUNT        VALUE
NEW YORK (CONT'D)
-------------------------------------------------------------------------------------
Schenectady, New York Metroplex
  Development Authority Revenue,
  Series A                                 5.00%   12/15/12   $ 110,000    $  114,949
                                                                           ----------
                                                                              707,976
NORTH CAROLINA 1.95%
-------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power
  Agency Revenue, Refunding, Series A      5.60%   01/01/10     175,000       190,335

OHIO 2.16%
-------------------------------------------------------------------------------------
Ohio State Higher Education, Series B,
  GO                                       4.25%   11/01/07     200,000       210,958

OREGON 1.39%
-------------------------------------------------------------------------------------
Oregon State Department Transportation
  Highway                                  5.00%   11/15/09     125,000       135,485

PENNSYLVANIA 3.70%
-------------------------------------------------------------------------------------
Pennsylvania Intergovernmental COOP
  Authority Special Tax Revenue            5.35%   06/15/07     100,000       103,617
Philadelphia Hospitals & Higher
  Education Facilities Authority Revenue   5.00%   05/15/03     250,000       257,305
                                                                           ----------
                                                                              360,922
PUERTO RICO 1.05%
-------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority
  Revenue                                  4.25%   07/01/03     100,000       102,754

SOUTH CAROLINA 1.59%
-------------------------------------------------------------------------------------
South Carolina State Public Service
  Commission Authority Revenue, Series C   4.50%   01/01/04     150,000       154,844

TEXAS 8.66%
-------------------------------------------------------------------------------------
Arlington, Texas Refunded, Series A        5.00%   08/15/08     200,000       216,018
Austin, Texas Utility System Revenue,
  Series A                                5.375%   11/15/05     200,000       208,666
Bexar County, Texas Refunded, GO           5.40%   06/15/12     200,000       210,058
San Antonio, Texas Water Revenue           5.00%   05/15/13     100,000       104,760
Texas State Public Finance Authority       6.00%   08/01/03     100,000       104,648
                                                                           ----------
                                                                              844,150
UTAH 2.06%
-------------------------------------------------------------------------------------
Utah State Municipal Finance Corp. Local
  Government Revenue                       6.40%   08/01/09     200,000       200,780

   See notes to portfolios of investments and notes to financial statements.

NEAR-TERM TAX FREE FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         JUNE 30, 2002
--------------------------------------------------------------------------------

                                          COUPON   MATURITY   PRINCIPAL
MUNICIPAL BONDS                            RATE      DATE       AMOUNT        VALUE
VIRGIN ISLANDS 1.59%
-------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority
  Revenue                                  5.00%   10/01/03   $ 150,000    $  155,367

VIRGINIA 1.09%
-------------------------------------------------------------------------------------
Virginia State Resources Authority Clean
  Water Revenue                            4.75%   10/01/10     100,000       106,613

WASHINGTON 3.92%
-------------------------------------------------------------------------------------
Clark County, Washington School
  District, GO Unlimited                  5.125%   12/01/11     100,000       108,459
King County, Series A, GO                  5.80%   12/01/06     155,000       162,975
King County, Series A, GO Pre-refunded     5.80%   12/01/06     105,000       110,900
                                                                           ----------
                                                                              382,334
WEST VIRGINIA 2.08%
-------------------------------------------------------------------------------------
West Virginia State Housing Development
  Fund, Series E                           4.00%   11/01/09     200,000       202,530

WISCONSIN 3.71%
-------------------------------------------------------------------------------------
Milwaukee, Wisconsin, Series L, GO         4.60%   12/15/13     150,000       152,660
Wisconsin State Health & Educational
  Facilities Authority Revenue             5.20%   06/01/05     200,000       209,132
                                                                           ----------
                                                                              361,792

-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                                       9,088,318
-------------------------------------------------------------------------------------
  (cost $8,852,666)

REPURCHASE AGREEMENT 14.69%

Joint Tri-Party Repurchase
  Agreement, Credit Suisse First
  Boston, 06/28/02, 1.90%, due
  07/01/02, repurchase price
  $1,433,101, collateralized by
  U.S. Treasury securities held in
  a joint tri-party repurchase
  account (cost $1,432,874)                1.90%   07/01/02   1,432,874     1,432,874

-------------------------------------------------------------------------------------
TOTAL INVESTMENTS 107.89%                                                  10,521,192
-------------------------------------------------------------------------------------
  (cost $10,285,540)
Other assets and liabilities, net (7.89)%                                    (769,535)
                                                                           ----------

NET ASSETS 100%                                                            $9,751,657
                                                                           ==========

   See notes to portfolios of investments and notes to financial statements.

TAX FREE FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         JUNE 30, 2002
--------------------------------------------------------------------------------

                                         COUPON   MATURITY   PRINCIPAL
MUNICIPAL BONDS 93.40%                    RATE      DATE       AMOUNT        VALUE
ARIZONA 1.55%
-------------------------------------------------------------------------------------
Salt River Project Arizona Agricultural
  Improvement & Power District Electric
  System Revenue                          6.00%   01/01/07   $ 300,000    $   335,463

CALIFORNIA 1.37%
-------------------------------------------------------------------------------------
California State, GO Unlimited           5.125%   06/01/23     300,000        297,897

COLORADO 1.88%
-------------------------------------------------------------------------------------
Denver, Colorado City & County School
  District #1, GO Unlimited               5.00%   12/01/23     410,000        407,335

DISTRICT OF COLUMBIA 0.47%
-------------------------------------------------------------------------------------
District of Columbia, Series A,
  GO Unlimited                            5.00%   06/01/17     100,000        101,043

FLORIDA 6.08%
-------------------------------------------------------------------------------------
Florida Board of Education Capital
  Outlay, GO Unlimited Tax, Refunding,
  Series A                               6.625%   06/01/07     700,000        766,703
Miami-Dade County School District,
  GO Unlimited                           5.375%   08/01/11     500,000        552,870
                                                                          -----------
                                                                            1,319,573
GEORGIA 1.01%
-------------------------------------------------------------------------------------
Georgia Municipal Electric Authority
  Power Revenue                           5.30%   01/01/07     200,000        218,414

HAWAII 2.63%
-------------------------------------------------------------------------------------
Hawaii State, Refunding, Series CO        6.00%   03/01/11     500,000        571,150

ILLINOIS 7.09%
-------------------------------------------------------------------------------------
Du Page County, Refunding                 5.60%   01/01/21     490,000        528,921
Illinois Development Financing
  Authority Hospital Revenue, Adventist
  Health Systems                          5.65%   11/15/24     435,000        422,572
Illinois Development Financing
  Authority Revenue Presbyterian Home
  Lake Project, Series B                  6.25%   09/01/17     250,000        264,647
Illinois Regional Transportation
  Authority Revenue, Series A             7.20%   11/01/20     250,000        322,260
                                                                          -----------
                                                                            1,538,400
INDIANA 1.91%
-------------------------------------------------------------------------------------
Indiana University, Revenue, Series L     5.00%   08/01/14     400,000        414,800

   See notes to portfolios of investments and notes to financial statements.

TAX FREE FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         JUNE 30, 2002
--------------------------------------------------------------------------------

                                         COUPON   MATURITY   PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE       AMOUNT        VALUE
IOWA 2.41%
-------------------------------------------------------------------------------------
Polk County Revenue Catholic Health
  Initiatives, Series A                  5.125%   12/01/11   $ 500,000    $   523,170

KANSAS 4.23%
-------------------------------------------------------------------------------------
Kansas State Development Finance
  Authority Hospital Revenue, Series Z    5.00%   12/15/12     500,000        522,355
Seward County School District, GO         7.40%   09/01/03     370,000        394,446
                                                                          -----------
                                                                              916,801
KENTUCKY 1.89%
-------------------------------------------------------------------------------------
Louisville & Jefferson County
  Regulation Airport Authority,
  Series B                                5.00%   07/01/14     400,000        410,588

MARYLAND 1.43%
-------------------------------------------------------------------------------------
Maryland State Health & Higher
  Educational Facilities Authority
  Revenue                                 5.75%   07/01/21     300,000        309,675

MASSACHUSETTS 2.18%
-------------------------------------------------------------------------------------
Massachusetts State Authority Revenue,
  Series A                                5.00%   07/01/27     500,000        473,425

MICHIGAN 5.57%
-------------------------------------------------------------------------------------
Belding Area Schools, Refunding           5.00%   05/01/18     390,000        394,399
Detroit, Michigan Local Development
  Financing Authority, Refunding,
  Series A                               5.375%   05/01/18     300,000        294,672
Michigan State Hospital Finance
  Authority Revenue                       4.90%   05/15/13     500,000        519,975
                                                                          -----------
                                                                            1,209,046
MINNESOTA 1.92%
-------------------------------------------------------------------------------------
Hennepin County, Series B, GO Unlimited   5.00%   12/01/15     400,000        416,492

MISSISSIPPI 1.87%
-------------------------------------------------------------------------------------
Vicksburg Leased Housing Corp. Housing
  Revenue, Refunding, Series A           6.125%   02/15/22     400,000        404,780

MISSOURI 1.97%
-------------------------------------------------------------------------------------
St. Louis Airport Development Program,
  Series A                                5.00%   07/01/11     400,000        427,284

   See notes to portfolios of investments and notes to financial statements.

TAX FREE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                          JUNE 30, 2002
--------------------------------------------------------------------------------

                                         COUPON   MATURITY   PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE       AMOUNT        VALUE
NEW JERSEY 5.58%
-------------------------------------------------------------------------------------
Essex County                             4.625%   06/01/14   $ 400,000    $   409,476
New Jersey Health Care Facilities
  Financing Authority Revenue            4.375%   07/01/10     460,000        467,659
New Jersey State Transportation
  Authority, Series A                     5.00%   06/15/13     315,000        332,571
                                                                          -----------
                                                                            1,209,706
NEW MEXICO 0.95%
-------------------------------------------------------------------------------------
New Mexico State Highway Commission
  Revenue                                 3.75%   06/15/06     200,000        206,450

NEW YORK 4.77%
-------------------------------------------------------------------------------------
Albany, New York Parking Authority
  Revenue                                 5.00%   07/15/09     300,000        311,328
New York, GO Unlimited, Series H          5.25%   03/15/14     450,000        465,611
New York, GO Unlimited, Series J          5.00%   05/15/12     250,000        258,730
                                                                          -----------
                                                                            1,035,669
NORTH CAROLINA 2.51%
-------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power
  Agency Revenue, Refunding, Series A     5.60%   01/01/10     500,000        543,815


OHIO 3.83%
-------------------------------------------------------------------------------------
Ohio State, Mental Health Facilities
  Revenue                                 5.50%   06/01/15     300,000        325,104
Olentangy Local School District,
  GO Limited Tax, Series A                6.25%   12/01/15     240,000        268,646
South Euclid Special Assessment,
  GO Limited Tax                          6.70%   12/01/14     200,000        237,636
                                                                          -----------
                                                                              831,386
PENNSYLVANIA 2.47%
-------------------------------------------------------------------------------------
Chester County Health & Educational
  Facilities Authority Revenue            5.00%   05/15/08     250,000        268,585
Philadelphia Hospital & Higher
  Educational Facilities Authority
  Revenue                                 4.95%   06/15/06     265,000        268,405
                                                                          -----------
                                                                              536,990
PUERTO RICO 4.52%
-------------------------------------------------------------------------------------
Puerto Rico Commonwealth Public
  Improvement, GO Unlimited               5.50%   07/01/17     610,000        680,193
Puerto Rico Electic Power Authority
  Revenue, Series II                     5.125%   07/01/26     300,000        301,254
                                                                          -----------
                                                                              981,447

   See notes to portfolios of investments and notes to financial statements.

TAX FREE FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         JUNE 30, 2002
--------------------------------------------------------------------------------

                                         COUPON   MATURITY   PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE       AMOUNT        VALUE
RHODE ISLAND 2.65%
-------------------------------------------------------------------------------------
North Providence, GO Unlimited Tax,
  Series A                                6.05%   07/01/13   $ 500,000    $   576,085

SOUTH CAROLINA 3.11%
-------------------------------------------------------------------------------------
Charleston County Refunding and Capital
  Improvement                             5.25%   05/01/12     400,000        429,092
South Carolina Jobs Economic
  Development Authority Revenue           5.00%   11/01/23     250,000        244,850
                                                                          -----------
                                                                              673,942
TEXAS 10.07%
-------------------------------------------------------------------------------------
Austin, Texas, GO                         5.00%   09/01/16     565,000        574,848
Austin, Texas, Utility System Revenue    5.375%   11/15/05     300,000        312,999
Bexar County, GO Limited Tax              5.00%   06/15/18     500,000        503,450
Clear Lake City Water Authority, GO
  Unlimited                               5.00%   03/01/18     500,000        503,755
San Antonio, Texas Water Revenue          5.00%   05/15/25     300,000        290,076
                                                                          -----------
                                                                            2,185,128
UTAH 1.49%
-------------------------------------------------------------------------------------
Weber County School District, Series A    5.15%   06/15/08     300,000        322,503

VIRGINIA 2.77%
-------------------------------------------------------------------------------------
State Housing Development Authority
  Multifamily Revenue, Series E           5.90%   11/01/17     425,000        436,560
Virginia State Resources Authority
  Clean Water Revenue                     4.75%   10/01/10     155,000        165,250
                                                                          -----------
                                                                              601,810

WASHINGTON 1.22%
-------------------------------------------------------------------------------------
King & Snohomish Counties' School
  District, Series C                      5.00%   06/15/10     250,000        265,378

-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                                      20,265,645
-------------------------------------------------------------------------------------
  (cost $19,534,743)

   See notes to portfolios of investments and notes to financial statements.

TAX FREE FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         JUNE 30, 2002
--------------------------------------------------------------------------------

                                         COUPON   MATURITY    PRINCIPAL
REPURCHASE AGREEMENT 6.30%                RATE      DATE        AMOUNT       VALUE
Joint Tri-Party Repurchase
  Agreement, Credit Suisse First
  Boston, 06/28/02, 1.90%, due
  07/01/02, repurchase price
  $1,368,583, collateralized by
  U.S. Treasury securities held in
  a joint tri-party repurchase
  account (cost $1,368,366)               1.90%   07/01/02   $1,368,366   $ 1,368,366

-------------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.70%                                                   21,634,011
-------------------------------------------------------------------------------------
  (cost $20,903,109)
Other assets and liabilities, net 0.30%                                        64,067
                                                                          -----------

NET ASSETS 100%                                                           $21,698,078
                                                                          ===========

   See notes to portfolios of investments and notes to financial statements.

ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         JUNE 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS 91.10%                            SHARES             VALUE
AEROSPACE/DEFENSE 3.69%
---------------------------------------------------------------------------------------
Alliant Techsystems, Inc.                                     1,700       $   108,460*
Lockheed Martin Corp.                                         3,100           215,450
Northrop Grumman Corp.                                          900           112,500
The Boeing Co.                                                3,200           144,000
United Technologies Corp.                                     2,700           183,330
                                                                          -----------
                                                                             763,740
BANKS 5.41%
---------------------------------------------------------------------------------------
Bank of America Corp.                                         5,200           365,872
Fifth Third Bancorp                                           3,600           239,940
Mellon Financial Corp.                                        4,400           138,292
The Bank of New York Co., Inc.                                5,500           185,625
Wells Fargo & Co.                                             3,800           190,228
                                                                          -----------
                                                                            1,119,957
BEVERAGES 3.43%
---------------------------------------------------------------------------------------
Anheuser-Busch Companies, Inc.                                4,600           230,000
PepsiCo, Inc.                                                 8,700           419,340
The Pepsi Bottling Group, Inc.                                2,000            61,600
                                                                          -----------
                                                                              710,940
CHEMICALS & ALLIED PRODUCTS 0.57%
---------------------------------------------------------------------------------------
Dow Chemical Co.                                              2,000            68,760
Sigma-Aldrich Corp.                                           1,000            50,150
                                                                          -----------
                                                                              118,910
COMPUTER & OFFICE EQUIPMENT 4.34%
---------------------------------------------------------------------------------------
Cisco Systems, Inc.                                          24,300           338,985*
Dell Computer Corp.                                           8,140           212,780*
IBM Corp.                                                     4,820           347,040
                                                                          -----------
                                                                              898,805
COMPUTER SERVICES 0.91%
---------------------------------------------------------------------------------------
Affiliated Computer Services, Inc.                            2,400           113,952*
Electronic Data Systems Corp.                                 2,000            74,300
                                                                          -----------
                                                                              188,252
CONSTRUCTION 0.24%
---------------------------------------------------------------------------------------
Lennar Corp.                                                    800            48,960

   See notes to portfolios of investments and notes to financial statements.

ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         JUNE 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                                   SHARES             VALUE
DATA PROCESSING & SOFTWARE 3.79%
---------------------------------------------------------------------------------------
Microsoft Corp.                                              13,100       $   716,570*
Oracle Corp.                                                  5,372            50,873*
PeopleSoft, Inc.                                              1,230            18,302*
                                                                          -----------
                                                                              785,745
ELECTRONICS & COMPONENTS 2.76%
---------------------------------------------------------------------------------------
Applied Materials, Inc.                                       8,000           152,160*
Intel Corp.                                                  18,760           342,745
Micron Technology, Inc.                                       1,400            28,308*
Novellus Systems, Inc.                                        1,400            47,600*
                                                                          -----------
                                                                              570,813
ENTERTAINMENT 3.08%
---------------------------------------------------------------------------------------
AOL Time Warner, Inc.                                        10,200           150,042
Viacom, Inc., Class B                                        11,000           488,070*
                                                                          -----------
                                                                              638,112
FINANCIAL SERVICES 12.55%
---------------------------------------------------------------------------------------
Capital One Financial Corp.                                   1,700           103,785
Citigroup, Inc.                                              19,400           751,750
Fannie Mae                                                    9,600           708,000
Federated Investors, Inc., Class B                           13,950           482,251
First Data Corp.                                              5,000           186,000
Household International, Inc.                                 2,700           134,190
J.P. Morgan Chase & Co.                                       3,200           108,544
Lehman Brothers Holdings, Inc.                                2,000           125,040
                                                                          -----------
                                                                            2,599,560
GROCERY STORES 0.58%
---------------------------------------------------------------------------------------
The Kroger Co.                                                6,000           119,400*

HEALTHCARE & EQUIPMENT 8.14%
---------------------------------------------------------------------------------------
Baxter International, Inc.                                    7,400           328,930
Cardinal Health, Inc.                                         2,800           171,948
HCA Inc.                                                      2,500           118,750
Johnson & Johnson                                            14,500           757,770
Medtronic, Inc.                                               2,800           119,980
Tenet Healthcare Corp.                                        1,400           100,170*
WellPoint Health Networks, Inc.                               1,150            89,481*
                                                                          -----------
                                                                            1,687,029

   See notes to portfolios of investments and notes to financial statements.

ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         JUNE 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                                   SHARES             VALUE
HOTELS 0.49%
---------------------------------------------------------------------------------------
Hilton Hotels Corp.                                           7,300       $   101,470

HOUSEHOLD APPLIANCES 2.50%
---------------------------------------------------------------------------------------
General Electric Co.                                         17,800           517,090

INSURANCE 2.46%
---------------------------------------------------------------------------------------
American International Group                                  5,200           354,796
Marsh & McLennan Companies, Inc.                              1,600           154,560
                                                                          -----------
                                                                              509,356
INVESTMENT TRUSTS 4.76%
---------------------------------------------------------------------------------------
ARC Energy Trust                                             45,000           378,296
Consumer Staples Select Sector SPDR Fund                      6,600           146,850
Industrial Select Sector SPDR Fund                           12,200           290,970
Technology Select Sector SPDR Fund                           10,800           170,856
                                                                          -----------
                                                                              986,972
MANUFACTURING 0.66%
---------------------------------------------------------------------------------------
ARGO Corp.                                                    7,000           136,500*

METAL & MINERAL MINING 1.99%
---------------------------------------------------------------------------------------
Falconbridge Ltd.                                             3,500            45,851*
Inco Ltd.                                                     5,500           124,520*
Wheaton River Minerals Ltd., Special Warrants (RS)          250,000           241,928*
                                                                          -----------
                                                                              412,299
OIL & GAS EXTRACTION 1.91%
---------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                      2,000            98,600
Canadian Natural Resources Ltd.                               3,500           118,706
ENSCO International, Inc.                                     2,000            54,520
Transocean, Inc.                                              4,000           124,600
                                                                          -----------
                                                                              396,426
OIL & GAS FIELD SERVICES 0.62%
---------------------------------------------------------------------------------------
Weatherford International Ltd.                                3,000           129,600*

PAPER PRODUCTS 0.21%
---------------------------------------------------------------------------------------
International Paper Co.                                       1,000            43,580

   See notes to portfolios of investments and notes to financial statements.

ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         JUNE 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                                   SHARES             VALUE
PETROLEUM PRODUCTION & REFINING 2.48%
---------------------------------------------------------------------------------------
ChevronTexaco Corp.                                           2,700       $   238,950
Exxon Mobil Corp.                                             5,000           204,600
Suncor Energy, Inc.                                           4,000            70,044
                                                                          -----------
                                                                              513,594
PHARMACEUTICALS 5.44%
---------------------------------------------------------------------------------------
Amgen, Inc.                                                   5,100           213,588*
Pfizer, Inc.                                                 19,975           699,125
Wyeth                                                         4,200           215,040
                                                                          -----------
                                                                            1,127,753
RESTAURANTS 0.29%
---------------------------------------------------------------------------------------
Wendy's International, Inc.                                   1,500            59,745

RETAIL 8.43%
---------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.                                       2,500            94,350*
Home Depot, Inc.                                             12,600           462,798
The TJX Companies, Inc.                                       5,400           105,894
Tiffany & Co.                                                   900            31,680
Wal-Mart Stores, Inc.                                        19,100         1,050,691
                                                                          -----------
                                                                            1,745,413
SHIPPING 0.61%
---------------------------------------------------------------------------------------
Union Pacific Corp.                                           2,000           126,560

TELECOMMUNICATIONS 4.45%
---------------------------------------------------------------------------------------
BellSouth Corp.                                               5,800           182,700
Liberty Media Corp., Class A                                  6,248            62,480*
SBC Communications, Inc.                                      5,800           176,900
Stream Communications Network, Inc.                         190,000           250,156*
Verizon Communications, Inc.                                  6,200           248,930
                                                                          -----------
                                                                              921,166
TOBACCO 2.13%
---------------------------------------------------------------------------------------
Philip Morris Companies, Inc.                                10,100           441,168

UTILITIES 1.94%
---------------------------------------------------------------------------------------
Duke Energy Corp.                                             8,500           264,350
Southern Co.                                                  5,000           137,000
                                                                          -----------
                                                                              401,350

   See notes to portfolios of investments and notes to financial statements.

ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         JUNE 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                                   SHARES             VALUE
WHOLESALE & DISTRIBUTION 0.24%
---------------------------------------------------------------------------------------
SYSCO Corp.                                                   1,800       $    48,996

---------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                           18,869,261
---------------------------------------------------------------------------------------
  (cost $18,985,319)


                                                          PRINCIPAL
CONVERTIBLE DEBENTURE 7.31%                                AMOUNT


METAL & MINERAL MINING 7.31%
---------------------------------------------------------------------------------------
International Pursuit Corp. (RS)                           $250,000         1,513,385*
  (cost $250,000)

---------------------------------------------------------------------------------------
TOTAL SECURITIES                                                          $20,382,646
---------------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.78%

Joint Tri-Party Repurchase
  Agreement, Credit Suisse First
  Boston, 06/28/02, 1.90%, due
  07/01/02, repurchase price
  $162,323, collateralized by U.S.
  Treasury securities held in a
  joint tri-party repurchase
  account (cost $162,297)                                   162,297           162,297

---------------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.19%                                                   20,544,943
---------------------------------------------------------------------------------------
  (cost $19,397,616)
Other assets and liabilities, net 0.81%                                       168,439
                                                                          -----------

NET ASSETS 100%                                                           $20,713,382
                                                                          ===========

   See notes to portfolios of investments and notes to financial statements.

CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         JUNE 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS 90.39%                               SHARES             VALUE
AIRLINES 0.20%
------------------------------------------------------------------------------------------
Cathay Pacific Airways                                          15,295       $    23,433

APPAREL 7.91%
------------------------------------------------------------------------------------------
Li & Fung Ltd.                                                 610,000           829,001
Yue Yuen Industrial Holdings Ltd.                               40,200           120,862
                                                                             -----------
                                                                                 949,863
BANKING & FINANCIAL SERVICES 13.01%
------------------------------------------------------------------------------------------
Hang Seng Bank Ltd.                                             18,142           193,637
HSBC Holdings plc                                               92,000         1,058,624
Kookmin Bank, Sponsored ADR                                      3,700           181,855*
SE Global Equities Corp.                                       250,000           127,500*
                                                                             -----------
                                                                               1,561,616
CHEMICALS & ALLIED PRODUCTS 6.26%
------------------------------------------------------------------------------------------
Sinopec Shanghai Petrochemical Co., Ltd., H shares           1,452,000           215,945*
Sinopec Yizheng Chemical Fibre Co., Ltd., H shares           1,444,000           224,012
Sinopec Zhenhai Refining and Chemical Co., Ltd.,
  H shares                                                   1,340,000           310,959
                                                                             -----------
                                                                                 750,916
CLOSED END FUNDS 6.51%
------------------------------------------------------------------------------------------
iShares MSCI Malaysia Index Fund                                20,000           114,400
iShares MSCI Singapore (Free) Index Fund                        38,000           200,260
iShares MSCI South Korea Index Fund                              9,000           197,010
iShares MSCI Taiwan Index Fund                                  26,000           269,620
                                                                             -----------
                                                                                 781,290

COMPUTER & OFFICE EQUIPMENT 0.80%
------------------------------------------------------------------------------------------
Acer, Inc., GDR, 144A                                           10,387            52,454
GVC Corp., GDR, 144A                                                61               165*
Legend Holdings Ltd.                                           120,000            43,847
                                                                             -----------
                                                                                  96,466
CONGLOMERATES 6.58%
------------------------------------------------------------------------------------------
Citic Pacific Ltd.                                             109,614           236,099
Hutchison Whampoa Ltd.                                          36,470           272,365
Shanghai Industrial Holdings Ltd.                              145,005           280,724
                                                                             -----------
                                                                                 789,188
EDUCATION 2.24%
------------------------------------------------------------------------------------------
Capital Alliance Group, Inc.                                 1,200,000           268,589*+

   See notes to portfolios of investments and notes to financial statements.

CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         JUNE 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                                      SHARES             VALUE
ELECTRIC GENERATION 0.37%
------------------------------------------------------------------------------------------
CLP Holdings Ltd.                                               11,287       $    44,860

ELECTRONIC EQUIPMENT 7.14%
------------------------------------------------------------------------------------------
ASM Pacific Technology Ltd.                                    186,000           408,975
Digital China Holdings Ltd.                                     12,000             5,615*
Hanny Holdings Ltd., 144A                                      540,000             5,815
Samsung Electronics, GDR Non-Voting Shares, 144A                 3,380           230,685
Taiwan Semiconductor Manufacturing Co., Ltd.,
  Sponsored ADR                                                 12,584           163,592*
TCL International Holdings Ltd.                                150,000            41,828
Yageo Corp.                                                          1                 2*
                                                                             -----------
                                                                                 856,512
HOTELS 0.90%
------------------------------------------------------------------------------------------
Shangri-La Asia Ltd.                                           130,020           107,520

INTERNET 1.05%
------------------------------------------------------------------------------------------
Asia Broadband, Inc.                                         1,500,000           126,000*+

MINING SERVICES 2.86%
------------------------------------------------------------------------------------------
Ivanhoe Mines Ltd.                                              50,000           100,392*
Jiangxi Copper Co., Ltd.                                     1,000,000           133,338*
Yanzhou Coal Mining Co., Ltd., H shares                        300,000           109,619
                                                                             -----------
                                                                                 343,349
OFFICE SUPPLIES 0.00%
------------------------------------------------------------------------------------------
China First Pencil Co., Ltd., B shares                               1                 1*
Hero (Group) Co., Ltd., B shares                                     1                 1*
                                                                             -----------
                                                                                       2
OIL & GAS EXTRACTION 1.27%
------------------------------------------------------------------------------------------
CNOOC Ltd., ADR                                                  5,700           152,817

PHARMACEUTICALS 2.38%
------------------------------------------------------------------------------------------
Dragon Pharmaceuticals, Inc.                                   200,000           286,000*
Dragon Pharmaceuticals, Inc., Warrants (October 2002)          100,000                 0*
                                                                             -----------
                                                                                 286,000
PUBLISHING 0.65%
------------------------------------------------------------------------------------------
Lingo Media, Inc.                                            1,056,800            78,614*+

   See notes to portfolios of investments and notes to financial statements.

CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         JUNE 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                                      SHARES             VALUE
REAL ESTATE DEVELOPERS 7.01%
------------------------------------------------------------------------------------------
Cheung Kong Holdings Ltd.                                       59,386       $   494,899
China Vanke Co., Ltd., B shares                                 40,319            43,939
Sun Hung Kai Properties Ltd.                                    39,852           302,732
                                                                             -----------
                                                                                 841,570
RETAIL 3.82%
------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                            70,000           134,620
Giordano International Ltd.                                    406,000           249,854
Glorious Sun Enterprises Ltd.                                  360,000            73,848
Shanghai Friendship Group, Inc., Co., B shares                       1                 1*
                                                                             -----------
                                                                                 458,323
SHIPPING & CONTAINERS 8.37%
------------------------------------------------------------------------------------------
China International Marine Containers (Group) Co., Ltd.,
  B shares                                                     613,088           723,939
Cosco Pacific Ltd.                                             350,000           280,458
                                                                             -----------
                                                                               1,004,397
TELECOMMUNICATIONS 5.09%
------------------------------------------------------------------------------------------
China Mobile (Hong Kong) Ltd., ADR                               6,000            87,720*
China Unicom Ltd.                                              102,000            78,464*
Pacific Century CyberWorks Ltd.                                296,546            69,957*
Pacific Century Regional Development Ltd.                      250,000            60,863*
Shanghai Posts & Telecommunications Equipment Co., Ltd.,
  B shares                                                     225,976           214,903
SK Telecom Company Ltd., ADR                                     4,000            99,160
                                                                             -----------
                                                                                 611,067
UTILITIES 5.97%
------------------------------------------------------------------------------------------
Hong Kong & China Gas Co., Ltd.                                343,693           458,272
Huaneng Power International, Inc., ADR                           8,000           257,760
                                                                             -----------
                                                                                 716,032

------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                              10,848,424
------------------------------------------------------------------------------------------
  (cost $12,222,315)

   See notes to portfolios of investments and notes to financial statements.

CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         JUNE 30, 2002
--------------------------------------------------------------------------------

                                                             PRINCIPAL
REPURCHASE AGREEMENT 4.62%                                     AMOUNT           VALUE
Joint Tri-Party Repurchase
  Agreement, Credit Suisse First
  Boston, 06/28/02, 1.90%, due
  07/01/02, repurchase price
  $555,056, collateralized by U.S.
  Treasury securities held in a
  joint tri-party repurchase
  account (cost $554,968)                                   $  554,968       $   554,968

------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 95.01%                                                      11,403,392
------------------------------------------------------------------------------------------
  (cost $12,777,283)
Other assets and liabilities, net 4.99%                                          599,158
                                                                             -----------

NET ASSETS 100%                                                              $12,002,550
                                                                             ===========

   See notes to portfolios of investments and notes to financial statements.

GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         JUNE 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS 86.00%                              SHARES             VALUE
CHEMICALS & ALLIED PRODUCTS 7.81%
-----------------------------------------------------------------------------------------
Acetex Corp.                                                   50,000       $   197,492*
Dow Chemical Co.                                                6,000           206,280
E.I. du Pont de Nemours and Co.                                12,000           532,800
Methanex Corp.                                                 14,000           115,480*
Sigma-Aldrich Corp.                                             1,000            50,150
Sinopec Yizheng Chemical Fibre Co., Ltd., H shares            400,000            62,053
                                                                            -----------
                                                                              1,164,255
FORESTRY 1.54%
-----------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                3,600           229,860

GOLD & SILVER MINING 18.04%
-----------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.                                        10,000           145,700
Ashanti Goldfields Co. Ltd., Warrants (April 2004)             40,000            76,400*
Ashanti Goldfields Co. Ltd., Warrants (April 2005)             40,000            76,400*
Ashanti Goldfields Co. Ltd., Warrants (October 2004)           40,000            76,400*
Banro Corp.                                                    50,000           232,053*
Corriente Resources, Inc.                                      52,000            33,890*
ECU Silver Mining, Inc.                                       100,000             7,241*
Freeport-McMoRan Copper & Gold, Inc., Class B                  14,500           258,825*
Goldcorp, Inc.                                                 10,000           236,970
Harmony Gold Mining Co., Ltd.                                  15,000           202,950
International Annax Ventures, Inc.                            100,000            30,940*
Newmont Mining Corp., Warrants (November 2003)                  5,000            85,580*
Northgate Exploration Ltd.                                    180,000           188,407*
Northgate Exploration Ltd., Warrants (December 2006)          745,000           250,123*
Placer Dome, Inc.                                               5,000            56,050
Randgold Resources Ltd., 144A, ADR                              5,000            70,000*
Rio Narcea Gold Mines Ltd.                                    100,000           102,037*
St. Andrew Goldfields Ltd.                                    500,000            85,580*
TVX Gold, Inc.                                                 80,000           113,229*
Wheaton River Minerals Ltd.                                    20,000            19,354*
Wheaton River Minerals Ltd., Special Warrants (RS)            200,000           193,542*
X-Cal Resources Ltd.                                          100,000            41,473*
X-Cal Resources Ltd., Units (RS)                              200,000           104,671*
                                                                            -----------
                                                                              2,687,815
INVESTMENT TRUSTS 6.71%
-----------------------------------------------------------------------------------------
ARC Energy Trust                                               61,000           512,801
Pengrowth Energy Trust                                         30,000           297,225
Superior Propane Income Fund                                   15,000           190,185
                                                                            -----------
                                                                              1,000,211

   See notes to portfolios of investments and notes to financial statements.

GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         JUNE 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                                     SHARES             VALUE
METAL & MINERAL MINING 19.47%
-----------------------------------------------------------------------------------------
Alcan, Inc.                                                     7,000       $   262,640
Alcoa, Inc.                                                     3,492           115,760
Altius Minerals Corp., Units (RS)                             100,000           126,724*
Anglo American plc, ADR                                         2,676            43,753
Anooraq Resources Corp.                                       300,000           161,943*
Atacama Minerals Corp. (RS)                                   111,000            53,343*
Atacama Minerals Corp., Warrants (May 2003) (RS)               55,000                 0*
Breakwater Resources Ltd.                                   1,000,000           108,621*
Diamondex Resources Ltd.                                        2,500             1,728*
Falconbridge Ltd.                                              10,000           131,003
Farallon Resources Ltd. (RS)                                  100,000            44,107*
Farallon Resources Ltd., Warrants (April 2004) (RS)           100,000            17,774*
FNX Mining Co., Inc.                                           50,000           166,222*
Impala Platinum Holdings Ltd.                                   2,000           110,280
Inco Ltd.                                                       6,000           135,840*
Ivanhoe Mines Ltd.                                            200,000           401,567*
Jiangxi Copper Co., Ltd.                                    1,500,000           200,006
LionOre Mining International Ltd.                              67,300           200,254*
Navigator Exploration Corp.                                   100,000            26,991*
Nevsun Resources Ltd. (RS)                                    100,000            96,113*
North American Tungsten Corp., Ltd.                           100,000            19,749*
Osmium Holdings S.A. (RS)                                         104            20,800
Phelps Dodge Corp.                                              2,000            82,400
South Atlantic Ventures Ltd.                                   33,333            29,623*
Southwestern Resources Corp.                                   22,650            45,179*
WMC Ltd.                                                       40,000           204,689
Yanzhou Coal Mining Co., Ltd., H shares                       150,000            54,809
Zimasco Consolidated Enterprises Ltd. (RS)                     40,000            40,000*
                                                                            -----------
                                                                              2,901,918
OIL & GAS EXTRACTION 13.55%
-----------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                        2,000            98,600
Apache Corp.                                                    3,100           178,188
BlackRock Ventures, Inc.                                       70,000           110,595*
Bonavista Petroleum Ltd.                                       10,000           197,492*
Canadian Natural Resources Ltd.                                 4,000           135,664
CNOOC Ltd.                                                    150,000           200,968
Denison Energy, Inc.                                           47,500           106,316*
ENSCO International, Inc.                                       4,000           109,040
Kerr-McGee Corp.                                                1,500            80,325
Nabors Industries, Inc.                                         6,200           218,860*
PEYTO Exploration & Development Corp.                          15,000            68,133*
Soho Resources Corp.                                        1,000,000            52,665*+
Thunder Energy, Inc.                                           23,600            57,483*
Transocean, Inc.                                                7,000           218,050

   See notes to portfolios of investments and notes to financial statements.

GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         JUNE 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                                     SHARES             VALUE
OIL & GAS EXTRACTION (CONT'D)
-----------------------------------------------------------------------------------------
Ultra Petroleum Corp.                                          25,000       $   186,630*
                                                                            -----------
                                                                              2,019,009

OIL & GAS FIELD SERVICES 4.26%
-----------------------------------------------------------------------------------------
Key Energy Services, Inc.                                      46,000           483,000*
Weatherford International Ltd.                                  3,500           151,200*
                                                                            -----------
                                                                                634,200
PAPER PRODUCTS 3.63%
-----------------------------------------------------------------------------------------
Bowater, Inc.                                                   6,000           326,220
International Paper Co.                                         2,500           108,950
Sappi Ltd., Sponsored ADR                                       7,500           105,150
                                                                            -----------
                                                                                540,320
PETROLEUM PRODUCTION & REFINING 7.33%
-----------------------------------------------------------------------------------------
BP plc, ADR                                                     1,640            82,804
ChevronTexaco Corp.                                             4,200           371,700
Exxon Mobil Corp.                                               2,000            81,840
Occidental Petroleum Corp.                                      1,000            29,990
Suncor Energy, Inc.                                            30,000           525,328
                                                                            -----------
                                                                              1,091,662
TRANSPORTATION 0.76%
-----------------------------------------------------------------------------------------
CHC Helicopter Corp., Class A                                   5,000           113,558*

UTILITIES 2.90%
-----------------------------------------------------------------------------------------
Duke Energy Corp.                                               3,200            99,520
The AES Corp.                                                   2,600            14,092*
TransCanada PipeLines Ltd.                                     21,000           317,961
                                                                            -----------
                                                                                431,573

-----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                             12,814,381
-----------------------------------------------------------------------------------------
  (cost $11,338,938)

    See notes to portfolios of investments and notes to financial statements.

GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         JUNE 30, 2002
--------------------------------------------------------------------------------

PURCHASED OPTIONS 0.30%                                     CONTRACTS             VALUE
GOLD & SILVER MINING 0.30%
-----------------------------------------------------------------------------------------
Newmont Mining Corp., Strike Price 30, Call, Expiration
  Jan. 2004 (premium $28,056)                                      50       $    25,000
Placer Dome, Inc., Strike Price 15, Call, Expiration
  Jan. 2004 (premium $25,783)                                     100            19,000
                                                                            -----------
                                                                                 44,000

-----------------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                          44,000
-----------------------------------------------------------------------------------------
  (cost $53,839)


RIGHTS 0.00%                                                   SHARES

CHEMICALS & ALLIED PRODUCTS 0.00%
-----------------------------------------------------------------------------------------
IMC Global, Inc., Rights (June 2009)                            3,800                 0*
  (cost $0)


                                                            PRINCIPAL
CONVERTIBLE DEBENTURE 10.16%                                  AMOUNT


METAL & MINERAL MINING 10.16%
-----------------------------------------------------------------------------------------
International Pursuit Corp. (RS)                            $ 250,000         1,513,385*
  (cost $250,000)

-----------------------------------------------------------------------------------------
TOTAL SECURITIES                                                            $14,371,766
-----------------------------------------------------------------------------------------

REPURCHASE AGREEMENT 1.73%

Joint Tri-Party Repurchase Agreement, Credit
  Suisse First Boston, 06/28/02, 1.90%, due
  07/01/02, repurchase price $258,252,
  collateralized by U.S. Treasury securities
  held in a joint tri-party repurchase
  account (cost $258,211)                                     258,211           258,211

-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS 98.19%                                                     14,629,977
-----------------------------------------------------------------------------------------
  (cost $11,900,988)
Other assets and liabilities, net 1.81%                                         269,745
                                                                            -----------

NET ASSETS 100%                                                             $14,899,722
                                                                            ===========

   See notes to portfolios of investments and notes to financial statements.

WORLD PRECIOUS MINERALS FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         JUNE 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS 80.25%                                SHARES            VALUE
CHEMICALS & ALLIED PRODUCTS 0.61%
------------------------------------------------------------------------------------------
Acetex Corp.                                                    150,000      $   592,476*

DIAMOND MINING & EXPLORATION 1.17%
------------------------------------------------------------------------------------------
Canabrava Diamond Corp.                                         300,000           45,423*
Diamond Fields International Ltd.                               200,000          111,912*
Diamonds North Resources Ltd., Special Warrants (RS)          1,000,000          329,153*
JML Resources Ltd.                                               73,400           12,080*
SouthernEra Resources Ltd.                                      150,000          640,861*
                                                                             -----------
                                                                               1,139,429
DIAMONDS & GOLD RETAIL 0.73%
------------------------------------------------------------------------------------------
Tiffany & Co.                                                    20,000          704,000

GOLD/MINERAL EXPLORATION & DEVELOPMENT 39.65%
------------------------------------------------------------------------------------------
American Gold Capital Corp.                                     232,500           78,059*
AMT International Mining Corp.                                1,000,000           11,191*
AngloGold Ltd., ADR                                              80,000        2,086,400
Anooraq Resources Corp.                                       1,400,000          755,736*+
Anooraq Resources Corp., Warrants (August 2002)                 350,000           27,649*
Anooraq Resources Corp., Warrants (December 2002)               150,000                0*
Banro Corp.                                                     106,500          494,273*
Bendigo Mining NL                                             1,000,000          166,070*
Brancote Holdings plc                                           250,000          752,845*
Chilean Gold Ltd. (RS)                                          500,000                0*
Continental Precious Minerals, Inc.                             200,000           23,041*
Corner Bay Silver, Inc.                                         300,000          957,836*
Durban Roodepoort Deep Ltd.                                     500,000        2,125,000*
Durban Roodepoort Deep Ltd., ADR                                200,000          850,000*
ECU Silver Mining, Inc.                                         900,000           65,172*
Emperor Mines Ltd.                                              500,000          244,883*
Farallon Resources Ltd.                                         100,000           44,075*
Farallon Resources Ltd. (RS)                                    900,000          396,990*
Farallon Resources Ltd., Warrants (April 2004) (RS)             900,000          159,968*
First Point Minerals Corp.                                      750,000          271,551*
First Point Minerals Corp., Units (RS)                          200,000           88,871*
First Quantum Minerals Ltd.                                     100,000          283,072*
FNX Mining Co., Inc.                                            200,000          664,889*
Francisco Gold Corp.                                            392,200        5,669,802*
Golden Star Resources Ltd.                                      228,000          410,400*
Great Basin Gold Ltd.                                           400,000          434,482*
Herald Resources Ltd.                                           100,000           36,029*
International Annax Ventures, Inc.                            1,420,500          439,508*+
International Pursuit Corp.                                   2,000,000          236,990*+
International Uranium Corp.                                     800,000          186,959*

   See notes to portfolios of investments and notes to financial statements.

WORLD PRECIOUS MINERALS FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         JUNE 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                                       SHARES            VALUE
GOLD/MINERAL EXPLORATION & DEVELOPMENT (CONT'D)
------------------------------------------------------------------------------------------
Ivanhoe Mines Ltd.                                            1,614,400      $ 3,241,447*
Kenor ASA                                                     1,070,000          602,701*
Miramar Mining Corp.                                          1,000,000        1,079,622*
Miranda Mining Corp.                                          2,150,000          509,529*
Moydow Mines International, Inc.                                285,000          125,704*
Navigator Exploration Corp.                                   1,054,500          284,615*+
Northgate Exploration Ltd.                                    5,250,000        5,495,211*+
Northgate Exploration Ltd., Warrants (December 2006)          1,591,666          534,380*
Orezone Resources, Inc.                                       1,016,000          300,978*
Pacific Rim Mining Corp.                                      2,550,000        1,560,778*
Radius Explorations Ltd.                                        450,000          151,081*
Randgold Resources Ltd., 144A, ADR                               20,000          280,000*
Repadre Capital Corp.                                           100,000          520,062*
Rio Narcea Gold Mines Ltd.                                      700,000          714,262*
Romarco Minerals, Inc.                                        2,173,500          429,249*+
Solitario Resources Corp.                                       238,000          109,674*
Spinifex Gold Ltd.                                            3,000,000          177,329*
St. Andrew Goldfields Ltd.                                      659,764          112,925*
Western Copper Holdings Ltd.                                    300,000          622,099*
Western Exploration & Development Ltd., 144A, Special
  Warrants (RS)                                                 600,000           30,000*
Wheaton River Minerals Ltd.                                   2,100,000        2,032,191*
Wheaton River Minerals Ltd., Warrants (May 2003)                800,000          379,184*
X-Cal Resources Ltd.                                            200,000           82,947*
X-Cal Resources Ltd., Units (RS)                              1,500,000          785,030*
Zimasco Consolidated Enterprises Ltd. (RS)                      350,000          350,000*
                                                                             -----------
                                                                              38,472,739
INTERMEDIATE & JUNIOR GOLD PRODUCERS 16.00%
------------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.                                         125,000        1,821,276
Goldcorp, Inc., Class A                                         270,000        2,760,344
Goldcorp, Inc., Class A Warrants (May 2009)                     120,000        1,421,941*
Goldcorp, Inc., Units                                            70,000        1,658,790
IAMGOLD Corp.                                                   900,000        3,465,982
Kinross Gold Corp.                                              200,000          447,648*
Meridian Gold, Inc.                                              95,000        1,544,716*
Ranger Minerals Ltd.                                          1,500,000          498,211
Resolute Mining Ltd.                                          1,000,000          484,137*
Resolute Mining Ltd., Warrants (June 2005)                      278,333           45,439*
TVX Gold, Inc.                                                  975,000        1,379,974*
                                                                             -----------
                                                                              15,528,458
METAL & MINERAL MINING 2.63%
------------------------------------------------------------------------------------------
Corriente Resources, Inc.                                       208,000          135,558*
Falconbridge Ltd.                                                25,000          327,507
Impala Platinum Holdings Ltd.                                     4,000          220,559

   See notes to portfolios of investments and notes to financial statements.

WORLD PRECIOUS MINERALS FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         JUNE 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                                       SHARES            VALUE
METAL & MINERAL MINING (CONT'D)
------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd., ADR                               10,000      $   551,400
Inco Ltd.                                                        16,000          362,240*
Jiangxi Copper Co., Ltd.                                      1,000,000          133,338
North American Tungsten Corp., Ltd.                             900,000          177,743*
Osmium Holdings S.A. (RS)                                           891          178,200
South Atlantic Ventures Ltd.                                    175,166          155,672*
Southwestern Resources Corp.                                    125,000          249,334*
Trend Mining Co.                                                100,000           57,500*
                                                                             -----------
                                                                               2,549,051
OIL & GAS EXTRACTION 1.03%
------------------------------------------------------------------------------------------
BlackRock Ventures, Inc.                                        320,000          505,579*
Denison Energy, Inc.                                            162,500          363,714*
Rockwell Ventures, Inc.                                       1,110,000          131,530*
                                                                             -----------
                                                                               1,000,823
SENIOR GOLD PRODUCERS 18.43%
------------------------------------------------------------------------------------------
Ashanti Goldfields Co. Ltd., GDR                                 80,000          392,800*
Ashanti Goldfields Co. Ltd., Warrants (April 2004)              146,667          280,134*
Ashanti Goldfields Co. Ltd., Warrants (April 2005)              146,666          280,132*
Ashanti Goldfields Co. Ltd., Warrants (October 2004)            146,667          280,134*
AurionGold Ltd.                                               1,500,000        3,318,590
Freeport-McMoRan Copper & Gold, Inc., Class B                   200,000        3,570,000*
Lihir Gold Ltd., Sponsored ADR                                   37,000          558,663*
Newcrest Mining Ltd.                                            100,000          426,716
Newmont Mining Corp.                                             80,000        2,106,400
Newmont Mining Corp., CDI                                       250,000          675,540
Newmont Mining Corp., Warrants (November 2003)                  184,300        3,154,472*
Newmont Mining Corp., Warrants (September 2003)                 100,000          658,306*
Placer Dome, Inc.                                               195,000        2,185,956
                                                                             -----------
                                                                              17,887,843

------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                              77,874,819
------------------------------------------------------------------------------------------
  (cost $73,567,562)


PURCHASED OPTIONS 1.37%                                       CONTRACTS

GOLD/MINERAL EXPLORATION & DEVELOPMENT 0.11%
------------------------------------------------------------------------------------------
AngloGold Ltd., ADR Strike Price 30, Call, Expiration
  Oct. 2002 (premium $161,500)                                      500           87,500
AngloGold Ltd., ADR Strike Price 40, Call, Expiration
  Oct. 2002 (premium $43,500)                                       500           20,000
                                                                             -----------
                                                                                 107,500

   See notes to portfolios of investments and notes to financial statements.

WORLD PRECIOUS MINERALS FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         JUNE 30, 2002
--------------------------------------------------------------------------------

PURCHASED OPTIONS                                             CONTRACTS            VALUE
METAL & MINERAL MINING 0.17%
------------------------------------------------------------------------------------------
Philadelphia Stock Exchange Gold & Silver Index, Strike
  Price 50, Call, Expiration Dec. 2002 (premium $102,500)         1,000      $   170,000

SENIOR GOLD PRODUCERS 1.09%
------------------------------------------------------------------------------------------
Barrick Gold Corp., Strike Price 20, Call, Expiration
  Jan. 2004 (premium $403,750)                                    1,250          425,000
Newmont Mining Corp., Strike Price 30, Call, Expiration
  Jan. 2004 (premium $99,709)                                       155           77,500
Newmont Mining Corp., Strike Price 20, Call, Expiration
  Jan. 2004 (premium $214,150)                                      300          283,500
Placer Dome, Inc., Strike Price 17.50, Call, Expiration
  Dec. 2002 (premium $180,855)                                    2,500           81,250
Placer Dome, Inc., Strike Price 15, Call, Expiration Jan.
  2004 (premium $279,765)                                         1,000          190,000
                                                                             -----------
                                                                               1,057,250

------------------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                        1,334,750
------------------------------------------------------------------------------------------
  (cost $1,485,729)

                                                               PRINCIPAL
CONVERTIBLE DEBENTURES 14.23%                                   AMOUNT


GOLD/MINERAL EXPLORATION & DEVELOPMENT 14.23%
------------------------------------------------------------------------------------------
International Pursuit Corp. (RS)                             $2,250,000       13,620,465*
St. Andrew Goldfields Ltd.                                      150,000          190,908*

------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE DEBENTURES                                                  13,811,373
------------------------------------------------------------------------------------------
  (cost $2,345,390)

------------------------------------------------------------------------------------------
TOTAL SECURITIES                                                             $93,020,942
------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT 3.83%

Joint Tri-Party Repurchase Agreement, Credit
  Suisse First Boston, 06/28/02, 1.90%, due
  07/01/02, repurchase price $3,714,437,
  collateralized by U.S. Treasury securities
  held in a joint tri-party repurchase
  account (cost $3,713,849)                                   3,713,849        3,713,849

------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.68%                                                      96,734,791
------------------------------------------------------------------------------------------
  (cost $81,112,530)
Other assets and liabilities, net 0.32%                                          309,486
                                                                             -----------

NET ASSETS 100%                                                              $97,044,277
                                                                            ===========

    See notes to portfolios of investments and notes to financial statements.

GOLD SHARES FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                          JUNE 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS 80.23%                              SHARES             VALUE
DIAMOND MINING & EXPLORATION 0.81%
-----------------------------------------------------------------------------------------
Namibian Minerals Corp., Warrants (March 2004)                386,363       $         0*
SouthernEra Resources Ltd.                                    100,000           427,241*
                                                                            -----------
                                                                                427,241
DIAMONDS & GOLD RETAIL 0.73%
-----------------------------------------------------------------------------------------
Tiffany & Co.                                                  11,000           387,200

GOLD MINING - AFRICA 22.53%
-----------------------------------------------------------------------------------------
AngloGold Ltd., ADR                                            65,000         1,695,200
Ashanti Goldfields Co. Ltd., GDR                               80,000           392,800*
Ashanti Goldfields Co. Ltd., Warrants (April 2004)            146,668           280,136*
Ashanti Goldfields Co. Ltd., Warrants (April 2005)            146,666           280,132*
Ashanti Goldfields Co. Ltd., Warrants (October 2004)          146,666           280,132*
Durban Roodepoort Deep Ltd.                                   300,000         1,275,000*
Durban Roodepoort Deep Ltd., ADR                              200,000           850,000*
Gold Fields Ltd., ADR                                         200,000         2,244,000
Harmony Gold Mining Co. Ltd.                                   25,000           338,250
Harmony Gold Mining Co. Ltd., ADR                             195,000         2,638,350
Harmony Gold Mining Co. Ltd., Warrants (June 2003)             77,000           690,691*
Kenor ASA                                                     480,000           270,601*
Randgold Resources Ltd., 144A, ADR                             25,000           350,000*
Western Areas Ltd.                                             35,900           121,167*
Western Areas Ltd., ADR                                        63,000           212,625*
                                                                            -----------
                                                                             11,919,084
GOLD MINING - AUSTRALIA 3.94%
-----------------------------------------------------------------------------------------
AurionGold Ltd.                                               750,000         1,659,295
Newcrest Mining Ltd.                                          100,000           426,716
                                                                            -----------
                                                                              2,086,011
GOLD MINING - NORTH AMERICA 50.10%
-----------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.                                        90,000         1,311,322
Barrick Gold Corp.                                            100,000         1,899,000
Freeport-McMoRan Copper & Gold, Inc., Class B                 150,000         2,677,500*
Goldcorp, Inc., Class A                                       350,000         3,578,223
Goldcorp, Inc., Class A Warrants (May 2009)                    80,000           947,961*
Goldcorp, Inc., Units                                          40,000           947,880
Ivanhoe Mines Ltd.                                            700,000         1,405,484*
Kinross Gold Corp.                                            200,000           447,648*
Meridian Gold, Inc.                                            48,600           790,244*
Newmont Mining Corp.                                           80,000         2,106,400
Newmont Mining Corp., CDI                                     150,000           405,324
Newmont Mining Corp., Warrants (November 2003)                 42,500           727,428*

   See notes to portfolios of investments and notes to financial statements.

GOLD SHARES FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         JUNE 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                                     SHARES             VALUE
GOLD MINING - NORTH AMERICA (CONT'D)
-----------------------------------------------------------------------------------------
Newmont Mining Corp., Warrants (September 2003)                50,000       $   329,153*
Northgate Exploration Ltd.                                  3,200,000         3,349,462*
Northgate Exploration Ltd., Warrants (December 2006)          884,200           296,858*
Pacific Rim Mining Corp.                                      350,000           214,200*
Placer Dome, Inc.                                             125,000         1,401,267
TVX Gold, Inc.                                                375,000           530,759
Wheaton River Minerals Ltd., Special Warrants (RS)          3,250,000         3,145,058*+
                                                                            -----------
                                                                             26,511,171
METAL & MINERAL MINING 2.12%
-----------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                  10,000           551,398
Impala Platinum Holdings Ltd., ADR                              5,000           275,700
Inco Ltd.                                                      13,000           294,320*
                                                                            -----------
                                                                              1,121,418

-----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                             42,452,125
-----------------------------------------------------------------------------------------
  (cost $37,873,919)


PURCHASED OPTIONS 2.02%                                     CONTRACTS

METAL & MINERAL MINING 0.32%
-----------------------------------------------------------------------------------------
Philadelphia Stock Exchange Gold & Silver Index, Strike
  Price 50, Call, Expiration Dec. 2002 (premium $102,500)       1,000           170,000

GOLD MINING - AFRICA 0.20%
-----------------------------------------------------------------------------------------
AngloGold Ltd., ADR, Strike Price 30, Call, Expiration
  Oct. 2002 (premium $161,500)                                    500            87,500
AngloGold Ltd., ADR, Strike Price 40, Call, Expiration
  Oct. 2002 (premium $43,500)                                     500            20,000
                                                                            -----------
                                                                                107,500
GOLD MINING - NORTH AMERICA 1.50%
-----------------------------------------------------------------------------------------
Barrick Gold Corp., Strike Price 20, Call, Expiration
  Jan. 2004 (premium $242,250)                                    750           255,000
Newmont Mining Corp., Strike Price 30, Call, Expiration
  Jan. 2004 (premium $99,709)                                     155            77,500
Newmont Mining Corp., Strike Price 20, Call, Expiration
  Jan. 2004 (premium $150,850)                                    200           189,000
Placer Dome, Inc., Strike Price 17.50, Call, Expiration
  Dec. 2002 (premium $180,855)                                  2,500            81,250

   See notes to portfolios of investments and notes to financial statements.

GOLD SHARES FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         JUNE 30, 2002
--------------------------------------------------------------------------------

PURCHASED OPTIONS                                           CONTRACTS             VALUE
GOLD MINING - NORTH AMERICA (CONT'D)
-----------------------------------------------------------------------------------------
Placer Dome, Inc., Strike Price 15, Call, Expiration
  Jan. 2004 (premium $279,765)                                  1,000       $   190,000
                                                                            -----------
                                                                                792,750

-----------------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                       1,070,250
-----------------------------------------------------------------------------------------
  (cost $1,260,929)

                                                            PRINCIPAL
CONVERTIBLE DEBENTURES 11.64%                                AMOUNT


DIAMOND MINING & EXPLORATION 0.20%
-----------------------------------------------------------------------------------------
Namibian Minerals Corp. (RS)                                $ 255,000           106,824*

GOLD MINING - NORTH AMERICA 11.44%
-----------------------------------------------------------------------------------------
International Pursuit Corp. (RS)                            1,000,000         6,053,540*

-----------------------------------------------------------------------------------------
TOTAL CONVERTIBLE DEBENTURES                                                  6,160,364
-----------------------------------------------------------------------------------------
  (cost $1,255,000)


-----------------------------------------------------------------------------------------
TOTAL SECURITIES                                                            $49,682,739
-----------------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.55%

Joint Tri-Party Repurchase Agreement, Credit
  Suisse First Boston, 06/28/02, 1.90%, due
  07/01/02, repurchase price $288,800,
  collateralized by U.S. Treasury securities
  held in a joint tri-party repurchase
  account (cost $288,754)                                     288,754           288,754

-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS 94.44%                                                     49,971,493
-----------------------------------------------------------------------------------------
  (cost $40,678,602)
Other assets and liabilities, net 5.56%                                       2,939,801
                                                                            -----------

NET ASSETS 100%                                                             $52,911,294
                                                                            ===========

   See notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
 NOTES TO PORTFOLIOS OF INVESTMENTS                               JUNE 30, 2002
--------------------------------------------------------------------------------


LEGEND

*   Non-income producing security         GO   General Obligation Bond
+   Affiliated company (see following)    RS   Restricted Security
                                                 (see following)
ADR American Depositary Receipt           SPDR Standard & Poor's Depositary
                                                 Receipt
CDI CHESS Depositary Interest             ZCB  Zero Coupon Bond
GDR Global Depositary Receipt

GENERAL

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at June 30, 2002.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

JOINT TRI-PARTY REPURCHASE AGREEMENTS (SEE ALSO NOTE 1 TO FINANCIAL STATEMENTS)

The terms of the repurchase agreements and the securities held as collateral in the tri-party joint repurchase agreements at June 30, 2002 were:

Credit Suisse First Boston repurchase agreement, 06/28/02, 1.90%, due 07/01/02:
  Total principal amount: $48,849,968; Total repurchase price $48,857,703

    $43,650,000 U.S. Treasury Bond, 3.625% 07/15/02
      (total collateral market value, including accrued interest, of
      $49,832,657)

Paine Webber repurchase agreement, 06/28/02, 1.87%, due 07/01/02:
  Total principal amount: $20,500,000; Total repurchase price: $20,503,195

    $17,590,000 U.S. Treasury Bond, 7.25%, 05/15/16
      (total collateral market value, including accrued interest, of
      $20,914,131)

Other mutual funds managed by U.S. Global Investors, Inc. participate in the tri-party joint repurchase agreements. Each owns an undivided interest in the accounts.

AFFILIATED COMPANIES - INDICATED IN PORTFOLIO OF INVESTMENTS AS "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the year ended June 30, 2002.

                                                    SHARES OF AFFILIATED COMPANIES
                                       ---------------------------------------------------------
                                       JUNE 30, 2001    ADDITIONS    REDUCTIONS    JUNE 30, 2002
CHINA REGION OPPORTUNITY FUND
------------------------------------------------------------------------------------------------
Asia Broadband, Inc.                     1,300,000        200,000          --        1,500,000
Capital Alliance Group, Inc.                    --      1,200,000          --        1,200,000
Lingo Media, Inc.                        1,056,800             --          --        1,056,800
Lingo Media, Inc., Class B Warrants        375,000             --    (375,000)              --(b)


At June 30, 2002, the value of investments in affiliated companies was $473,203 representing 3.94% of net assets, and the total cost was $1,232,243. There was no net realized gains/losses on transactions and there was no income earned for the period.
                                                                             67

--------------------------------------------------------------------------------
 NOTES TO PORTFOLIOS OF INVESTMENTS                               JUNE 30, 2002
--------------------------------------------------------------------------------

                                                    SHARES OF AFFILIATED COMPANIES
                                       ---------------------------------------------------------
                                       JUNE 30, 2001    ADDITIONS    REDUCTIONS    JUNE 30, 2002
GLOBAL RESOURCES FUND
---------------------------------------------------------------------------------------------
Soho Resources Corp.                       500,000        500,000          --        1,000,000

At June 30, 2002, the value of investments in affiliated companies was $52,665 representing 0.35% of net assets, and the total cost was $161,812. There was no net realized gains/losses on transactions and there was no income earned for the period.

                                                    SHARES OF AFFILIATED COMPANIES
                                       ---------------------------------------------------------
                                       JUNE 30, 2001    ADDITIONS    REDUCTIONS    JUNE 30, 2002
WORLD PRECIOUS MINERALS FUND
------------------------------------------------------------------------------------------------
Anooraq Resources Corp.                    400,000      1,000,000          --        1,400,000
International Annax Ventures, Inc.       1,245,000        175,500          --        1,420,500
International Pursuit Corp.                     --      2,398,500    (398,500)       2,000,000
Navigator Exploration Corp.                800,000        500,000    (245,500)       1,054,500(a)
Norcal Resources Ltd.                      670,000             --    (670,000)              --(a)
Northgate Exploration Ltd.                      --      5,324,800     (74,800)       5,250,000
Romarco Minerals, Inc.                   2,236,000         40,000    (102,500)       2,173,500

At June 30, 2002 the value of investments in affiliated companies was $7,356,694 representing 7.58% of net assets, and the total cost was $7,723,662. Net realized losses on transactions were $57,079 and there was no income earned for the period.

                                                    SHARES OF AFFILIATED COMPANIES
                                       ---------------------------------------------------------
                                       JUNE 30, 2001    ADDITIONS    REDUCTIONS    JUNE 30, 2002
GOLD SHARES FUND
------------------------------------------------------------------------------------------------
Wheaton River Minerals Ltd.,
  Special Warrants                              --      3,250,000          --        3,250,000

At June 30, 2002 the value of investments in affiliated companies was $3,145,058 representing 5.94% of net assets, and the total cost was $3,737,500. There was no net realized gains/losses on transactions and there was no income earned for the period.

(a) At June 30, 2002, the company is no longer defined as an affiliate, although it was an affiliated company during the period.

(b)  Warrants expired unexercised during the year ended June 30, 2002.


RESTRICTED SECURITIES - INDICATED IN PORTFOLIO OF INVESTMENTS AS "RS"

The following securities are subject to legal restrictions on their resale. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

                                                                  ACQUISITION     COST PER
SECURITY                                                             DATE           SHARE
ALL AMERICAN EQUITY FUND
------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS
    Wheaton River Minerals Ltd., Special Warrants                    05/28/02        $0.75
CONVERTIBLE DEBENTURE
    International Pursuit Corp.                                      03/12/02        $1.00

At June 30, 2002, the total cost of restricted securities was $437,865, and the total value was $1,755,313, representing 8.47% of net assets.

--------------------------------------------------------------------------------
 NOTES TO PORTFOLIOS OF INVESTMENTS                               JUNE 30, 2002
--------------------------------------------------------------------------------

                                                                  ACQUISITION     COST PER
SECURITY                                                             DATE           SHARE
GLOBAL RESOURCES FUND
------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS
    Altius Minerals Corp., Units                                     05/14/02        $0.68
    Atacama Minerals Corp.                                           05/14/02        $0.58
    Atacama Minerals Corp., Warrants (May 2003)                      05/14/02        $0.00
    Farallon Resources Ltd.                                          04/02/02        $0.17
    Farallon Resources Ltd., Warrants (April 2004)                   04/02/02        $0.02
    Nevsun Resources Ltd.                                            05/14/02        $0.64
    Osmium Holdings S.A.                                    10/22/96-01/29/98      $987.07
    Wheaton River Minerals Ltd., Special Warrants                    05/17/01        $0.74
    X-Cal Resources Ltd., Units                                      05/02/02        $0.15
    Zimasco Consolidated Enterprises Ltd.                   06/15/95-09/30/99        $2.50

CONVERTIBLE DEBENTURE
    International Pursuit Corp.                                      03/12/02        $1.00

At June 30, 2002, the total cost of restricted securities was $845,577, and the total value was $2,210,459, representing 14.84% of net assets.
WORLD PRECIOUS MINERALS FUND
------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS
    Chilean Gold Ltd.                                                01/17/97        $1.10
    Diamonds North Resources Ltd., Special Warrants                  05/21/02        $0.32
    Farallon Resources Ltd.                                          04/02/02        $0.17
    Farallon Resources Ltd., Warrants (April 2004)                   04/02/02        $0.02
    First Point Minerals Corp., Units                                05/07/02        $0.19
    Osmium Holdings S.A.                                    10/22/96-01/29/98    $1,280.75
    Western Exploration & Development Ltd., Special
      Warrants                                                       08/14/97        $0.50
    X-Cal Resources Ltd., Units                                      05/02/02        $0.15
    Zimasco Consolidated Enterprises Ltd.                   06/15/95-09/30/99        $2.50

CONVERTIBLE DEBENTURE
    International Pursuit Corp.                                      03/12/02        $1.00

At June 30, 2002, the total cost of restricted securities was $5,879,401, and the total value was $15,938,677, representing 16.42% of net assets.


GOLD SHARES FUND
------------------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS
    Wheaton River Minerals Ltd., Special Warrants                    05/14/02        $0.74

CONVERTIBLE DEBENTURES
    International Pursuit Corp.                                      03/12/02        $1.00
    Namibian Minerals Corp.                                          03/20/01        $1.00

At June 30, 2002, the total cost of restricted securities was $3,652,908, and the total value was $9,305,422, representing 17.59% of net assets.

                                                                              69

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES                             JUNE 30, 2002
--------------------------------------------------------------------------------

                                                              U.S. TREASURY
                                                               SECURITIES
                                                                CASH FUND

Investments, at identified cost                               $133,264,639
                                                              ============
ASSETS
---------------------------------------------------------------------------
Investments, at value:
    Securities                                                $ 80,166,121
    Repurchase Agreements                                       53,098,518
Cash                                                                   179
Receivables:
    Interest                                                       291,192
    Capital shares sold                                          1,655,571
    From adviser                                                        --
Other assets                                                        18,204
---------------------------------------------------------------------------
TOTAL ASSETS                                                   135,229,785
---------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------
Payables:
    Investments purchased                                               --
    Capital shares redeemed                                        142,947
    Adviser and affiliates                                          73,328
    Dividends and distributions                                      3,487
    Accounts payable and accrued expenses                           79,953
---------------------------------------------------------------------------
TOTAL LIABILITIES                                                  299,715
---------------------------------------------------------------------------

NET ASSETS                                                    $134,930,070
                                                              ============

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------
Paid-in capital                                               $134,873,969
Accumulated undistributed net investment income                     74,289
Accumulated net realized loss on investments and foreign
    currencies                                                     (18,188)
Net unrealized appreciation of investments and other assets
    and liabilities denominated in foreign currencies                   --
                                                              ------------
Net assets applicable to capital shares outstanding           $134,930,070
                                                              ============

    Capital shares outstanding, an unlimited number of no
        par shares authorized                                  134,923,516
                                                              ============

NET ASSET VALUE, PUBLIC OFFERING PRICE, REDEMPTION PRICE,
 PER SHARE                                                    $       1.00
                                                              ============


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------

                                                              U.S. GOVERNMENT
                                                                SECURITIES          NEAR-TERM           TAX FREE
                                                               SAVINGS FUND       TAX FREE FUND           FUND
Investments, at identified cost                                $720,850,390        $10,285,540         $20,903,109
                                                               ============        ===========         ===========
ASSETS
-------------------------------------------------------------------------------------------------------------------
Investments, at value:
    Securities                                                 $720,850,390        $ 9,088,318         $20,265,645
    Repurchase Agreements                                                --          1,432,874           1,368,366
Cash                                                                  1,176                 --                   2
Receivables:
    Interest                                                      1,588,406            117,804             280,925
    Capital shares sold                                           1,527,581             10,120               7,968
    From adviser                                                         --             13,135               3,322
Other assets                                                         40,041             10,500              10,761
-------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                    724,007,594         10,672,751          21,936,989
-------------------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------------------
Payables:
    Investments purchased                                        31,322,998            714,963                  --
    Capital shares redeemed                                         465,589            163,480             180,718
    Adviser and affiliates                                          237,397                 --                  --
    Dividends and distributions                                      12,064              2,279              13,757
    Accounts payable and accrued expenses                           126,702             40,372              44,436
-------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                32,164,750            921,094             238,911
-------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                     $691,842,844        $ 9,751,657         $21,698,078
                                                               ============        ===========         ===========

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                $692,650,255        $ 9,740,261         $21,436,711
Accumulated undistributed net investment income                     681,473             12,219              21,624
Accumulated net realized loss on investments and foreign
    currencies                                                   (1,488,884)          (236,475)           (491,159)
Net unrealized appreciation of investments and other assets
    and liabilities denominated in foreign currencies                    --            235,652             730,902
                                                               ------------        -----------         -----------
Net assets applicable to capital shares outstanding            $691,842,844        $ 9,751,657         $21,698,078
                                                               ============        ===========         ===========

    Capital shares outstanding, an unlimited number of no
        par shares authorized                                   691,800,358            902,151           1,782,131
                                                               ============        ===========         ===========

NET ASSET VALUE, PUBLIC OFFERING PRICE, REDEMPTION PRICE,
 PER SHARE                                                     $       1.00        $     10.81         $     12.18
                                                               ============        ===========         ===========

                                                                              71

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES                             JUNE 30, 2002
--------------------------------------------------------------------------------

                                                                   CHINA REGION
                                                ALL AMERICAN       OPPORTUNITY
                                                EQUITY FUND            FUND

Investments, at identified cost                 $19,397,616        $ 12,777,283
                                                ===========        ============
ASSETS
-------------------------------------------------------------------------------
Investments, at value:
    Securities                                  $20,382,646        $ 10,848,424
    Repurchase Agreements                           162,297             554,968
Cash                                                      1                  --
Foreign currencies (cost $0, $57,659,
    $0, $342,919 and $52,383)                            --              57,659
Receivables:
    Investments sold                                230,311             651,722
    Dividends                                        19,584              46,591
    Interest                                             26                  88
    Capital shares sold                               8,576              10,098
    Unrealized appreciation on foreign
        currency exchange contracts                      --                  --
Other assets                                         10,918              10,651
Collateral for securities loaned, at fair
    value                                                --                  --
-------------------------------------------------------------------------------
TOTAL ASSETS                                     20,814,359          12,180,201
-------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------
Payables:
    Investments purchased                            19,550               5,000
    Capital shares redeemed                           7,777                 951
    Adviser and affiliates                           14,500              16,148
    Accounts payable and accrued expenses            59,150              57,360
    Due to custodian                                     --              98,190
    Unrealized depreciation on foreign
        currency exchange contracts                      --                   2
    Payable upon return of securities
        loaned                                           --                  --
-------------------------------------------------------------------------------
TOTAL LIABILITIES                                   100,977             177,651
-------------------------------------------------------------------------------
NET ASSETS                                      $20,713,382        $ 12,002,550
                                                ===========        ============
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------
Paid-in capital                                 $21,804,504        $ 28,282,646
Accumulated net investment loss                     (33,065)            (26,472)
Accumulated net realized loss on
    investments and foreign currencies           (2,205,398)        (14,880,538)
Net unrealized appreciation (depreciation)
    of investments and other assets and
    liabilities denominated in foreign
    currencies                                    1,147,341          (1,373,086)
                                                -----------        ------------
Net assets applicable to capital shares
    outstanding                                 $20,713,382        $ 12,002,550
                                                ===========        ============
    Capital shares outstanding, an
        unlimited number of no par shares
        authorized                                  977,050           2,742,662
                                                ===========        ============
NET ASSET VALUE, PUBLIC OFFERING PRICE,
 REDEMPTION PRICE, PER SHARE                    $     21.20        $       4.38
                                                ===========        ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------

                                              GLOBAL RESOURCES       WORLD PRECIOUS         GOLD SHARES
                                                    FUND             MINERALS FUND              FUND
Investments, at identified cost                 $11,900,988           $ 81,112,530         $  40,678,602
                                                ===========           ============         =============
ASSETS
----------------------------------------------------------------------------------------------------------
Investments, at value:
    Securities                                  $14,371,766           $ 93,020,942         $  49,682,739
    Repurchase Agreements                           258,211              3,713,849               288,754
Cash                                                     --                     --                     1
Foreign currencies (cost $0, $57,659, $0,
    $342,919 and $52,383)                                --                342,515                52,383
Receivables:
    Investments sold                                508,223              4,154,889             3,464,971
    Dividends                                        22,354                  6,555                 5,222
    Interest                                             41                    588                31,495
    Capital shares sold                              29,559                417,836               624,953
    Unrealized appreciation on foreign
        currency exchange contracts                      --                    660                   366
Other assets                                         15,713                 13,279                12,814
Collateral for securities loaned, at fair
    value                                         1,577,799              6,306,600             1,738,267
----------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                     16,783,666            107,977,713            55,901,965
----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------
Payables:
    Investments purchased                           202,037              2,911,385               520,979
    Capital shares redeemed                          23,722              1,481,010               610,400
    Adviser and affiliates                           16,911                102,367                26,055
    Accounts payable and accrued expenses            61,256                 91,531                94,465
    Due to custodian                                  1,233                 35,798                    --
    Unrealized depreciation on foreign
        currency exchange contracts                     986                  4,745                   505
    Payable upon return of securities
        loaned                                    1,577,799              6,306,600             1,738,267
----------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                 1,883,944             10,933,436             2,990,671
----------------------------------------------------------------------------------------------------------
NET ASSETS                                      $14,899,722           $ 97,044,277         $  52,911,294
                                                ===========           ============         =============
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------
Paid-in capital                                 $21,188,881           $133,361,470         $ 183,950,076
Accumulated net investment loss                    (205,002)            (1,348,381)              (45,791)
Accumulated net realized loss on
    investments and foreign currencies           (8,816,548)           (50,574,791)         (140,280,383)
Net unrealized appreciation (depreciation)
    of investments and other assets and
    liabilities denominated in foreign
    currencies                                    2,732,391             15,605,979             9,287,392
                                                -----------           ------------         -------------
Net assets applicable to capital shares
    outstanding                                 $14,899,722           $ 97,044,277         $  52,911,294
                                                ===========           ============         =============
    Capital shares outstanding, an
        unlimited number of no par shares
        authorized                                3,024,407              9,302,638            10,025,720
                                                ===========           ============         =============
NET ASSET VALUE, PUBLIC OFFERING PRICE,
 REDEMPTION PRICE, PER SHARE                    $      4.93           $      10.43         $        5.28
                                                ===========           ============         =============

                                                                              73

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS                                         JUNE 30, 2002
--------------------------------------------------------------------------------

                                                              U.S. TREASURY
                                                                SECURITIES
                                                                CASH FUND

NET INVESTMENT INCOME
INCOME:
---------------------------------------------------------------------------
    Interest and other                                         $3,091,502
    Securities lending income                                          --
                                                               ----------
        TOTAL INCOME                                            3,091,502

EXPENSES:
---------------------------------------------------------------------------
    Management fee                                                637,065
    Transfer agent fees and expenses                              268,175
    Accounting service fees and expenses                           40,000
    Professional fees                                              36,165
    Custodian fees                                                135,330
    Shareholder reporting                                          76,577
    Registration fees                                              30,788
    Trustee fees and expenses                                      19,623
    Interest expense                                                4,931
    Miscellaneous                                                  24,970
                                                               ----------
        Total expenses before reductions                        1,273,624
    Expenses offset                                                (4,669)
    Expenses reimbursed                                                --
                                                               ----------
        NET EXPENSES                                            1,268,955

---------------------------------------------------------------------------
NET INVESTMENT INCOME                                           1,822,547
---------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
    Net realized gain from securities                                  --
    Net change in unrealized appreciation of investments               --
---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                        --
---------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                               $1,822,547
                                                               ==========


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                FOR THE YEAR ENDED JUNE 30, 2002
--------------------------------------------------------------------------------

                                                            U.S. GOVERNMENT
                                                              SECURITIES           NEAR-TERM          TAX FREE
                                                             SAVINGS FUND        TAX FREE FUND          FUND
NET INVESTMENT INCOME
INCOME:
-----------------------------------------------------------------------------------------------------------------
    Interest and other                                        $19,727,903          $ 293,498         $1,051,040
    Securities lending income                                          --                 --                 --
                                                              -----------          ---------         ----------
        TOTAL INCOME                                           19,727,903            293,498          1,051,040

EXPENSES:
-----------------------------------------------------------------------------------------------------------------
    Management fee                                              3,105,459             33,677            163,312
    Transfer agent fees and expenses                              624,818              6,156             21,379
    Accounting service fees and expenses                           94,436             40,000             40,000
    Professional fees                                              43,438             38,169             37,959
    Custodian fees                                                146,683             12,723             16,154
    Shareholder reporting                                         170,744              2,197              6,425
    Registration fees                                              39,836              9,635             17,871
    Trustee fees and expenses                                      19,622             19,622             19,622
    Interest expense                                                8,446                 28                229
    Miscellaneous                                                 109,407             15,109             15,674
                                                              -----------          ---------         ----------
        Total expenses before reductions                        4,362,889            177,316            338,625
    Expenses offset                                                    --                (19)               (81)
    Expenses reimbursed                                        (1,038,134)          (135,201)          (186,129)
                                                              -----------          ---------         ----------
        NET EXPENSES                                            3,324,755             42,096            152,415

-----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                          16,403,148            251,402            898,625
-----------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
    Net realized gain from securities                              22,010             14,691             77,429
    Net change in unrealized appreciation of investments               --            106,420            306,993
-----------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                    22,010            121,111            384,422
-----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                              $16,425,158          $ 372,513         $1,283,047
                                                              ===========          =========         ==========

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS                                         JUNE 30, 2002
--------------------------------------------------------------------------------

                                                                   CHINA REGION
                                                ALL AMERICAN        OPPORTUNITY
                                                EQUITY FUND             FUND
NET INVESTMENT INCOME
INCOME:
--------------------------------------------------------------------------------
    Dividends                                   $   294,280         $   325,301
    Foreign taxes withheld on dividends              (9,920)             (2,115)
                                                -----------         -----------
        Net dividends                               284,360             323,186
    Interest and other                               34,432              12,254
    Securities lending income                           177                 299
                                                -----------         -----------
        TOTAL INCOME                                318,969             335,739

EXPENSES:
--------------------------------------------------------------------------------
    Management fee                                  178,280             154,902
    Transfer agent fees and expenses                128,111              79,254
    Accounting service fees and expenses             40,000              40,000
    Professional fees                                67,516              61,292
    Custodian fees                                   20,949              31,707
    Shareholder reporting                            36,034              24,106
    Registration fees                                13,863              12,173
    Trustee fees and expenses                        19,622              19,622
    Interest expense                                    127                 188
    Miscellaneous                                    16,521              15,613
                                                -----------         -----------
        Total expenses before reductions            521,023             438,857
    Expenses offset                                    (143)                (48)
    Expenses reimbursed                            (172,862)                 --
                                                -----------         -----------
        NET EXPENSES                                348,018             438,809

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                 (29,049)           (103,070)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS

    Realized gain (loss) from:
        Securities                               (1,450,597)            341,505
        Foreign currency transactions                (1,029)               (419)
                                                -----------         -----------
        NET REALIZED GAIN (LOSS)                 (1,451,626)            341,086
                                                -----------         -----------
    Net change in unrealized appreciation (depreciation) of:
        Investments                              (2,929,441)         (1,983,767)
        Other assets and liabilities
          denominated in foreign currencies              17                 805
                                                -----------         -----------
        NET UNREALIZED APPRECIATION
          (DEPRECIATION)                         (2,929,424)         (1,982,962)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                           (4,381,050)         (1,641,876)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS               $(4,410,099)        $(1,744,946)
                                                ===========         ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                FOR THE YEAR ENDED JUNE 30, 2002
--------------------------------------------------------------------------------

                                                GLOBAL RESOURCES       WORLD PRECIOUS         GOLD SHARES
                                                      FUND             MINERALS FUND              FUND
NET INVESTMENT INCOME
INCOME:
------------------------------------------------------------------------------------------------------------
    Dividends                                      $  272,532           $   495,986           $   428,142
    Foreign taxes withheld on dividends               (21,802)              (21,650)              (12,190)
                                                   ----------           -----------           -----------
        Net dividends                                 250,730               474,336               415,952
    Interest and other                                 16,150                61,736                87,618
    Securities lending income                             628                 5,352                 3,898
                                                   ----------           -----------           -----------
        TOTAL INCOME                                  267,508               541,424               507,468

EXPENSES:
------------------------------------------------------------------------------------------------------------
    Management fee                                    118,702               564,834               239,844
    Transfer agent fees and expenses                   92,668               287,076               484,575
    Accounting service fees and expenses               40,000                55,000                45,000
    Professional fees                                  94,064               134,886                93,679
    Custodian fees                                     29,954                88,760                67,487
    Shareholder reporting                              29,938                88,292               151,656
    Registration fees                                  13,928                26,103                22,161
    Trustee fees and expenses                          19,622                19,622                19,622
    Interest expense                                       31                   751                   946
    Miscellaneous                                      15,659                19,034                18,694
                                                   ----------           -----------           -----------
        Total expenses before reductions              454,566             1,284,358             1,143,664
    Expenses offset                                      (160)                   --                  (525)
    Expenses reimbursed                                    --                    --                    --
                                                   ----------           -----------           -----------
        NET EXPENSES                                  454,406             1,284,358             1,143,139

------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                  (186,898)             (742,934)             (635,671)
------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS

    Realized gain (loss) from:
        Securities                                    155,854             8,039,001            10,839,195
        Foreign currency transactions                  (7,695)             (305,346)              (71,767)
                                                   ----------           -----------           -----------
        NET REALIZED GAIN (LOSS)                      148,159             7,733,655            10,767,428
                                                   ----------           -----------           -----------
    Net change in unrealized appreciation
      (depreciation) of:
        Investments                                 2,465,455            31,407,213             8,718,071
        Other assets and liabilities
          denominated in foreign currencies             3,405               (17,267)               (4,099)
                                                   ----------           -----------           -----------
        NET UNREALIZED APPRECIATION
          (DEPRECIATION)                            2,468,860            31,389,946             8,713,972
------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                              2,617,019            39,123,601            19,481,400
------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS                  $2,430,121           $38,380,667           $18,845,729
                                                   ==========           ===========           ===========

                                                                              77

--------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS                             JUNE 30, 2002
--------------------------------------------------------------------------------

                                                           U.S. TREASURY SECURITIES
                                                                   CASH FUND
                                                       ---------------------------------
                                                        YEAR ENDED          YEAR ENDED
                                                       JUNE 30, 2002       JUNE 30, 2001
INCREASE (DECREASE)
 IN NET ASSETS
FROM OPERATIONS:
-----------------------------------------------------------------------------------------
    Net investment income                              $   1,822,547       $   6,106,773
    Net realized gain                                             --                  --
    Net unrealized appreciation                                   --                  --
                                                       -------------       -------------
        NET INCREASE IN NET ASSETS RESULTING
          FROM OPERATIONS                                  1,822,547           6,106,773

DISTRIBUTIONS TO SHAREHOLDERS:
-----------------------------------------------------------------------------------------
    From net investment income                            (1,833,116)         (6,097,807)
                                                       -------------       -------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS               (1,833,116)         (6,097,807)

FROM CAPITAL SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------
    Proceeds from shares sold                            437,112,860         315,321,753
    Distributions reinvested                               1,776,250           5,935,937
                                                       -------------       -------------
                                                         438,889,110         321,257,690
    Cost of shares redeemed                             (434,780,266)       (327,606,443)
                                                       -------------       -------------
        NET INCREASE (DECREASE) IN NET ASSETS
          FROM CAPITAL SHARE TRANSACTIONS                  4,108,844          (6,348,753)

-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                      4,098,275          (6,339,787)
-----------------------------------------------------------------------------------------


NET ASSETS
Beginning of year                                        130,831,795         137,171,582

-----------------------------------------------------------------------------------------
END OF YEAR                                            $ 134,930,070       $ 130,831,795
-----------------------------------------------------------------------------------------

Accumulated undistributed net investment income,
  end of year                                          $      74,289       $      84,858
                                                       =============       =============

CAPITAL SHARE ACTIVITY
-----------------------------------------------------------------------------------------
    Shares sold                                          437,112,627         315,320,769
    Shares reinvested                                      1,776,250           5,935,937
    Shares redeemed                                     (434,780,118)       (327,605,454)
                                                       -------------       -------------
        NET SHARE ACTIVITY                                 4,108,759          (6,348,748)
                                                       =============       =============

                See accompanying notes to financial statements.

                                                          U.S. GOVERNMENT SECURITIES
                                                                 SAVINGS FUND                          NEAR-TERM TAX FREE FUND
                                                      -----------------------------------        ---------------------------------
                                                       YEAR ENDED            YEAR ENDED           YEAR ENDED          YEAR ENDED
                                                      JUNE 30, 2002         JUNE 30, 2001        JUNE 30, 2002       JUNE 30, 2001
INCREASE (DECREASE)
 IN NET ASSETS
FROM OPERATIONS:
----------------------------------------------------------------------------------------------------------------------------------
    Net investment income                             $  16,403,148         $  42,107,895         $   251,402         $  231,039
    Net realized gain                                        22,010               117,279              14,691              1,282
    Net unrealized appreciation                                  --                    --             106,420            152,378
                                                      -------------         -------------         -----------         ----------
        NET INCREASE IN NET ASSETS RESULTING
          FROM OPERATIONS                                16,425,158            42,225,174             372,513            384,699

DISTRIBUTIONS TO SHAREHOLDERS:
----------------------------------------------------------------------------------------------------------------------------------
    From net investment income                          (16,417,534)          (42,134,723)           (248,782)          (229,282)
                                                      -------------         -------------         -----------         ----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS             (16,417,534)          (42,134,723)           (248,782)          (229,282)

FROM CAPITAL SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------------------------
    Proceeds from shares sold                           428,429,699           595,519,461           4,961,330          1,422,500
    Distributions reinvested                             16,049,024            41,274,644             223,918            205,011
                                                      -------------         -------------         -----------         ----------
                                                        444,478,723           636,794,105           5,185,248          1,627,511
    Cost of shares redeemed                            (534,885,376)         (609,782,408)         (1,592,519)          (969,246)
                                                      -------------         -------------         -----------         ----------
        NET INCREASE (DECREASE) IN NET ASSETS
          FROM CAPITAL SHARE TRANSACTIONS               (90,406,653)           27,011,697           3,592,729            658,265

----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                   (90,399,029)           27,102,148           3,716,460            813,682
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of year                                       782,241,873           755,139,725           6,035,197          5,221,515

----------------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                           $ 691,842,844         $ 782,241,873         $ 9,751,657         $6,035,197
----------------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed net investment income,
  end of year                                         $     681,473         $     695,860         $    12,219         $    9,599
                                                      =============         =============         ===========         ==========

CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
    Shares sold                                         428,427,290           595,519,461             461,086            134,903
    Shares reinvested                                    16,049,024            41,274,644              20,883             19,502
    Shares redeemed                                    (534,882,959)         (609,782,121)           (148,610)           (91,856)
                                                      -------------         -------------         -----------         ----------
        NET SHARE ACTIVITY                              (90,406,645)           27,011,984             333,359             62,549
                                                      =============         =============         ===========         ==========

--------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS                             JUNE 30, 2002
--------------------------------------------------------------------------------

                                                                  TAX FREE FUND
                                                       -----------------------------------
                                                        YEAR ENDED            YEAR ENDED
                                                       JUNE 30, 2002         JUNE 30, 2001
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
------------------------------------------------------------------------------------------
    Net investment income (loss)                       $    898,625           $   846,741
    Net realized gain (loss)                                 77,429                38,854
    Net unrealized appreciation (depreciation)              306,993               848,001
                                                       ------------           -----------
        NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS                       1,283,047             1,733,596

DISTRIBUTIONS TO SHAREHOLDERS:
------------------------------------------------------------------------------------------
    From net investment income                             (891,824)             (841,920)
    From net capital gains                                       --                    --
                                                       ------------           -----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS                (891,824)             (841,920)

FROM CAPITAL SHARE TRANSACTIONS:
------------------------------------------------------------------------------------------
    Proceeds from shares sold                            11,189,643             6,567,357
    Distributions reinvested                                722,182               673,317
    Paid-in capital portion of short-term trading fee            --                    --
                                                       ------------           -----------
                                                         11,911,825             7,240,674
    Cost of shares redeemed                             (10,852,666)           (6,264,676)
                                                       ------------           -----------
        NET INCREASE (DECREASE) IN NET ASSETS
          FROM CAPITAL SHARE TRANSACTIONS                 1,059,159               975,998

------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                     1,450,382             1,867,674
------------------------------------------------------------------------------------------


NET ASSETS
Beginning of year                                        20,247,696            18,380,022

------------------------------------------------------------------------------------------
END OF YEAR                                            $ 21,698,078           $20,247,696
------------------------------------------------------------------------------------------

Accumulated undistributed net investment income
  (loss), end of year                                  $     21,624           $    14,823
                                                       ============           ===========

CAPITAL SHARE ACTIVITY
------------------------------------------------------------------------------------------
    Shares sold                                             926,272               550,670
    Shares reinvested                                        59,742                57,134
    Shares redeemed                                        (898,397)             (528,657)
                                                       ------------           -----------
        NET SHARE ACTIVITY                                   87,617                79,147
                                                       ============           ===========

                See accompanying notes to financial statements.

                                                                                                           CHINA REGION
                                                           ALL AMERICAN EQUITY FUND                      OPPORTUNITY FUND
                                                      ----------------------------------        ----------------------------------
                                                       YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
                                                      JUNE 30, 2002        JUNE 30, 2001        JUNE 30, 2002        JUNE 30, 2001
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                       $   (29,049)        $     85,243         $   (103,070)        $    (94,342)
    Net realized gain (loss)                            (1,451,626)           5,048,638              341,086             (490,203)
    Net unrealized appreciation (depreciation)          (2,929,424)         (16,665,037)          (1,982,962)          (3,150,864)
                                                       -----------         ------------         ------------         ------------
        NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS                     (4,410,099)         (11,531,156)          (1,744,946)          (3,735,409)

DISTRIBUTIONS TO SHAREHOLDERS:
----------------------------------------------------------------------------------------------------------------------------------
    From net investment income                             (11,497)             (84,805)                  --             (193,723)
    From net capital gains                                      --           (7,626,114)                  --                   --
                                                       -----------         ------------         ------------         ------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS                (11,497)          (7,710,919)                  --             (193,723)

FROM CAPITAL SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------------------------
    Proceeds from shares sold                            6,460,416            7,662,836            9,311,111            7,819,909
    Distributions reinvested                                11,264            7,514,263                   --              189,177
    Paid-in capital portion of short-term trading fee        1,602                1,744               32,665               50,672
                                                       -----------         ------------         ------------         ------------
                                                         6,473,282           15,178,843            9,343,776            8,059,758
    Cost of shares redeemed                             (8,280,607)         (13,032,545)         (10,719,018)         (10,280,512)
                                                       -----------         ------------         ------------         ------------
        NET INCREASE (DECREASE) IN NET ASSETS
          FROM CAPITAL SHARE TRANSACTIONS               (1,807,325)           2,146,298           (1,375,242)          (2,220,754)

----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                   (6,228,921)         (17,095,777)          (3,120,188)          (6,149,886)
----------------------------------------------------------------------------------------------------------------------------------


NET ASSETS
Beginning of year                                       26,942,303           44,038,080           15,122,738           21,272,624
                                                        ----------           ----------           ----------           ----------

END OF YEAR                                            $20,713,382         $ 26,942,303         $ 12,002,550         $ 15,122,738
                                                       ===========         ============         ============         ============


Accumulated undistributed net investment income
  (loss), end of year                                  $   (33,065)        $       (942)        $    (26,472)        $    (90,742)
                                                       -----------         ------------         ------------         ------------

CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
    Shares sold                                            281,207              246,404            2,125,084            1,575,279
    Shares reinvested                                          513              249,354                   --               39,494
    Shares redeemed                                       (363,591)            (411,519)          (2,458,784)          (2,020,448)
                                                       -----------         ------------         ------------         ------------
        NET SHARE ACTIVITY                                 (81,871)              84,239             (333,700)            (405,675)
                                                       ===========         ============         ============         ============

--------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS                             JUNE 30, 2002
--------------------------------------------------------------------------------

                                                               GLOBAL RESOURCES FUND
                                                         ---------------------------------
                                                          YEAR ENDED          YEAR ENDED
                                                         JUNE 30, 2002       JUNE 30, 2001
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
------------------------------------------------------------------------------------------
    Net investment loss                                   $  (186,898)        $  (193,864)
    Net realized gain (loss)                                  148,159           1,044,106
    Net unrealized appreciation (depreciation)              2,468,860            (369,787)
                                                          -----------         -----------
        NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS                         2,430,121             480,455

DISTRIBUTIONS TO SHAREHOLDERS:
------------------------------------------------------------------------------------------
    From net investment income                                     --                  --
                                                          -----------         -----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS                        --                  --

FROM CAPITAL SHARE TRANSACTIONS:
------------------------------------------------------------------------------------------
    Proceeds from shares sold                              10,486,617           3,164,451
    Distributions reinvested                                       --                  --
    Paid-in capital portion of short-term trading fee          10,199               4,846
                                                          -----------         -----------
                                                           10,496,816           3,169,297
    Cost of shares redeemed                                (9,914,017)         (5,293,107)
                                                          -----------         -----------
        NET INCREASE (DECREASE) IN NET ASSETS
          FROM CAPITAL SHARE TRANSACTIONS                     582,799          (2,123,810)

------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                       3,012,920          (1,643,355)
------------------------------------------------------------------------------------------


NET ASSETS
Beginning of year                                          11,886,802          13,530,157

------------------------------------------------------------------------------------------
END OF YEAR                                               $14,899,722         $11,886,802
------------------------------------------------------------------------------------------

Accumulated net investment loss, end of year              $  (205,002)        $   (48,885)
                                                          ===========         ===========

CAPITAL SHARE ACTIVITY
------------------------------------------------------------------------------------------
    Shares sold                                             2,125,686             747,515
    Shares reinvested                                              --                  --
    Shares redeemed                                        (2,065,030)         (1,272,110)
                                                          -----------         -----------
        NET SHARE ACTIVITY                                     60,656            (524,595)
                                                          ===========         ===========

                See accompanying notes to financial statements.

                                                                  WORLD PRECIOUS
                                                                   MINERALS FUND                         GOLD SHARES FUND
                                                         ---------------------------------       ---------------------------------
                                                          YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                         JUNE 30, 2002       JUNE 30, 2001       JUNE 30, 2002       JUNE 30, 2001
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
----------------------------------------------------------------------------------------------------------------------------------
    Net investment loss                                 $    (742,934)       $   (669,231)      $    (635,671)       $   (656,117)
    Net realized gain (loss)                                7,733,655         (21,690,583)         10,767,428          (8,191,387)
    Net unrealized appreciation (depreciation)             31,389,946          12,186,833           8,713,972           7,840,212
                                                        -------------        ------------       -------------        ------------
        NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS                        38,380,667         (10,172,981)         18,845,729          (1,007,292)

DISTRIBUTIONS TO SHAREHOLDERS:
----------------------------------------------------------------------------------------------------------------------------------
    From net investment income                                     --            (170,999)                 --                  --
                                                        -------------        ------------       -------------        ------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS                        --            (170,999)                 --                  --

FROM CAPITAL SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------------------------
    Proceeds from shares sold                             204,149,606          49,630,107         135,398,502          31,821,623
    Distributions reinvested                                       --             162,926                  --                  --
    Paid-in capital portion of short-term trading fee         369,336              93,145             234,386              67,626
                                                        -------------        ------------       -------------        ------------
                                                          204,518,942          49,886,178         135,632,888          31,889,249
    Cost of shares redeemed                              (188,310,823)        (54,105,732)       (123,798,784)        (34,486,050)
                                                        -------------        ------------       -------------        ------------
        NET INCREASE (DECREASE) IN NET ASSETS
          FROM CAPITAL SHARE TRANSACTIONS                  16,208,119          (4,219,554)         11,834,104          (2,596,801)

----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                      54,588,786         (14,563,534)         30,679,833          (3,604,093)
----------------------------------------------------------------------------------------------------------------------------------


NET ASSETS
Beginning of year                                          42,455,491          57,019,025          22,231,461          25,835,554

----------------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                             $  97,044,277        $ 42,455,491       $  52,911,294        $ 22,231,461
----------------------------------------------------------------------------------------------------------------------------------

Accumulated net investment loss, end of year            $  (1,348,381)       $   (777,956)      $     (45,791)       $   (234,168)
                                                        =============        ============       =============        ============

CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
    Shares sold                                            23,776,852           9,430,275          32,379,462          12,020,917
    Shares reinvested                                              --              32,263                  --                  --
    Shares redeemed                                       (22,508,618)        (10,302,544)        (30,199,556)        (13,027,811)
                                                        -------------        ------------       -------------        ------------
        NET SHARE ACTIVITY                                  1,268,234            (840,006)          2,179,906          (1,006,894)
                                                        =============        ============       =============        ============

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS                                    JUNE 30, 2002
--------------------------------------------------------------------------------


NOTE 1: SIGNIFICANT ACCOUNTING POLICIES

 U.S. Global Investors Funds (Trust) is organized as a Massachusetts business trust, consisting of nine separate funds (funds), as follows: U.S. Treasury Securities Cash, U.S. Government Securities Savings, Near-Term Tax Free, Tax Free, All American Equity, China Region Opportunity, Global Resources, World Precious Minerals (formerly World Gold) and Gold Shares. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended. All funds are diversified with the exception of China Region Opportunity, Global Resources, World Precious Minerals and Gold Shares.

 The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

 A. SECURITY VALUATIONS
 The funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security's primary exchange at the time of daily valuation. Securities for which no sale was reported are valued at the mean between the last reported bid and asked prices or using quotes provided by principal market makers. Short-term investments with effective maturities of sixty days or less at the date of purchase and investments of U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds are valued at amortized cost, which approximates market value. An independent pricing service values municipal securities and long-term U.S. Government obligations using a system based on such factors as credit rating, maturity, coupon and type of security to determine fair value.

 B. FAIR VALUED SECURITIES
 Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. The following factors are generally considered in determining fair value: nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management's judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer's management, quality of the underlying property based on review of independent geological studies, the extent of the fund's investment in the trading securities of the issuer; and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed.

 For securities traded on international exchanges, if events occur after the close of the primary exchange and before the fund's net asset value is next determined which materially affect the value of the fund's securities, then those securities will

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS                                    JUNE 30, 2002
--------------------------------------------------------------------------------


 be valued at their fair value as determined in good faith under the supervision of the Board of Trustees.

 C. SECURITY TRANSACTIONS AND INVESTMENT INCOME Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identified-cost basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the funds are informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, which may include original issue discount, is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-maturity basis as adjustments to interest income.

 The funds may purchase securities on a when-issued or delayed- delivery basis and segregate the liquid assets on their books to collateralize the obligation until trade settlement. Such investments are accounted for in the same manner as marketable portfolio securities.

 The equity funds may invest in private placements and initial public offerings
 (IPOs), the volatility of which may significantly affect performance. There is no guarantee that these high-risk investments will affect a fund's performance in the same way in the future.

 Each fund may temporarily loan securities up to 10% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. These fees are recorded as securities lending income. The loans are collateralized by cash, U.S. government securities, high quality money market instruments or other securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. In the event of default or bankruptcy by the borrower, retention of the collateral may be subject to legal proceedings.

 The market value of securities on loan and the related collateral at June 30, 2002 was:

             FUND                  MARKET VALUE (IN 000S)   COLLATERAL (IN 000S)
  ------------------------------------------------------------------------------
  Global Resources Fund                    $1,530                  $1,578
  World Precious Minerals Fund              5,980                   6,307
  Gold Shares Fund                          1,611                   1,738

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS                                    JUNE 30, 2002
--------------------------------------------------------------------------------


 D. REPURCHASE AGREEMENTS
 The funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold as collateral, underlying securities with a value exceeding the total repurchase price, including accrued interest. The funds use joint tri-party repurchase agreements with other Funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

 E. OPTIONS
 Some funds may write or purchase options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. Written options include a risk of loss in excess of the option premium. The use of options carries the risk of a change in value of the underlying instruments, an illiquid secondary market, or that the counterparty may fail to perform its obligations. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. There were no written options open at June 30, 2002.

 Purchase option transactions during the year ended June 30, 2002 were as follows:

                               ALL AMERICAN EQUITY FUND        GLOBAL RESOURCES FUND
                              ---------------------------------------------------------
                              NUMBER OF      PREMIUMS       NUMBER OF      PREMIUMS
                              CONTRACTS   PAID/(RECEIVED)   CONTRACTS   PAID/(RECEIVED)
  Options outstanding at
    June 30, 2001                  65       $   44,895           --       $       --
  Options purchased               100           40,948          150           53,839
  Options sold                   (100)         (40,948)          --               --
  Options expired                 (65)         (44,895)          --               --
                               ------       ----------        -----       ----------
  Options outstanding at
    June 30, 2002                  --       $       --          150       $   53,839
                               ======       ==========        =====       ==========

                                    WORLD PRECIOUS
                                     MINERALS FUND               GOLD SHARES FUND
                              ---------------------------------------------------------
                              NUMBER OF      PREMIUMS       NUMBER OF      PREMIUMS
                              CONTRACTS   PAID/(RECEIVED)   CONTRACTS   PAID/(RECEIVED)
  Options outstanding at
    June 30, 2001               1,640       $  451,410          975       $  277,654
  Options purchased             7,405        1,625,429        6,880        1,407,904
  Options sold                   (740)        (325,335)        (650)        (287,054)
  Options expired              (1,100)        (265,775)        (600)        (137,575)
                               ------       ----------        -----       ----------
  Options outstanding at
    June 30, 2002               7,205       $1,485,729        6,605       $1,260,929
                               ======       ==========        =====       ==========

 F. FOREIGN CURRENCY TRANSACTIONS

 Some funds may invest in securities of foreign issuers. The accounting records of these funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS                                    JUNE 30, 2002
--------------------------------------------------------------------------------


 translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are converted to U.S. dollars at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other unrealized foreign currency gains or losses are reported separately.

 G. FORWARD FOREIGN CURRENCY CONTRACTS
 The funds may enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

 Open forward foreign currency contracts at June 30, 2002 were:

                                 FOREIGN     IN EXCHANGE   SETTLEMENT              UNREALIZED      UNREALIZED
  FUND CONTRACT                  CURRENCY      FOR USD        DATE      VALUE     APPRECIATION   (DEPRECIATION)
  -------------------------------------------------------------------------------------------------------------
  China Region Opportunity
      SALES:
      Hong Kong Dollar          $  449,728   $   57,657     07/02/02   $ 57,659       $ --          $    (2)

  Global Resources
      PURCHASES:
      Canadian Dollar              250,000      165,563     07/18/02    164,577         --             (986)

  World Precious Minerals
      PURCHASES:
      Australian Dollar            156,901       88,021     07/01/02     88,327        306               --
      Canadian Dollar              128,115       84,844     07/01/02     84,339         --             (505)
      Canadian Dollar               83,799       55,460     07/03/02     55,166         --             (294)
      Norwegian Krone            1,125,600      149,631     07/05/02    149,633          2               --
      Canadian Dollar            1,000,000      662,252     07/18/02    658,306         --           (3,945)
                                ----------   ----------                               ----          -------
                                 2,494,415    1,040,208                                308           (4,745)
      SALES:
      Canadian Dollar               76,453       50,681     07/02/02     50,329        352               --
                                                                                      ----          -------
                                                                                       660           (4,745)
  Gold Shares
      PURCHASES:
      Canadian Dollar              126,115       84,844     07/02/02     84,339         --             (505)
      SALES:
      Canadian Dollar               79,573       52,750     07/02/02     52,383        366               --

 H. FEDERAL INCOME TAXES
 The funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS                                    JUNE 30, 2002
--------------------------------------------------------------------------------


 substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required.

 I. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 The funds record dividends and distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassifications are made within the funds' capital accounts to reflect income and gains available for distribution under income tax regulations.

 The funds generally make distributions at least annually. The U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds accrue dividends, including short-term gains or losses, on a daily basis with payment monthly. Tax Free and Near-Term Tax Free pay monthly dividends. All American Equity pays quarterly dividends. Dividends and distributions payable at period end are processed for reinvestment on the following business day.

 J. EXPENSES
 Each fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Expense offset arrangements have been made with the funds' custodian so the custodian fees may be paid indirectly by credits earned on the funds' cash balances. Such deposit arrangements are an alternative to overnight investments.

 K. SHORT-TERM TRADING (REDEMPTION) FEES
 Shares held in the All American Equity Fund less than 30 days are subject to a short-term trading fee equal to 0.10% of the proceeds of the redeemed shares. Shares held in the China Region Opportunity Fund less than 180 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. Shares held in the Global Resources, World Precious Minerals and Gold Shares Funds held less than 30 days are subject to a short-term trading fee equal to 0.25% of the proceeds of the redeemed shares. These fees, which are retained by the funds, are accounted for as an addition to paid-in capital. Prior to adoption, as required effective July 1, 2001, of the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide of Investment Companies, short-term trading fees were applied as a reduction of expenses to the extent of such related costs; any excess of short-term trading fees was treated as an addition to paid-in capital. This change had no impact on total net assets of the funds.

 L. USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION

 The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS                                    JUNE 30, 2002
--------------------------------------------------------------------------------


 and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 M. ADOPTION OF THE AUDIT GUIDE
 As required, effective July 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies. This adoption did not have a material effect on the Funds' financial statements. However, certain prior year accounts have been reclassified to conform with the fiscal year 2002 presentation.

NOTE 2: RELATED PARTY TRANSACTIONS

 U.S. Global Investors, Inc. (Adviser), under an investment advisory agreement with the Trust in effect through February 28, 2003, furnishes management and investment advisory services and, subject to the supervision of the Trustees, directs the investments of each fund according to its investment objectives, policies and limitations. The Adviser also furnishes all necessary office facilities, business equipment and personnel for administering the affairs of the Trust. Frank E. Holmes, a trustee of the funds, is the controlling owner of the Adviser.

 For the services of the Adviser, each fund pays a management fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each fund is:

                                                   ANNUAL PERCENTAGE OF
                FUND                             AVERAGE DAILY NET ASSETS
  ----------------------------------------------------------------------------
  Gold Shares, All American Equity and       .75% of the first $250,000,000 and
  Tax Free                                   .50% of the excess

  U.S. Treasury Securities Cash and          .50% of the first $250,000,000 and
  U.S. Government Securities Savings         .375% of the excess

  World Precious Minerals and                1.00% of the first $250,000,000 and
  Global Resources                           .50% of the excess

  Near-Term Tax Free                         0.50%

  China Region Opportunity                   1.25%


 The Adviser has voluntarily agreed to reimburse specific funds so that their total operating expenses will not exceed certain annual percentages of average net assets. The expenses for the year ended June 30, 2002 were voluntarily limited as follows: All American Equity at 1.00% through July 25, 2001 and 1.50% thereafter, Near-Term Tax Free and Tax Free at 0.70% and U.S. Government Securities
                                                                              89

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS                                    JUNE 30, 2002
--------------------------------------------------------------------------------


 Savings at .40% through July 25, 2001 and .45% thereafter. In addition, the Adviser has contractually limited total fund operating expenses to not exceed 1.50% for the All American Equity Fund, 0.70% for the Tax Free Fund and Near-Term Tax Free Fund and 0.45% for the U.S. Government Securities Savings Fund on an annualized basis through June 30, 2003, and until such later date as the Adviser determines.

 United Shareholder Services, Inc. (USSI), a wholly-owned subsidiary of the Adviser, is the transfer agent for the funds. Each fund pays an annual fee based on its number of shareholder accounts for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the funds. Brown Brothers Harriman & Co. serves as the custodian, fund accounting and administration service agent with a fee structure based on average net assets of the funds. Additionally, the Adviser was reimbursed at cost for in-house legal and internal administration services pertaining to each fund during the year ended June 30, 2002, in the amounts of $207,146 and $21,490, respectively.

 During the year ended June 30, 2002, A & B Mailers, Inc., a wholly-owned subsidiary of the Adviser, was paid $402,205 for mailing services provided to the funds.

 The five independent Trustees receive compensation for serving on the Board. The Chairman and members of special committees receive additional compensation. Trustees are also reimbursed for out-of- pocket expenses incurred while attending meetings. Frank E. Holmes receives no compensation from the funds for serving on the Board.

NOTE 3: INVESTMENT ACTIVITY

 Purchases and sales of long-term securities for the year ended June 30, 2002, are summarized as follows:

                       FUND                       PURCHASES       SALES
    ----------------------------------------------------------------------
    Near-Term Tax Free                           $ 4,339,935   $ 1,198,816
    Tax Free                                       5,523,967     4,559,690
    All American Equity                           16,634,962    17,388,823
    China Region Opportunity                       3,464,566     4,887,901
    Global Resources                              10,582,341    10,504,964
    World Precious Minerals                       64,011,987    53,689,325
    Gold Shares                                   53,399,295    45,688,954

U.S. Treasury Securities Cash and U.S. Government Securities Savings held only short-term investments. The funds neither purchased nor sold long-term U.S. government securities during the period.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS                                    JUNE 30, 2002
--------------------------------------------------------------------------------


 Investments in foreign issuers as a percent of total investments at June 30, 2002 were: 94.02% of China Region Opportunity, 68.55% of Global Resources, 82.14% of World Precious Minerals and 83.69% of Gold Shares.

 As of June 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                           UNDISTRIBUTED   UNDISTRIBUTED     UNREALIZED
                                             ORDINARY        LONG-TERM     APPRECIATION/
                   FUND                       INCOME       CAPITAL GAINS   (DEPRECIATION)
  ---------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash             $   77,776          $--         $        --
  U.S. Government Securities Savings           693,537           --                  --
  Near-Term Tax Free                            14,499           --             235,652
  Tax Free                                      35,379           --             730,902
  All American Equity                            5,117           --           1,019,271
  China Region Opportunity                          --           --          (1,479,008)
  Global Resources                             229,135           --           2,272,817
  World Precious Minerals                    2,305,732           --          11,398,255
  Gold Shares                                       --           --           9,093,509

 The following table presents the income tax basis of the securities owned at June 30, 2002, and the tax basis components of net unrealized appreciation or depreciation:

                                                        GROSS          GROSS       NET UNREALIZED
                                        AGGREGATE     UNREALIZED     UNREALIZED     APPRECIATION
              FUND                       TAX COST    APPRECIATION   DEPRECIATION   (DEPRECIATION)
  -----------------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash        $133,264,639  $        --    $         --     $        --
  U.S. Government Securities Savings    720,850,390           --              --              --
  Near-Term Tax Free                     10,285,540      237,498          (1,846)        235,652
  Tax Free                               20,903,109      759,894         (28,992)        730,902
  All American Equity                    19,525,686    3,473,093      (2,453,836)      1,019,257
  China Region Opportunity               12,883,205    2,112,497      (3,592,310)      1,479,813
  Global Resources                       12,360,561    3,106,819        (837,403)      2,269,416
  World Precious Minerals                85,320,253   25,302,208     (13,887,670)     11,414,538
  Gold Shares                            40,832,295   12,264,948      (3,125,750)      9,139,198

                                                                              91

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS                                    JUNE 30, 2002
--------------------------------------------------------------------------------


 Net realized capital loss carryforwards, for federal income tax purposes, may be used to offset current or future capital gains until expiration. The loss carry-forwards and related expiration dates for each fund, as of June 30, 2002, are as follows:

                                                  LOSS              EXPIRATION
                     FUND                     CARRYFORWARDS            DATE
  -----------------------------------------------------------------------------
  U.S. Treasury Securities Cash               $     18,188          2007 - 2008
  U.S. Government Securities Savings             1,488,885          2003 - 2005
  Near-Term Tax Free                               236,475          2003 - 2009
  Tax Free                                         491,159          2008 - 2009
  All American Equity                            2,115,510                 2010
  China Region Opportunity                      14,801,088          2004 - 2010
  Global Resources                               8,791,112          2007 - 2008
  World Precious Minerals                       50,021,181          2007 - 2010
  Gold Shares                                  140,132,291          2003 - 2009

 Gold Shares Fund had a post October 31, 2001 currency loss deferral of $40,190. The amount, in accordance with tax rules, is deemed to have occurred on July 1, 2002.

NOTE 4: RISKS OF CONCENTRATIONS

 China Region Opportunity may be exposed to risks not typically associated with investments in the United States, due to concentration of investments in foreign issuers in the region. These investments present risks resulting from disruptive political or economic conditions and the potential imposition of adverse governmental laws or currency exchange restrictions affecting the area.

 The investment policies of Gold Shares and World Precious Minerals present unique risks to their respective portfolios' values. The prices of gold and other precious metals may be subject to fluctuations caused by international monetary and political developments including trade or currency restrictions, currency devaluation and revaluation, and social and political conditions within a country. Fluctuations in the prices of gold and other precious metals will affect the market values of the securities held by these funds.

NOTE 5: CREDIT ARRANGEMENTS

 Each of the U.S. Global Investors Funds, along with other funds under common management, has a revolving credit facility with Brown Brothers Harriman & Co.
 (BBH). Borrowings of each fund are collateralized by any or all of the securities held by BBH as the fund's custodian. Interest on borrowings is charged at the current overnight Federal Funds Rate plus 2%. The revolving credit agreement was amended as of April 29, 2002 to increase the maximum borrowing limit of

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS                                    JUNE 30, 2002
--------------------------------------------------------------------------------


 each U.S. Global Investors Fund from 5% to 10% of qualified assets. The aggregate borrowings by all the funds under the agreement cannot exceed $10,000,000 at any one time. There were no borrowings under the revolving credit facility at June 30, 2002.

NOTE 6: SHARES OF BENEFICIAL INTEREST

 At June 30, 2002, individual shareholders holding more than 5% of outstanding shares comprised 10.34% of the Near-Term Tax Free Fund and 11.29% of the Tax Free Fund.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


U.S. TREASURY SECURITIES CASH FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                                          2002       2001       2000       1999       1998
NET ASSET VALUE, BEGINNING OF YEAR                       $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                                    .01        .05        .04        .04        .04
  Net realized and unrealized gain                          --         --         --         --         --
                                                      --------   --------   --------   --------   --------
  Total from investment activities                         .01        .05        .04        .04        .04
                                                      --------   --------   --------   --------   --------
Distributions from net investment income                  (.01)      (.05)      (.04)      (.04)      (.04)

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                             $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)                 1.43%      4.59%      4.49%      3.92%      4.55%
Ratios to Average Net Assets (b):
  Net investment income                                   1.43%      4.62%      4.33%      3.87%      4.37%
  Total expenses                                          1.00%      1.06%      1.04%      1.01%       .96%
  Expenses reimbursed or offset                             --         --         --         --         --
  Net expenses                                            1.00%      1.06%      1.04%      1.01%       .96%

Net assets, end of year (in thousands)                $134,930   $130,832   $137,172   $155,767   $149,421


U.S. GOVERNMENT SECURITIES SAVINGS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                                          2002       2001       2000       1999       1998
NET ASSET VALUE, BEGINNING OF YEAR                       $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                                    .02        .05        .05        .05        .05
  Net realized and unrealized gain                          --         --         --         --         --
                                                      --------   --------   --------   --------   --------
  Total from investment activities                         .02        .05        .05        .05        .05
                                                      --------   --------   --------   --------   --------
Distributions from net investment income                  (.02)      (.05)      (.05)      (.05)      (.05)

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                             $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)                 2.20%      5.42%      5.44%      4.90%      5.38%
Ratios to Average Net Assets (b):
  Net investment income                                   2.20%      5.41%      5.26%      4.78%      5.25%
  Total expenses                                           .59%       .60%       .60%       .61%       .67%
  Expenses reimbursed or offset                           (.14)%     (.20)%     (.20)%     (.30)%     (.36)%
  Net expenses                                             .45%       .40%       .40%       .31%       .31%

Net assets, end of year (in thousands)                $691,843   $782,242   $755,140   $790,148   $761,518


(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


NEAR-TERM TAX FREE FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                                          2002      2001      2000      1999      1998
NET ASSET VALUE, BEGINNING OF YEAR                      $10.61    $10.31    $10.47    $10.64    $10.49
------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                                    .40       .43       .44       .42       .43
  Net realized and unrealized gain (loss)                  .19       .30      (.17)     (.17)      .19
                                                        ------    ------    ------    ------    ------
  Total from investment activities                         .59       .73       .27       .25       .62
                                                        ------    ------    ------    ------    ------
Distributions from net investment income                  (.39)     (.43)     (.43)     (.42)     (.47)

------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                            $10.81    $10.61    $10.31    $10.47    $10.64
------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)                 5.65%     7.21%     2.65%     2.35%     6.02%
Ratios to Average Net Assets (b):
  Net investment income                                   3.73%     4.15%     4.10%     3.93%     4.12%
  Total expenses                                          2.63%     2.72%     2.45%     2.25%     1.83%
  Expenses reimbursed or offset                          (2.01)%   (2.02)%   (1.75)%   (1.55)%   (1.13)%
  Net expenses                                             .62%      .70%      .70%      .70%      .70%
Portfolio turnover rate                                     19%       23%       24%       38%       39%

Net assets, end of year (in thousands)                  $9,752    $6,035    $5,222    $7,411    $8,061



TAX FREE FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                                         2002      2001      2000      1999      1998
NET ASSET VALUE, BEGINNING OF YEAR                     $11.95    $11.38    $11.80    $12.20    $11.89
-----------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                                   .50       .53       .56       .55       .57
  Net realized and unrealized gain (loss)                 .23       .57      (.39)     (.37)      .33
                                                      -------   -------   -------   -------   -------
  Total from investment activities                        .73      1.10       .17       .18       .90
                                                      -------   -------   -------   -------   -------
Distributions
  From net investment income                             (.50)     (.53)     (.55)     (.55)     (.59)
  From net realized gains                                  --        --      (.04)     (.03)       --
                                                      -------   -------   -------   -------   -------
  Total distributions                                    (.50)     (.53)     (.59)     (.58)     (.59)

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                           $12.18    $11.95    $11.38    $11.80    $12.20
-----------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)                6.18%     9.81%     1.57%     1.39%     7.71%
Ratios to Average Net Assets (b):
  Net investment income                                  4.13%     4.50%     4.80%     4.54%     4.77%
  Total expenses                                         1.56%     1.53%     1.53%     1.45%     1.45%
  Expenses reimbursed or offset                          (.86)%    (.83)%    (.83)%    (.75)%    (.75)%
  Net expenses                                            .70%      .70%      .70%      .70%      .70%
Portfolio turnover rate                                    22%       19%       16%       42%       49%

Net assets, end of year (in thousands)                $21,698   $20,248   $18,380   $24,042   $21,400

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


ALL AMERICAN EQUITY FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                                         2002      2001      2000      1999      1998
NET ASSET VALUE, BEGINNING OF YEAR                     $25.44    $45.18    $44.78    $38.80    $31.34
-----------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income (loss)                           (.03)      .08       .33       .26       .38
  Net realized and unrealized gain (loss)               (4.20)   (11.42)      .90      7.10      8.06
                                                      -------   -------   -------   -------   -------
  Total from investment activities                      (4.23)   (11.34)     1.23      7.36      8.44
                                                      -------   -------   -------   -------   -------
Distributions
  From net investment income                             (.01)     (.08)     (.33)     (.26)     (.40)
  From net realized gains                                  --     (8.32)     (.50)    (1.12)     (.58)
                                                      -------   -------   -------   -------   -------
  Total distributions                                    (.01)    (8.40)     (.83)    (1.38)     (.98)

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                           $21.20    $25.44    $45.18    $44.78    $38.80
-----------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)              (16.62)%  (27.96)%    2.72%    19.49%    27.31%
Ratios to Average Net Assets (b):
  Net investment income (loss)                           (.12)%     .25%      .28%      .66%     1.03%
  Total expenses                                         2.19%     1.69%     1.53%     1.56%     1.61%
  Expenses reimbursed or offset                          (.73)%    (.69)%    (.53)%    (.56)%    (.64)%
  Net expenses                                           1.46%     1.00%     1.00%     1.00%      .97%
Portfolio turnover rate                                    75%       85%       21%       25%       24%

Net assets, end of year (in thousands)                $20,713   $26,942   $44,038   $53,202   $34,671


CHINA REGION OPPORTUNITY FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                                         2002      2001      2000      1999      1998
NET ASSET VALUE, BEGINNING OF YEAR                      $4.92     $6.11     $5.58     $4.09     $8.60
-----------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income (loss)                           (.04)     (.04)     (.02)     (.03)      .03
  Net realized and unrealized gain (loss)                (.50)    (1.09)      .55      1.55     (4.49)
                                                      -------   -------   -------   -------   -------
  Total from investment activities                       (.54)    (1.13)      .53      1.52     (4.46)
                                                      -------   -------   -------   -------   -------
Distributions
  From net investment income                               --      (.06)       --      (.03)     (.05)
                                                      -------   -------   -------   -------   -------
  Total distributions                                      --      (.06)       --      (.03)     (.05)

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                            $4.38     $4.92     $6.11     $5.58     $4.09
-----------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)              (10.98)%  (18.45)%    9.50%    37.50%   (52.06)%
Ratios to Average Net Assets (b):
  Net investment income (loss)                           (.83)%    (.56)%    (.40)%   (1.18)%     .39%
  Total expenses                                         3.54%     3.04%     3.10%     4.41%     2.60%
  Expenses reimbursed or offset                            --        --        --        --        --
  Net expenses                                           3.54%     3.04%     3.10%     4.41%     2.60%
Portfolio turnover rate                                    29%        4%       40%       13%       17%

Net assets, end of year (in thousands)                $12,003   $15,123   $21,273   $29,156   $19,460

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


GLOBAL RESOURCES FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                                         2002      2001      2000      1999      1998
NET ASSET VALUE, BEGINNING OF YEAR                      $4.01     $3.88     $4.01     $4.47     $7.33
-----------------------------------------------------------------------------------------------------

Investment Activities
  Net investment loss                                    (.06)     (.06)     (.08)     (.07)     (.01)
  Net realized and unrealized gain (loss)                 .98       .19      (.05)     (.15)    (1.95)
                                                      -------   -------   -------   -------   -------
  Total from investment activities                        .92       .13      (.13)     (.22)    (1.96)
                                                      -------   -------   -------   -------   -------
Distributions
  From net realized gains                                  --        --        --      (.24)     (.90)
                                                      -------   -------   -------   -------   -------
  Total distributions                                      --        --        --      (.24)     (.90)

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                            $4.93     $4.01     $3.88     $4.01     $4.47
-----------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)               22.94%     3.35%    (3.24)%   (4.12)%  (29.79)%
Ratios to Average Net Assets (b):
  Net investment loss                                   (1.57)%   (1.47)%   (1.87)%   (1.83)%   (1.51)%
  Total expenses                                         3.83%     3.61%     3.79%     4.34%     2.42%
  Expenses reimbursed or offset                            --        --        --        --      (.04)%
  Net expenses                                           3.83%     3.61%     3.79%     4.34%     2.38%
Portfolio turnover rate                                    96%       65%       55%      153%      192%

Net assets, end of year (in thousands)                $14,900   $11,887   $13,530   $16,964   $18,958


WORLD PRECIOUS MINERALS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                                         2002      2001      2000      1999       1998
NET ASSET VALUE, BEGINNING OF YEAR                      $5.28     $6.43     $7.79     $9.86     $15.95
------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income (loss)                           (.07)     (.10)     (.01)      .02       (.05)
  Net realized and unrealized gain (loss)                5.22     (1.03)    (1.35)    (2.08)     (5.90)
                                                      -------   -------   -------   -------   --------
  Total from investment activities                       5.15     (1.13)    (1.36)    (2.06)     (5.95)
                                                      -------   -------   -------   -------   --------
Distributions
  From net investment income                               --      (.02)       --      (.01)      (.14)
                                                      -------   -------   -------   -------   --------
  Total distributions                                      --      (.02)       --      (.01)      (.14)

------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                           $10.43     $5.28     $6.43     $7.79      $9.86
------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)               97.54%   (17.54)%  (17.46)%  (20.89)%   (37.41)%
Ratios to Average Net Assets (b):
  Net investment income (loss)                          (1.32)%   (1.51)%   (1.41)%     .27%      (.72)%
  Total expenses                                         2.27%     2.86%     2.50%     2.18%      1.74%
  Expenses reimbursed or offset                            --        --        --      (.06)%       --
  Net expenses                                           2.27%     2.86%     2.50%     2.12%      1.74%
Portfolio turnover rate                                   104%       68%       93%      252%        43%

Net assets, end of year (in thousands)                $97,044   $42,455   $57,019   $96,057   $149,759

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


GOLD SHARES FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                                          2002      2001      2000      1999     1998*
NET ASSET VALUE, BEGINNING OF YEAR                       $2.83     $2.92     $3.42     $3.79     $9.40
------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income (loss)                            (.06)     (.09)     (.15)     (.11)      .01
  Net realized and unrealized gain (loss)                 2.51        --      (.35)     (.26)    (5.50)
                                                       -------   -------   -------   -------   -------
  Total from investment activities                        2.45      (.09)     (.50)     (.37)    (5.49)
                                                       -------   -------   -------   -------   -------
Distributions
  From net investment income                                --        --        --        --      (.12)
                                                       -------   -------   -------   -------   -------
  Total distributions                                       --        --        --        --      (.12)

------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                             $5.28     $2.83     $2.92     $3.42     $3.79
------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)                86.57%    (3.08)%  (14.62)%   (9.76)%  (58.83)%
Ratios to Average Net Assets (b):
  Net investment income (loss)                           (1.99)%   (2.93)%   (3.98)%   (2.88)%     .53%
  Total expenses                                          3.57%     5.79%     5.74%     5.59%     2.67%
  Expenses reimbursed or offset                             --        --        --      (.35)%    (.20)%
  Net expenses                                            3.57%     5.79%     5.74%     5.24%     2.47%
Portfolio turnover rate                                    164%       95%       82%      388%      220%

Net assets, end of year (in thousands)                 $52,911   $22,231   $25,836   $38,286   $46,251

 * The values shown above for the period have been adjusted to reflect the 1-for-10 reverse stock split, which was effective on July 1, 1998.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------


The Board of Trustees and Shareholders
of U.S. Global Investors Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the U.S. Treasury Securities Cash Fund, U.S. Government Securities Savings Fund, Near-Term Tax Free Fund, Tax Free Fund, All American Equity Fund, China Region Opportunity Fund, Global Resources Fund, World Precious Minerals Fund and Gold Shares Fund (collectively, the "Funds"), each a portfolio of U.S. Global Investors Funds (Trust) as of June 30, 2002, and the related statements of operations, statements of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets for the year ended June 30, 2001 and financial highlights for each of the years in the four-year period ended June 30, 2001 were audited by other auditors whose report dated August 16, 2001, expressed an unqualified opinion.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting U.S. Global Investors Funds, as of June 30, 2002, and the results of their operations, the changes in their net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Boston, Massachusetts
August 16, 2002

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS (UNAUDITED)                                JUNE 30, 2002
--------------------------------------------------------------------------------


The following table presents information about the Trustees as of June 30, 2002, together with a brief description of their principal occupations during the last five years. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity or removal. The retirement age for Trustees ranges from 65 to 73. If you would like more information about the Trustees, you may call 1-800-USFUNDS (1-800-873-8637) to request a free copy of the Statement of Additional Information.

NON-INTERESTED TRUSTEES
-----------------------------
NAME (AGE)
ADDRESS
POSITIONS HELD WITH TRUST
LENGTH OF TIME SERVED
NUMBER OF PORTFOLIOS IN FUND       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
COMPLEX OVERSEEN BY TRUSTEE               AND OTHER DIRECTORSHIPS HELD
================================================================================
John P. Allen (72)               PRINCIPAL OCCUPATION: President, Deposit
13615 Chenille                   Development Associates Inc., a bank-marketing
San Antonio, TX 78232            firm. President, Paragon Press, Inc.,
Trustee                          President, Rio Cibolo Ranch, Inc.
1973 to present
Nine Portfolios
--------------------------------------------------------------------------------
E. Douglas Hodo (67)             PRINCIPAL OCCUPATION: Chief Executive Officer
7702 Fondren                     of Houston Baptist University. Formerly Dean
Houston, TX 77074                and Professor of Economics and Finance, College
Trustee                          of Business, University of Texas at San
1981 to present                  Antonio.
Nine Portfolios                  OTHER DIRECTORSHIPS HELD: Director of Stewart
                                 Information Services, Inc.
--------------------------------------------------------------------------------
Clark R. Mandigo (59)            PRINCIPAL OCCUPATION: Restaurant operator,
15050 Jones Maltsberger          business consultant since 1991.
San Antonio, TX 78247            OTHER DIRECTORSHIPS HELD: Director of Lone Star
Trustee                          Steakhouse & Saloon, Inc. since 1992, and
1998 to present                  Horizon Organic Holding Corporation since 1996.
Twelve Portfolios
--------------------------------------------------------------------------------
W.W. McAllister, III (60)        OTHER DIRECTORSHIPS HELD: Director, Texas
4940 Broadway                    Capital Banc Shares, Inc. from 1999 to present.
Suite 104                        Chairman of the Board of Texas Insurance
San Antonio, TX 78209            Agency, Inc. from 1981 to 2000. Chairman of the
Trustee                          Board of Bomac Sports Limited d.b.a. SA Sports
1998 to present                  Unlimited from December 1995 to 2000. Currently
Nine Portfolios                  a director of Alamo Title Holding Co. and Alamo
                                 Title Insurance of Texas.
--------------------------------------------------------------------------------
W.C.J. van Rensburg (63)         PRINCIPAL OCCUPATION: Professor of Geological
6010 Sierra Arbor Court          Science and Petroleum Engineering, University
Austin, TX 78759                 of Texas at Austin. Former Associate Director,
Trustee                          Bureau of Economic Geology, University of
1978 to present                  Texas. Former Chairman, Department of
Nine Portfolios                  Geosciences, West Texas State University.
                                 Former technical director of South African
                                 Minerals Bureau and British Petroleum Professor
                                 of Energy Economics at the Rand Afrikaans
                                 University, Johannesburg, South Africa.
================================================================================

100

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--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS (UNAUDITED)                                JUNE 30, 2002
--------------------------------------------------------------------------------

INTERESTED TRUSTEES
-----------------------------
NAME (AGE)
ADDRESS
POSITIONS HELD WITH TRUST
LENGTH OF TIME SERVED
NUMBER OF PORTFOLIOS IN FUND       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
COMPLEX OVERSEEN BY TRUSTEE               AND OTHER DIRECTORSHIPS HELD
================================================================================
Frank Holmes* (47)               PRINCIPAL OCCUPATION: Chairman of the Board of
7900 Callaghan Road              Directors, Chief Executive Officer, and Chief
San Antonio, TX 78229            Investment Officer of the Adviser. Since
Trustee, Chief Executive         October 1989, Mr. Holmes has served and
Officer, Chief Investment        continues to serve in various positions with
Officer, President               the Adviser, its subsidiaries, and the
1989 to present                  investment companies it sponsors.
Twelve Portfolios                OTHER DIRECTORSHIPS HELD: Director of Franc-Or
                                 Resources Corp. from November 1994 to November
                                 1996 and from June 2000 to present. Director of
                                 Adventure Capital Limited from January 1996 to
                                 July 1997 and Director of Vedron Gold, Inc.
                                 from August 1996 to March 1997. Director of
                                 71316 Ontario, Inc. since April 1987 and of F.
                                 E. Holmes Organization, Inc. since July 1978.
                                 Director of Marleau, Lemire Inc. from January
                                 1995 to January 1996. Director of United
                                 Services Canada, Inc. since February 1995 and
                                 Chief Executive Officer from February to August
                                 1995. Director of Consolidated Fortress since
                                 November 2000.
================================================================================
* Mr. Holmes is an "interested person" of the Trust by virtue of his positions with U.S. Global Investors, Inc.

                                                                             101

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--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS (UNAUDITED)                                JUNE 30, 2002
--------------------------------------------------------------------------------


The following table presents information about each Officer of the Trust as of June 30, 2002, together with a brief description of their principal occupations during the last five years. Each holds office until his or her successor is duly elected and qualified.

OFFICERS
-----------------------------
NAME (AGE)
ADDRESS
POSITIONS HELD WITH TRUST
LENGTH OF TIME SERVED              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
================================================================================
Frank Holmes (47)                Chairman of the Board of Directors, Chief
7900 Callaghan Road              Executive Officer, and Chief Investment Officer
San Antonio, TX 78229            of the Adviser. Since October 1989, Mr. Holmes
Trustee, Chief Executive         has served and continues to serve in various
Officer, Chief Investment        positions with the Adviser, its subsidiaries,
Officer, President               and the investment companies it sponsors.
1989 to present
--------------------------------------------------------------------------------
Susan McGee (43)                 President and General Counsel of the Adviser.
7900 Callaghan Road              Since September 1992, Ms. McGee has served and
San Antonio, TX 78229            continues to serve in various positions with
Executive Vice President,        the Adviser, its subsidiaries, and the
Secretary, General Counsel       investment companies it sponsors.
1997 to present
--------------------------------------------------------------------------------
Tracy C. Peterson (30)           Treasurer of the Trust and Chief Financial
7900 Callaghan Road              Officer of the Adviser. Since 1996, Mr.
San Antonio, TX 78229            Peterson has served in various positions with
Treasurer                        the Adviser, its subsidiaries, and the
1998 to present                  investment companies it sponsors.
================================================================================

102

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--------------------------------------------------------------------------------
 ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------


 CHANGE IN INDEPENDENT ACCOUNTANTS (UNAUDITED)

 On May 24, 2002, the Board of Trustees of the Trust, upon the recommendation of the Board's audit committee, determined not to retain Arthur Andersen LLP and approved a change of the Trust's independent accountants to KPMG LLP. For the fiscal years ended June 30, 2001 and June 30, 2000, Arthur Andersen LLP's audit reports on the funds' financial statements contained no adverse opinion or disclaimer of opinion; nor were their reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Trust and Arthur Andersen LLP on any matter of accounting principles or practices, financial statement disclosure or audit scope or procedure, which if not resolved to the satisfaction of Arthur Andersen LLP, would have caused them to make reference to the disagreements in their report.


 ADDITIONAL FEDERAL TAX INFORMATION

 The percentage of tax-exempt dividends paid by the funds for the year ended June 30, 2002, was:

    Near-Term Tax Free                 93.42%
    Tax Free                           95.61%

 The percentage of ordinary income dividends paid by the funds during the year ended June 30, 2002, which qualify for the Dividends Received Deduction available to corporate shareholders was:

    World Precious Minerals             0.72%
    All American Equity               100.00%

 In January 2003, the funds will report on Form 1099 the tax status of all distributions made during the calendar year 2002. Shareholders should use the information on Form 1099 for their income tax returns.

                                                                             103

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 NOTES
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                     [GRAPHIC: U.S. Global Investors logo]

                        1-800-US-FUNDS (1-800-873-8637)
                   P.O. Box 781234 San Antonio, TX 78278-1234
                          E-mail: shsvc@us-global.com
                           Internet: www.usfunds.com
                   Distributed by U.S. Global Brokerage, Inc.